DELAWARE VIP® TRUST Prospectus | Delaware VIP® Cash Reserve Series | CASH RESERVE SERIES STANDARD CLASS
Delaware VIP® Cash Reserve Series
WHAT ARE THE SERIES' INVESTMENT OBJECTIVES?
Delaware VIP Cash Reserve Series seeks to provide maximum current income, while preserving principal and maintaining liquidity, by investing its assets in a diversified portfolio of money market securities and managing the portfolio to maintain a constant net asset value (NAV) of  $1 per share.

WHAT ARE THE SERIES' FEES AND EXPENSES?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	DELAWARE VIP® TRUST Prospectus Delaware VIP® Cash Reserve Series CASH RESERVE SERIES STANDARD CLASS
Management fees	0.45%
Distribution and service (12b-1) fees	none
Other expenses	0.28%
Total annual series operating expenses	0.73%

EXAMPLE
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example DELAWARE VIP® TRUST Prospectus (USD $)	Delaware VIP® Cash Reserve Series CASH RESERVE SERIES STANDARD CLASS
1 year	75
3 years	233
5 years	406
10 years	906

WHAT ARE THE SERIES' PRINCIPAL INVESTMENT STRATEGIES?
The Series invests in short-term money market securities, including securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, asset-backed securities and short-term debt instruments of banks and corporations.

The Series is a money market fund. A money market fund is designed for stability of principal; consequently, the level of income fluctuates.

The Series maintains a dollar-weighted average portfolio maturity of 60 days or less. Also, the Series' investment manager, Delaware Management Company (Manager or we), will not purchase any instruments with an effective remaining maturity of more than 397 calendar days (approximately 13 months). We intend to hold our investments until maturity, but we may sell them prior to maturity in order to shorten or lengthen the average maturity of the bonds in the portfolio, increase the yield, maintain the quality of the portfolio, or maintain a stable share value. The Series may not invest more than 5% of its total assets (measured at the time of acquisition) in illiquid securities.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE SERIES?
An investment in the Series is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Series seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Series. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series' portfolio. Principal risks include:
Risk	Definition
Investments not guaranteed by the Manager or its affiliates
Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Interest rate risk	The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds.
Credit risk	The risk that a bond's issuer will be unable to make timely payments of interest and principal.
Counterparty risk
The risk that if a series enters into a repurchase agreement, it will be subject to the risk that the counterparty to such an agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

Inflation risk	The risk that the return from your investments will be less than the increase in the cost of living due to inflation.

HOW HAS THE DELAWARE VIP® CASH RESERVE SERIES PERFORMED?
The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year and by showing how the Series' average annual returns for 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Series' past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Series' most recently available month-end performance by calling 800 523-1918 or by visiting our web site at www.delawareinvestments.com/institutional/performance .

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Year-by-year total return (Standard Class)

During the periods illustrated in this bar chart, the Class' highest quarterly return was 1.38% for the quarter ended March 31, 2001 and its lowest quarterly return was 0.02% for the quarter ended June 30, 2010.

Average annual total returns for periods ended December 31, 2010
Average Annual Total Returns	1 year	5 years	10 years
DELAWARE VIP® TRUST Prospectus Delaware VIP® Cash Reserve Series CASH RESERVE SERIES STANDARD CLASS	0.10%	2.33%	2.09%

DELAWARE VIP® TRUST Prospectus | Delaware VIP® Cash Reserve Series | CASH RESERVE SERIES SERVICE CLASS
Delaware VIP® Cash Reserve Series
WHAT ARE THE SERIES' INVESTMENT OBJECTIVES?
Delaware VIP Cash Reserve Series seeks to provide maximum current income, while preserving principal and maintaining liquidity, by investing its assets in a diversified portfolio of money market securities and managing the portfolio to maintain a constant net asset value (NAV) of  $1 per share.

WHAT ARE THE SERIES' FEES AND EXPENSES?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		DELAWARE VIP® TRUST Prospectus Delaware VIP® Cash Reserve Series CASH RESERVE SERIES SERVICE CLASS
Management fees		0.45%
Distribution and service (12b-1) fees		0.30%
Other expenses		0.28%
Total annual series operating expenses		1.03%
Fee waivers and expense reimbursements	[1]	(0.05%)
Total annual series operating expenses after fee waivers and expense reimbursements		0.98%
[1]	The Series' distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the 12b-1 fees to no more than 0.25% of average daily net assets from April 29, 2011 through April 30, 2012. These waivers and reimbursements may only be terminated by agreement of the Distributor and the Series.

EXAMPLE
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example DELAWARE VIP® TRUST Prospectus (USD $)	Delaware VIP® Cash Reserve Series CASH RESERVE SERIES SERVICE CLASS
1 year	100
3 years	323
5 years	564
10 years	1,255

WHAT ARE THE SERIES' PRINCIPAL INVESTMENT STRATEGIES?
The Series invests in short-term money market securities, including securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, asset-backed securities and short-term debt instruments of banks and corporations.

The Series is a money market fund. A money market fund is designed for stability of principal; consequently, the level of income fluctuates.

The Series maintains a dollar-weighted average portfolio maturity of 60 days or less. Also, the Series' investment manager, Delaware Management Company (Manager or we), will not purchase any instruments with an effective remaining maturity of more than 397 calendar days (approximately 13 months). We intend to hold our investments until maturity, but we may sell them prior to maturity in order to shorten or lengthen the average maturity of the bonds in the portfolio, increase the yield, maintain the quality of the portfolio, or maintain a stable share value. The Series may not invest more than 5% of its total assets (measured at the time of acquisition) in illiquid securities.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE SERIES?
An investment in the Series is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Series seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Series. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series' portfolio. Principal risks include:
Risk	Definition
Investments not guaranteed by the Manager or its affiliates
Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Interest rate risk	The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds.
Credit risk	The risk that a bond's issuer will be unable to make timely payments of interest and principal.
Counterparty risk	T he risk that if a series enters into a repurchase agreement, it will be subject to the risk that the counterparty to such an agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).
Inflation risk	The risk that the return from your investments will be less than the increase in the cost of living due to inflation.

HOW HAS THE DELAWARE VIP® CASH RESERVE SERIES PERFORMED?
The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year and by showing how the Series' average annual returns for 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Series' past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Series' most recently available month-end performance by calling 800 523-1918 or by visiting our web site at www.delawareinvestments.com/institutional/performance .

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Year-by-year total return (Service Class)

During the periods illustrated in this bar chart, the Class' highest quarterly return was 1.34% for the quarter ended March 31, 2001 and its lowest quarterly return was 0.04% for the quarter ended December 31, 2003.

Average annual total returns for periods ended December 31, 2010
Average Annual Total Returns	1 year	5 years	10 years
DELAWARE VIP® TRUST Prospectus Delaware VIP® Cash Reserve Series CASH RESERVE SERIES SERVICE CLASS	0.35%	2.54%	2.10%

DELAWARE VIP® TRUST Prospectus | Delaware VIP® Diversified Income Series | DIVERSIFIED INCOME SERIES STANDARD CLASS
Delaware VIP® Diversified Income Series
WHAT IS THE SERIES' INVESTMENT OBJECTIVE?
Delaware VIP Diversified Income Series seeks maximum long-term total return consistent with reasonable risk.
WHAT ARE THE SERIES' FEES AND EXPENSES?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	DELAWARE VIP® TRUST Prospectus Delaware VIP® Diversified Income Series DIVERSIFIED INCOME SERIES STANDARD CLASS
Management fees	0.60%
Distribution and service (12b-1) fees	none
Other expenses	0.10%
Total annual series operating expenses	0.70%

EXAMPLE
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example DELAWARE VIP® TRUST Prospectus (USD $)	Delaware VIP® Diversified Income Series DIVERSIFIED INCOME SERIES STANDARD CLASS
1 year	72
3 years	224
5 years	390
10 years	871

PORTFOLIO TURNOVER
The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Series' performance. During the most recent fiscal year, the Series' portfolio turnover rate was 237% of the average value of its portfolio.

WHAT ARE THE SERIES' PRINCIPAL INVESTMENT STRATEGIES?
The Series allocates its investments principally among the following four sectors of the fixed income securities markets: the U.S. investment grade sector, the U.S. high yield sector, the international developed markets sector, and the emerging markets sector. Under normal circumstances, the Series will invest at least 80% of its net assets in fixed income securities (the 80% policy). The Series' investment manager, Delaware Management Company (Manager or we), will determine how much of the Series to allocate to each of the four sectors, based on our evaluation of economic and market conditions and our assessment of the returns and potential for appreciation that can be achieved from investments in each of the four sectors. We will periodically reallocate the Series' assets, as deemed necessary.

In unusual market conditions, in order to meet redemption requests, for temporary defensive purposes, and pending investment, the Series may hold a substantial portion of its assets in cash or short-term fixed income obligations. The Series may also use a wide range of hedging instruments, including options, futures contracts, and options on futures contracts subject to certain limitations. The Series' investments in emerging markets will, in the aggregate, be limited to no more than 15% of the Series' total assets. We will limit non-U.S.-dollar-denominated securities to no more than 50% of net assets, but total non-U.S.-dollar currency exposure will be limited, in the aggregate, to no more than 25% of net assets. The Series may experience high portfolio turnover rate in using the strategies described above.

The Series' 80% policy described above may be changed without shareholder approval. However, shareholders will be given at least 60 days' notice prior to any such change.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE SERIES?
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series' portfolio. Principal risks include:
Risk	Definition
Investments not guaranteed by the Manager or its affiliates
Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Market risk
The risk that all or a majority of the securities in a certain market like the stock or bond market will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Credit risk
The risk that a bond's issuer will be unable to make timely payments of interest and principal. Investing in so-called "junk" or "high yield" bonds entails greater risk of principal loss than the risk involved in investment grade bonds.

Interest rate risk	The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because companies often borrow money to finance they operations, they may be adversely affected by rising interest rates.
Bank loans and other direct indebtedness risk	The risk that the portfolio will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution.
Prepayment risk	The risk that the principal on a bond that is held by a portfolio will be prepaid prior to maturity at a time when interest rates are lower than what that bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.
Foreign risk
The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Currency risk	The risk that the value of a portfolio's investments may be negatively affected by changes in foreign currency exchange rates.
Derivatives risk
Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative is associated moves in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty's ability to fulfill its contractual obligations.

High portfolio turnover risk	The risk that high portfolio turnover rates may increase the Series' transaction costs and lower returns.
High yield risk	The risk that high yield securities, commonly known as "junk bonds", are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market than higher rated securities; and greater price volatility and risk of loss of income and principal than are high rated securities.
Liquidity risk	The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them, which may prevent the Manager from disposing of securities at a favorable time or price during periods of infrequent trading of such a security.
Valuation risk	The risk that a less liquid secondary market may make it more difficult for a series to obtain precise valuations of certain securities in its portfolio. During periods of reduced liquidity, judgment plays a greater role in valuing high yield securities. As a result, a series' performance may be affected during periods when it is difficult to value portfolio securities.
Government and regulatory risk	The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets. Government involvement in the private sector may, in some cases, include government investment in, or ownership of, companies in certain commercial business sectors; wage and price controls; or imposition of trade barriers and other protectionist measures.

HOW HAS THE DELAWARE VIP® DIVERSIFIED INCOME SERIES PERFORMED?
The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year and by showing how the Series' average annual returns for the 1-year, 5-year, and lifetime periods compare with those of a broad measure of market performance. The Series' past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Series' most recently available month-end performance by calling 800 523-1918 or by visiting our web site at www.delawareinvestments.com/institutional/performance .

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Year-by-year total return (Standard Class)

During the periods illustrated in this bar chart, the Class' highest quarterly return was 10.87% for the quarter ended June 30, 2009 and its lowest quarterly return was -4.10% for the quarter ended September 30, 2008.

Average annual total returns for periods ended December 31, 2010
Average Annual Total Returns DELAWARE VIP® TRUST Prospectus Delaware VIP® Diversified Income Series	1 year	5 years	Since Inception	Inception Date
DIVERSIFIED INCOME SERIES STANDARD CLASS	8.06%	8.75%	7.43%	May 16, 2003
DIVERSIFIED INCOME SERIES STANDARD CLASS Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes) (lifetime: 05/30/03-12/31/10)	6.54%	5.80%	4.69%	May 30, 2003

DELAWARE VIP® TRUST Prospectus | Delaware VIP® Diversified Income Series | DIVERSIFIED INCOME SERIES SERVICE CLASS
Delaware VIP® Diversified Income Series
WHAT IS THE SERIES' INVESTMENT OBJECTIVE?
Delaware VIP Diversified Income Series seeks maximum long-term total return consistent with reasonable risk.
WHAT ARE THE SERIES' FEES AND EXPENSES?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		DELAWARE VIP® TRUST Prospectus Delaware VIP® Diversified Income Series DIVERSIFIED INCOME SERIES SERVICE CLASS
Management fees		0.60%
Distribution and service (12b-1) fees		0.30%
Other expenses		0.10%
Total annual series operating expenses		1.00%
Fee waivers and expense reimbursements	[1]	(0.05%)
Total annual series operating expenses after fee waivers and expense reimbursements		0.95%
[1]	The Series' distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the 12b-1 fees to no more than 0.25% of average daily net assets from April 29, 2011 through April 30, 2012. These waivers and reimbursements may be terminated only by agreement of the Distributor and the Series.

EXAMPLE
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example DELAWARE VIP® TRUST Prospectus (USD $)	Delaware VIP® Diversified Income Series DIVERSIFIED INCOME SERIES SERVICE CLASS
1 year	97
3 years	313
5 years	548
10 years	1,220

PORTFOLIO TURNOVER
The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Series' performance. During the most recent fiscal year, the Series' portfolio turnover rate was 237% of the average value of its portfolio.

WHAT ARE THE SERIES' PRINCIPAL INVESTMENT STRATEGIES?
The Series allocates its investments principally among the following four sectors of the fixed income securities markets: the U.S. investment grade sector, the U.S. high yield sector, the international developed markets sector, and the emerging markets sector. Under normal circumstances, the Series will invest at least 80% of its net assets in fixed income securities (the 80% policy). The Series' investment manager, Delaware Management Company (Manager or we), will determine how much of the Series to allocate to each of the four sectors, based on our evaluation of economic and market conditions and our assessment of the returns and potential for appreciation that can be achieved from investments in each of the four sectors. We will periodically reallocate the Series' assets, as deemed necessary.

In unusual market conditions, in order to meet redemption requests, for temporary defensive purposes, and pending investment, the Series may hold a substantial portion of its assets in cash or short-term fixed income obligations. The Series may also use a wide range of hedging instruments, including options, futures contracts, and options on futures contracts subject to certain limitations. The Series' investments in emerging markets will, in the aggregate, be limited to no more than 15% of the Series' total assets. We will limit non-U.S.-dollar-denominated securities to no more than 50% of net assets, but total non-U.S.-dollar currency exposure will be limited, in the aggregate, to no more than 25% of net assets. The Series may experience high portfolio turnover rate in using the strategies described above.

The Series' 80% policy described above may be changed without shareholder approval. However, shareholders will be given at least 60 days' notice prior to any such change.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE SERIES?
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series' portfolio. Principal risks include:
Risk	Definition
Investments not guaranteed by the Manager or its affiliates
Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Market risk
The risk that all or a majority of the securities in a certain market like the stock or bond market will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Credit risk
The risk that a bond's issuer will be unable to make timely payments of interest and principal. Investing in so-called "junk" or "high yield" bonds entails greater risk of principal loss than the risk involved in investment grade bonds.

Interest rate risk
The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because companies often borrow money to finance they operations, they may be adversely affected by rising interest rates.

Bank loans and other direct indebtedness risk
The risk that the portfolio will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution.

Prepayment risk
The risk that the principal on a bond that is held by a portfolio will be prepaid prior to maturity at a time when interest rates are lower than what that bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

Foreign risk
The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Currency risk	The risk that the value of a portfolio's investments may be negatively affected by changes in foreign currency exchange rates.
Derivatives risk
Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative is associated moves in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty's ability to fulfill its contractual obligations.

High portfolio turnover risk	The risk that high portfolio turnover rates may increase the Series' transaction costs and lower returns.
High yield risk
The risk that high yield securities, commonly known as "junk bonds", are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market than higher rated securities; and greater price volatility and risk of loss of income and principal than are high rated securities.

Liquidity risk
The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them, which may prevent the Manager from disposing of securities at a favorable time or price during periods of infrequent trading of such a security.

Valuation risk
The risk that a less liquid secondary market may make it more difficult for a series to obtain precise valuations of certain securities in its portfolio. During periods of reduced liquidity, judgment plays a greater role in valuing high yield securities. As a result, a series' performance may be affected during periods when it is difficult to value portfolio securities.

Government and regulatory risk
The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets. Government involvement in the private sector may, in some cases, include government investment in, or ownership of, companies in certain commercial business sectors; wage and price controls; or imposition of trade barriers and other protectionist measures.

HOW HAS THE DELAWARE VIP® DIVERSIFIED INCOME SERIES PERFORMED?
The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year and by showing how the Series' average annual returns for the 1-year, 5-year, and lifetime periods compare with those of a broad measure of market performance. The Series' past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Series' most recently available month-end performance by calling 800 523-1918 or by visiting our web site at www.delawareinvestments.com/institutional/performance .

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Year-by-year total return (Service Class)

During the periods illustrated in this bar chart, the Class' highest quarterly return was 10.74% for the quarter ended June 30, 2009 and its lowest quarterly return was -4.11% for the quarter ended September 30, 2008.

Average annual total returns for periods ended December 31, 2010
Average Annual Total Returns DELAWARE VIP® TRUST Prospectus Delaware VIP® Diversified Income Series	1 year	5 years	Since Inception	Inception Date
DIVERSIFIED INCOME SERIES SERVICE CLASS	7.87%	8.46%	7.14%	May 16, 2003
DIVERSIFIED INCOME SERIES SERVICE CLASS Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes) (lifetime: 05/30/03-12/31/10)	6.54%	5.80%	4.69%	May 30, 2003

DELAWARE VIP® TRUST Prospectus | Delaware VIP® Emerging Markets Series | EMERGING MARKETS SERIES STANDARD CLASS
Delaware VIP® Emerging Markets Series
WHAT IS THE SERIES' INVESTMENT OBJECTIVE?
Delaware VIP Emerging Markets Series seeks long-term capital appreciation.
WHAT ARE THE SERIES' FEES AND EXPENSES?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	DELAWARE VIP® TRUST Prospectus Delaware VIP® Emerging Markets Series EMERGING MARKETS SERIES STANDARD CLASS
Management fees	1.25%
Distribution and service (12b-1) fees	none
Other expenses	0.15%
Total annual series operating expenses	1.40%

EXAMPLE
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example DELAWARE VIP® TRUST Prospectus (USD $)	Delaware VIP® Emerging Markets Series EMERGING MARKETS SERIES STANDARD CLASS
1 year	143
3 years	443
5 years	766
10 years	1,680

PORTFOLIO TURNOVER
The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Series' performance. During the most recent fiscal year, the Series' portfolio turnover rate was 21% of the average value of its portfolio.

WHAT ARE THE SERIES' PRINCIPAL INVESTMENT STRATEGIES?
The Series invests primarily in equity securities of issuers from emerging foreign countries.

The Series may invest up to 35% of its net assets in fixed income securities issued by companies in emerging countries or by foreign governments, their agents, instrumentalities, or political subdivisions. The Series may invest in fixed income securities that are denominated in the currencies of emerging market countries. All of these may be high yield, high-risk fixed income securities (commonly known as "junk bonds"). The Series may invest more than 25% of its total assets in the securities of issuers located in the same country. The Series may have portfolio turnover in excess of 100%.

Under normal circumstances, at least 80% of the Series' net assets will be in investments of emerging market issuers (80% policy). The Series' 80% policy can be changed without shareholder approval. However, shareholders would be given at least 60 days' notice prior to any such change.

The Series' investment manager, Delaware Management Company (Manager or we) will select growth-oriented and value-oriented investments on the basis of the investment's discount to its intrinsic value. When selecting growth-oriented securities, the Manager typically seeks high growth caused by secular economic factors. These factors may include demographics, economic deregulation, and technological developments. When selecting value-oriented securities, the Manager typically seeks lower valuations caused by cyclical economic factors or temporary changes in business operations. Strong management and sustainable business franchise are key considerations in selecting both growth-oriented and value-oriented securities.

In order to compare the value of different stocks, the Manager considers whether the future income stream on a stock is expected to increase faster than, slower than, or in line with the level of inflation. The Manager then estimates what it thinks the value of the anticipated future income stream would be worth if such income stream were being paid today. The Manager believes that this gives it an estimate of the stock's intrinsic value. Because the Series invests primarily in emerging countries, there may be less information available for the Manager to use in making this analysis than is available for more developed countries.

Currency analysis is an important part of the valuation exercise. The Manager attempts to determine whether a particular currency is overvalued or undervalued by comparing the amount of goods and services that a dollar will buy in the United States to the amount of foreign currency required to buy the same amount of goods and services in another country. When the dollar buys less, the foreign currency may be overvalued, and when the dollar buys more, the foreign currency may be undervalued. Relative per capita income levels are also a key factor in this analysis.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE SERIES?
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series' portfolio. Principal risks include:
Risk	Definition
Investments not guaranteed by the Manager or its affiliates
Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Market risk	The risk that securities or industries in a certain market such as the stock or bond market will decline in value because of economic conditions, future expectations, or investor confidence.
Foreign risk
The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, or inadequate or different regulatory and accounting standards.

Small company risk	The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.
Real estate industry risk
This risk includes, among others, possible declines in the value of real estate; risks related to general and local economic conditions; possible shortage of mortgage funds; overbuilding and extended vacancies; increased competition; changes in property taxes, operating expenses or zoning laws; costs of environmental clean-up of, or damages from natural disasters; limitations or fluctuations in rent payments; cash-flow fluctuations; and default by borrowers. Real estate investment trusts (REITs) are also subject to the risk of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and/or failing to qualify for an exemption from registration as an investment company under the Investment Company Act of 1940, as amended (1940 Act).

Derivatives risk
Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative is associated moves in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty's ability to fulfill its contractual obligations.

Interest rate risk
The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because companies in the real estate sector and smaller companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.

High yield risk
The risk that high yield securities, commonly known as "junk bonds", are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market than higher rated securities; and greater price volatility and risk of loss of income and principal than are higher rated securities.

Foreign government/supranational risk	The risk that a foreign government or government related issuer will fail to make timely payments on its external debt obligations.

HOW HAS THE DELAWARE VIP® EMERGING MARKETS SERIES PERFORMED?
The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year and by showing how the Series' average annual returns for 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Series' past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Series' most recently available month-end performance by calling 800 523-1918 or by visiting our web site at www.delawareinvestments.com/institutional/performance .

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Year-by-year total return (Standard Class)

During the periods illustrated in this bar chart, the Class' highest quarterly return was 34.17% for the quarter ended June 30, 2009 and its lowest quarterly return was -28.06% for the quarter ended December 31, 2008.

Average annual total returns for periods ended December 31, 2010
Average Annual Total Returns DELAWARE VIP® TRUST Prospectus Delaware VIP® Emerging Markets Series	1 year	5 years	10 years
EMERGING MARKETS SERIES STANDARD CLASS	18.49%	12.54%	19.22%
EMERGING MARKETS SERIES STANDARD CLASS MSCI Emerging Markets Index (gross) (reflects no deduction for fees, expenses, or taxes)	19.20%	13.11%	16.23%
EMERGING MARKETS SERIES STANDARD CLASS MSCI Emerging Markets Index (net) (reflects no deduction for fees or expense)	18.88%	12.78%	15.89%

DELAWARE VIP® TRUST Prospectus | Delaware VIP® Emerging Markets Series | EMERGING MARKETS SERIES SERVICE CLASS
Delaware VIP® Emerging Markets Series
WHAT IS THE SERIES' INVESTMENT OBJECTIVE?
Delaware VIP Emerging Markets Series seeks long-term capital appreciation.
WHAT ARE THE SERIES' FEES AND EXPENSES?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		DELAWARE VIP® TRUST Prospectus Delaware VIP® Emerging Markets Series EMERGING MARKETS SERIES SERVICE CLASS
Management fees		1.25%
Distribution and service (12b-1) fees		0.30%
Other expenses		0.15%
Total annual series operating expenses		1.70%
Fee waivers and expense reimbursements	[1]	(0.05%)
Total annual series operating expenses after fee waivers and expense reimbursements		1.65%
[1]	The Series' distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the 12b-1 fees to no more than 0.25% of average daily net assets from April 29, 2011 through April 30, 2012. These waivers and reimbursements may only be terminated by agreement of the Distributor and the Series.

EXAMPLE
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example DELAWARE VIP® TRUST Prospectus (USD $)	Delaware VIP® Emerging Markets Series EMERGING MARKETS SERIES SERVICE CLASS
1 year	168
3 years	531
5 years	918
10 years	2,004

PORTFOLIO TURNOVER
The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Series' performance. During the most recent fiscal year, the Series' portfolio turnover rate was 21% of the average value of its portfolio.

WHAT ARE THE SERIES' PRINCIPAL INVESTMENT STRATEGIES?
The Series invests primarily in equity securities of issuers from emerging foreign countries.

The Series may invest up to 35% of its net assets in fixed income securities issued by companies in emerging countries or by foreign governments, their agents, instrumentalities, or political subdivisions. The Series may invest in fixed income securities that are denominated in the currencies of emerging market countries. All of these may be high yield, high-risk fixed income securities (commonly known as "junk bonds"). The Series may invest more than 25% of its total assets in the securities of issuers located in the same country. The Series may have portfolio turnover in excess of 100%.

Under normal circumstances, at least 80% of the Series' net assets will be in investments of emerging market issuers (80% policy). The Series' 80% policy can be changed without shareholder approval. However, shareholders would be given at least 60 days' notice prior to any such change.

The Series' investment manager, Delaware Management Company (Manager or we) will select growth-oriented and value-oriented investments on the basis of the investment's discount to its intrinsic value. When selecting growth-oriented securities, the Manager typically seeks high growth caused by secular economic factors. These factors may include demographics, economic deregulation, and technological developments. When selecting value-oriented securities, the Manager typically seeks lower valuations caused by cyclical economic factors or temporary changes in business operations. Strong management and sustainable business franchise are key considerations in selecting both growth-oriented and value-oriented securities.

In order to compare the value of different stocks, the Manager considers whether the future income stream on a stock is expected to increase faster than, slower than, or in line with the level of inflation. The Manager then estimates what it thinks the value of the anticipated future income stream would be worth if such income stream were being paid today. The Manager believes that this gives it an estimate of the stock's intrinsic value. Because the Series invests primarily in emerging countries, there may be less information available for the Manager to use in making this analysis than is available for more developed countries.

Currency analysis is an important part of the valuation exercise. The Manager attempts to determine whether a particular currency is overvalued or undervalued by comparing the amount of goods and services that a dollar will buy in the United States to the amount of foreign currency required to buy the same amount of goods and services in another country. When the dollar buys less, the foreign currency may be overvalued, and when the dollar buys more, the foreign currency may be undervalued. Relative per capita income levels are also a key factor in this analysis.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE SERIES?
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series' portfolio. Principal risks include:
Risk	Definition
Investments not guaranteed by the Manager or its affiliates
Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Market risk	The risk that securities or industries in a certain market such as the stock or bond market will decline in value because of economic conditions, future expectations, or investor confidence.
Foreign risk
The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, or inadequate or different regulatory and accounting standards.

Small company risk	The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.
Real estate industry risk
This risk includes, among others, possible declines in the value of real estate; risks related to general and local economic conditions; possible shortage of mortgage funds; overbuilding and extended vacancies; increased competition; changes in property taxes, operating expenses or zoning laws; costs of environmental clean-up of, or damages from natural disasters; limitations or fluctuations in rent payments; cash-flow fluctuations; and default by borrowers. Real estate investment trusts (REITs) are also subject to the risk of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and/or failing to qualify for an exemption from registration as an investment company under the Investment Company Act of 1940, as amended (1940 Act).

Derivatives risk
Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative is associated moves in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty's ability to fulfill its contractual obligations.

Interest rate risk
The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because companies in the real estate sector and smaller companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.

High yield risk
The risk that high yield securities, commonly known as "junk bonds", are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market than higher rated securities; and greater price volatility and risk of loss of income and principal than are higher rated securities.

Foreign government/supranational risk	The risk that a foreign government or government related issuer will fail to make timely payments on its external debt obligations.

HOW HAS THE DELAWARE VIP® EMERGING MARKETS SERIES PERFORMED?
The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year and by showing how the Series' average annual returns for 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Series' past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Series' most recently available month-end performance by calling 800 523-1918 or by visiting our web site at www.delawareinvestments.com/institutional/performance .

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Year-by-year total return (Service Class)

During the periods illustrated in this bar chart, the Class' highest quarterly return was 34.04% for the quarter ended June 30, 2009 and its lowest quarterly return was -28.13% for the quarter ended December 31, 2008.

Average annual total returns for periods ended December 31, 2010
Average Annual Total Returns DELAWARE VIP® TRUST Prospectus Delaware VIP® Emerging Markets Series	1 year	5 years	10 years
EMERGING MARKETS SERIES SERVICE CLASS	18.21%	12.25%	18.95%
EMERGING MARKETS SERIES SERVICE CLASS MSCI Emerging Markets Index (gross) (reflects no deduction for fees, expenses, or taxes)	19.20%	13.11%	16.23%
EMERGING MARKETS SERIES SERVICE CLASS MSCI Emerging Markets Index (net) (reflects no deduction for fees or expenses)	18.88%	12.78%	15.89%

DELAWARE VIP® TRUST Prospectus | Delaware VIP® High Yield Series | HIGH YIELD SERIES STANDARD CLASS
Delaware VIP® High Yield Series
WHAT ARE THE SERIES' INVESTMENT OBJECTIVES?
Delaware VIP High Yield Series seeks total return and, as a secondary objective, high current income.
WHAT ARE THE SERIES' FEES AND EXPENSES?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	DELAWARE VIP® TRUST Prospectus Delaware VIP® High Yield Series HIGH YIELD SERIES STANDARD CLASS
Management fees	0.65%
Distribution and service (12b-1) fees	none
Other expenses	0.11%
Total annual series operating expenses	0.76%

EXAMPLE
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example DELAWARE VIP® TRUST Prospectus (USD $)	Delaware VIP® High Yield Series HIGH YIELD SERIES STANDARD CLASS
1 year	78
3 years	243
5 years	422
10 years	942

PORTFOLIO TURNOVER
The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Series' performance. During the most recent fiscal year, the Series' portfolio turnover rate was 115% of the average value of its portfolio.

WHAT ARE THE SERIES' PRINCIPAL INVESTMENT STRATEGIES?
Under normal circumstances, the Series will invest at least 80% of its net assets in fixed income securities rated at the time of purchase lower than BBB- by Standard & Poor's (S&P) and Baa3 or lower by Moody's Investor Services, Inc. (Moody's), or similarly rated by another nationally recognized statistical rating organization (NRSRO) (80% policy). These are commonly known as "high yield bonds" or "junk bonds" and involve greater risks than investment grade bonds. The Series also will invest in unrated bonds that the Series' investment manager, Delaware Management Company (Manager or we), judges to be of comparable quality. Unrated bonds may be more speculative in nature than rated bonds. The Series also may invest in U.S. and foreign government securities and corporate bonds of foreign issuers. In selecting bonds for the portfolio, we evaluate the income provided by the bond and the bond's appreciation potential, as well as the issuer's ability to make income and principal payments. The Series may have portfolio turnover in excess of 100%.

The 80% policy is not a fundamental policy and can be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any change.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE SERIES?
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series' portfolio. Principal risks include:
Risk	Definition
Investments not guaranteed by the Manager or its affiliates
Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Market risk
The risk that all or a majority of the securities in a certain market like the stock or bond market will decline in value because of factors such as adverse political or economic conditions, future expectations, or investor confidence, or heavy institutional selling.

High yield bond risk ("junk bond")
The risk that high yield securities, commonly known as "junk bonds", are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market than higher rated securities; and greater price volatility and risk of loss of income and principal than are higher rated securities.

Interest rate risk
The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because companies often borrow money to finance they operations, they may be adversely affected by rising interest rates.

Credit risk
The risk that a bond's issuer (or an entity that insures the bond) will be unable to make timely payments of interest and principal. Bonds that are rated below investment grade are particularly subject to this risk.

Derivatives risk
Derivatives may involve additional expenses and are subject to the risk that a swap agreement, security or a securities index to which the derivative is associated moves in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty's ability to fulfill its contractual obligations.

Foreign risk
The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, or inadequate or different regulatory and accounting standards.

Bank loans and other direct indebtedness risk
The risk that the portfolio will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution.

Liquidity risk
The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them, which may prevent the Manager from disposing of securities at a favorable time or price during periods of infrequent trading of such a security.

Valuation risk
The possibility that a less liquid secondary market makes it more difficult for a series to obtain precise valuations of the high yield securities in its portfolio. During periods of reduced liquidity, judgment plays a greater role in valuing high yield securities. As a result, a series' performance may be affected during periods when it is difficult to value portfolio securities.

Redemption risk
If investors redeem more shares of a series than are purchased for an extended period of time, a series may be required to sell securities without regard to the investment merits of such actions. This could decrease a series' asset base, potentially resulting in a higher expense ratio.

Government and regulatory risk
The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets. Government involvement in the private sector may, in some cases, include government investment in, or ownership of, companies in certain commercial business sectors; wage and price controls; or imposition of trade barriers and other protectionist measures.

Recession risk
The risk that a protracted economic downturn would severely disrupt the market for high yield bonds, adversely affect the value of outstanding bonds, and adversely affect the ability of high yield issuers to repay principal and interest.

Counterparty risk
The risk that if a series enters into a derivative contract (such as a futures or options contract) or a repurchase agreement, it will be subject to the risk that the counterparty to such a contract or agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

HOW HAS THE DELAWARE VIP ® HIGH YIELD SERIES PERFORMED?
The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year and by showing how the Series' average annual returns for 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Series' past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Series' most recently available month-end performance by calling 800 523-1918 or by visiting our web site at www.delawareinvestments.com/institutional/performance

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Year-by-year total return (Standard Class)

During the periods illustrated in this bar chart, the Class' highest quarterly return was 18.50% for the quarter ended June 30, 2009 and its lowest quarterly return was -16.87% for the quarter ended December 31, 2008.

Average annual total returns for periods ended December 31, 2010
Average Annual Total Returns DELAWARE VIP® TRUST Prospectus Delaware VIP® High Yield Series	1 year	5 years	10 years
HIGH YIELD SERIES STANDARD CLASS	15.32%	8.53%	8.40%
HIGH YIELD SERIES STANDARD CLASS BofA Merrill Lynch U.S. High Yield Constrained Index (reflects no deduction for fees, expenses, or taxes)	15.07%	8.83%	8.76%

DELAWARE VIP® TRUST Prospectus | Delaware VIP® High Yield Series | HIGH YIELD SERIES SERVICE CLASS
Delaware VIP® High Yield Series
WHAT ARE THE SERIES' INVESTMENT OBJECTIVES?
Delaware VIP High Yield Series seeks total return and, as a secondary objective, high current income.
WHAT ARE THE SERIES' FEES AND EXPENSES?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		DELAWARE VIP® TRUST Prospectus Delaware VIP® High Yield Series HIGH YIELD SERIES SERVICE CLASS
Management fees		0.65%
Distribution and service (12b-1) fees		0.30%
Other expenses		0.11%
Total annual series operating expenses		1.06%
Fee waivers and expense reimbursements	[1]	(0.05%)
Total annual series operating expenses after fee waivers and expense reimbursements		1.01%
[1]	The Series' distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the 12b-1 fees to no more than 0.25% of average daily net assets from April 29, 2011 through April 30, 2012. These waivers and expense reimbursements may only be terminated by agreement of the Distributor and the Series.

EXAMPLE
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example DELAWARE VIP® TRUST Prospectus (USD $)	Delaware VIP® High Yield Series HIGH YIELD SERIES SERVICE CLASS
1 year	104
3 years	333
5 years	581
10 years	1,291

PORTFOLIO TURNOVER
The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Series' performance. During the most recent fiscal year, the Series' portfolio turnover rate was 115% of the average value of its portfolio.

WHAT ARE THE SERIES' PRINCIPAL INVESTMENT STRATEGIES?
Under normal circumstances, the Series will invest at least 80% of its net assets in fixed income securities rated at the time of purchase lower than BBB- by Standard & Poor's (S&P) and Baa3 or lower by Moody's Investor Services, Inc. (Moody's), or similarly rated by another nationally recognized statistical rating organization (NRSRO) (80% policy). These are commonly known as "high yield bonds" or "junk bonds" and involve greater risks than investment grade bonds. The Series also will invest in unrated bonds that the Series' investment manager, Delaware Management Company (Manager or we), judges to be of comparable quality. Unrated bonds may be more speculative in nature than rated bonds. The Series also may invest in U.S. and foreign government securities and corporate bonds of foreign issuers. In selecting bonds for the portfolio, we evaluate the income provided by the bond and the bond's appreciation potential, as well as the issuer's ability to make income and principal payments. The Series may have portfolio turnover in excess of 100%.

The 80% policy is not a fundamental policy and can be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any change.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE SERIES?
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series' portfolio. Principal risks include:
Risk	Definition
Investments not guaranteed by the Manager or its affiliates
Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Market risk
The risk that all or a majority of the securities in a certain market like the stock or bond market will decline in value because of factors such as adverse political or economic conditions, future expectations, or investor confidence, or heavy institutional selling.

High yield bond risk ("junk bond")
The risk that high yield securities, commonly known as "junk bonds", are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market than higher rated securities; and greater price volatility and risk of loss of income and principal than are higher rated securities.

Interest rate risk
The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because companies often borrow money to finance they operations, they may be adversely affected by rising interest rates.

Credit risk
The risk that a bond's issuer (or an entity that insures the bond) will be unable to make timely payments of interest and principal. Bonds that are rated below investment grade are particularly subject to this risk.

Derivatives risk
Derivatives may involve additional expenses and are subject to the risk that a swap agreement, security or a securities index to which the derivative is associated moves in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty's ability to fulfill its contractual obligations.

Foreign risk
The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, or inadequate or different regulatory and accounting standards.

Bank loans and other direct indebtedness risk
The risk that the portfolio will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution.

Liquidity risk
The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them, which may prevent the Manager from disposing of securities at a favorable time or price during periods of infrequent trading of such a security.

Valuation risk
The possibility that a less liquid secondary market makes it more difficult for a series to obtain precise valuations of the high yield securities in its portfolio. During periods of reduced liquidity, judgment plays a greater role in valuing high yield securities. As a result, a series' performance may be affected during periods when it is difficult to value portfolio securities.

Redemption risk
If investors redeem more shares of a series than are purchased for an extended period of time, a series may be required to sell securities without regard to the investment merits of such actions. This could decrease a series' asset base, potentially resulting in a higher expense ratio.

Government and regulatory risk
The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets. Government involvement in the private sector may, in some cases, include government investment in, or ownership of, companies in certain commercial business sectors; wage and price controls; or imposition of trade barriers and other protectionist measures.

Recession risk
The risk that a protracted economic downturn would severely disrupt the market for high yield bonds, adversely affect the value of outstanding bonds, and adversely affect the ability of high yield issuers to repay principal and interest.

Counterparty risk
The risk that if a series enters into a derivative contract (such as a futures or options contract) or a repurchase agreement, it will be subject to the risk that the counterparty to such a contract or agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

HOW HAS THE DELAWARE VIP® HIGH YIELD SERIES PERFORMED?
The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year and by showing how the Series' average annual returns for 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Series' past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Series' most recently available month-end performance by calling 800 523-1918 or by visiting our web site at www.delawareinvestments.com/institutional/performance .

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Year-by-year total return (Service Class)

During the periods illustrated in this bar chart, the Class' highest quarterly return was 18.44% for the quarter ended June 30, 2009 and its lowest quarterly return was -16.90% for the quarter ended December 31, 2008.

Average annual total returns for periods ended December 31, 2010
Average Annual Total Returns DELAWARE VIP® TRUST Prospectus Delaware VIP® High Yield Series	1 year	5 years	10 years
HIGH YIELD SERIES SERVICE CLASS	14.91%	8.23%	8.14%
HIGH YIELD SERIES SERVICE CLASS BofA Merrill Lynch U.S. High Yield Constrained Index (reflects no deduction for fees, expenses, or taxes)	15.07%	8.83%	8.76%

DELAWARE VIP® TRUST Prospectus | Delaware VIP® International Value Equity Series | INTERNATIONAL VALUE EQUITY SERIES STANDARD CLASS
Delaware VIP® International Value Equity Series
WHAT IS THE SERIES' INVESTMENT OBJECTIVE?
Delaware VIP International Value Equity Series seeks long-term growth without undue risk to principal.
WHAT ARE THE SERIES' FEES AND EXPENSES?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		DELAWARE VIP® TRUST Prospectus Delaware VIP® International Value Equity Series INTERNATIONAL VALUE EQUITY SERIES STANDARD CLASS
Management fees		0.85%
Distribution and service (12b-1) fees		none
Other expenses		0.22%
Total annual series operating expenses		1.07%
Fee waivers and expense reimbursements	[1]	(0.02%)
Total annual series operating expenses after fee waivers and expense reimbursements		1.05%
[1]	The Series' investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 1.05% of the Series' average daily net assets from April 29, 2011 through April 30, 2012. These waivers and reimbursements may be terminated only by agreement of the Manager and the Series.

EXAMPLE
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example DELAWARE VIP® TRUST Prospectus (USD $)	Delaware VIP® International Value Equity Series INTERNATIONAL VALUE EQUITY SERIES STANDARD CLASS
1 year	107
3 years	338
5 years	588
10 years	1,304

PORTFOLIO TURNOVER
The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Series' performance. During the most recent fiscal year, the Series' portfolio turnover rate was 40% of the average value of its portfolio.

WHAT ARE THE SERIES' PRINCIPAL INVESTMENT STRATEGIES?
The Series invests primarily in equity securities that provide the potential for capital appreciation. Under normal circumstances, the Series will invest at least 65% of its total assets in equity securities of issuers that are organized, have a majority of their assets, or generate the majority of their operating income outside the United States. The Series may invest more than 25% of its total assets in the securities of issuers located in the same country.

Under normal circumstances, the Series will invest at least 80% of its assets in equity securities (80% policy). The Series 80% policy can be changed without shareholder approval. However, shareholders would be given at least 60 days' notice prior to any such change.

The Series' investment manager, Delaware Management Company (Manager or we), will search for undervalued companies that have potential for improvement that has not yet been recognized by others in the marketplace.These opportunities may exist because of temporary company-specific problems or because the companies are in industries that may be out of favor.

The Manager believes that the potential for strong returns can be realized by assembling an international portfolio of fundamentally strong companies that have superior business prospects and that are priced below the Manager's estimate of intrinsic value. The Manager focuses on out-of-favor stocks that have the potential to realize their intrinsic value within a three- to five-year horizon.

In selecting investments for the Series:

-	Fundamental research and analysis are the driving forces behind each security chosen by the portfolio management team. Security selection is based on relative value comparisons, applying the Manager's understanding of industry cycles, global competitors, and company specific variables. The investment process combines quantitative valuation screens with traditional in-depth fundamental analysis, experienced judgment, and patience.

-	The Manager places emphasis on those securities it believes can offer the best long-term appreciation within a three- to five-year horizon. The Manager constructs a portfolio of 45 to 55 holdings on a stock-by-stock basis, and the holdings are diversified across market capitalization, geography, and economic sector.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE SERIES?
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series' portfolio. Principal risks include:
Risk	Definition
Investments not guaranteed by the Manager or its affiliates
Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Market risk
The risk that all or a majority of the securities in a certain market such as the stock or bond market will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Foreign risk
The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, or inadequate or different regulatory and accounting standards.

Currency risk	The risk that the value of a portfolio's investments may be negatively affected by changes in foreign currency exchange rates.

Interest rate risk	Interest rate risk is the risk that securities will decrease in value if interest rates rise. The risk is greater for bonds with longer maturities than for those with shorter maturities.
Derivatives risk
Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative is associated moves in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty's ability to fulfill its contractual obligations.

HOW HAS THE DELAWARE VIP® INTERNATIONAL VALUE EQUITY SERIES PERFORMED?
The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year and by showing how the Series' average annual returns for 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Series' past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Series' most recently available month-end performance by calling 800 523-1918 or by visiting our web site at www.delawareinvestments.com/institutional/performance .

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Year-by-year total return (Standard Class)

During the periods illustrated in this bar chart, the Class's highest quarterly return was 23.10% for the quarter ended June 30, 2003 and its lowest quarterly return was -19.65% for the quarter ended September 30, 2002.

Average annual total returns for periods ended December 31, 2010
Average Annual Total Returns DELAWARE VIP® TRUST Prospectus Delaware VIP® International Value Equity Series	1 year	5 years	10 years
INTERNATIONAL VALUE EQUITY SERIES STANDARD CLASS	10.92%	2.28%	5.59%
INTERNATIONAL VALUE EQUITY SERIES STANDARD CLASS MSCI EAFE Index (gross) (reflects no deduction for fees, expenses, or taxes)	8.21%	2.94%	3.94%
INTERNATIONAL VALUE EQUITY SERIES STANDARD CLASS MSCI EAFE Index (net) (reflects no deduction for fees or expenses)	7.75%	2.46%	3.50%

DELAWARE VIP® TRUST Prospectus | Delaware VIP® International Value Equity Series | INTERNATIONAL VALUE EQUITY SERIES SERVICE CLASS
Delaware VIP® International Value Equity Series
WHAT IS THE SERIES' INVESTMENT OBJECTIVE?
Delaware VIP International Value Equity Series seeks long-term growth without undue risk to principal.
WHAT ARE THE SERIES' FEES AND EXPENSES?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		DELAWARE VIP® TRUST Prospectus Delaware VIP® International Value Equity Series INTERNATIONAL VALUE EQUITY SERIES SERVICE CLASS
Management fees		0.85%
Distribution and service (12b-1) fees		0.30%
Other expenses		0.22%
Total annual series operating expenses		1.37%
Fee waivers and expense reimbursements	[1]	(0.07%)
Total annual series operating expenses after fee waivers and expense reimbursements		1.30%
[1]	The Series' investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 1.05% of the Series' average daily net assets from April 29, 2011 through April 30, 2012. In addition, the Series' distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the 12b-1 fees to no more than 0.25% of average daily net assets from April 29, 2011 through April 30, 2012. These waivers and reimbursements may only be terminated by agreement of the Manager and Distributor and the Series.

EXAMPLE
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example DELAWARE VIP® TRUST Prospectus (USD $)	Delaware VIP® International Value Equity Series INTERNATIONAL VALUE EQUITY SERIES SERVICE CLASS
1 year	132
3 years	427
5 years	743
10 years	1,640

PORTFOLIO TURNOVER
The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Series' performance. During the most recent fiscal year, the Series' portfolio turnover rate was 40% of the average value of its portfolio.

WHAT ARE THE SERIES' PRINCIPAL INVESTMENT STRATEGIES?
The Series invests primarily in equity securities that provide the potential for capital appreciation. Under normal circumstances, the Series will invest at least 65% of its total assets in equity securities of issuers that are organized, have a majority of their assets, or generate the majority of their operating income outside the United States. The Series may invest more than 25% of its total assets in the securities of issuers located in the same country.

Under normal circumstances, the Series will invest at least 80% of its assets in equity securities (80% policy). The Series 80% policy can be changed without shareholder approval. However, shareholders would be given at least 60 days' notice prior to any such change.

The Series' investment manager, Delaware Management Company (Manager or we), will search for undervalued companies that have potential for improvement that has not yet been recognized by others in the marketplace.These opportunities may exist because of temporary company-specific problems or because the companies are in industries that may be out of favor.

The Manager believes that the potential for strong returns can be realized by assembling an international portfolio of fundamentally strong companies that have superior business prospects and that are priced below the Manager's estimate of intrinsic value. The Manager focuses on out-of-favor stocks that have the potential to realize their intrinsic value within a three- to five-year horizon.

In selecting investments for the Series:

-	Fundamental research and analysis are the driving forces behind each security chosen by the portfolio management team. Security selection is based on relative value comparisons, applying the Manager's understanding of industry cycles, global competitors, and company specific variables. The investment process combines quantitative valuation screens with traditional in-depth fundamental analysis, experienced judgment, and patience.

-	The Manager places emphasis on those securities it believes can offer the best long-term appreciation within a three- to five-year horizon. The Manager constructs a portfolio of 45 to 55 holdings on a stock-by-stock basis, and the holdings are diversified across market capitalization, geography, and economic sector.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE SERIES?
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series' portfolio. Principal risks include:
Risk	Definition
Investments not guaranteed by the Manager or its affiliates
Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Market risk
The risk that all or a majority of the securities in a certain market such as the stock or bond market will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Foreign risk
The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, or inadequate or different regulatory and accounting standards.

Currency risk	The risk that the value of a portfolio's investments may be negatively affected by changes in foreign currency exchange rates.

Interest rate risk	Interest rate risk is the risk that securities will decrease in value if interest rates rise. The risk is greater for bonds with longer maturities than for those with shorter maturities.
Derivatives risk
Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative is associated moves in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty's ability to fulfill its contractual obligations.

HOW HAS THE DELAWARE VIP® INTERNATIONAL VALUE EQUITY SERIES PERFORMED?
The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year and by showing how the Series' average annual returns for 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Series' past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Series' most recently available month-end performance by calling 800 523-1918 or by visiting our web site at www.delawareinvestments.com/institutional/performance .

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Year-by-year total return (Service Class)

During the periods illustrated in this bar chart, the Class's highest quarterly return was 23.08% for the quarter ended June 30, 2003 and its lowest quarterly return was -19.64% for the quarter ended December 31, 2008.

Average annual total returns for periods ended December 31, 2010
Average Annual Total Returns DELAWARE VIP® TRUST Prospectus Delaware VIP® International Value Equity Series	1 year	5 years	10 years
INTERNATIONAL VALUE EQUITY SERIES SERVICE CLASS	10.71%	2.02%	5.37%
INTERNATIONAL VALUE EQUITY SERIES SERVICE CLASS MSCI EAFE Index (gross) (reflects no deduction for fees, expenses, or taxes)	8.21%	2.94%	3.94%
INTERNATIONAL VALUE EQUITY SERIES SERVICE CLASS MSCI EAFE Index (net) (reflects no deduction for fees or expenses)	7.75%	2.46%	3.50%

DELAWARE VIP® TRUST Prospectus | Delaware VIP® Limited-Term Diversified Income Series | LIMITED-TERM DIVERSIFIED INCOME SERIES STANDARD CLASS
Delaware VIP® Limited-Term Diversified Income Series
WHAT IS THE SERIES' INVESTMENT OBJECTIVE?
Delaware VIP Limited-Term Diversified Income Series seeks maximum total return, consistent with reasonable risk.
WHAT ARE THE SERIES' FEES AND EXPENSES?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	DELAWARE VIP® TRUST Prospectus Delaware VIP® Limited-Term Diversified Income Series LIMITED-TERM DIVERSIFIED INCOME SERIES STANDARD CLASS
Management fees	0.50%
Distribution and service (12b-1) fees	none
Other expenses	0.10%
Total annual series operating expenses	0.60%

EXAMPLE
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example DELAWARE VIP® TRUST Prospectus (USD $)	Delaware VIP® Limited-Term Diversified Income Series LIMITED-TERM DIVERSIFIED INCOME SERIES STANDARD CLASS
1 year	61
3 years	192
5 years	335
10 years	750

PORTFOLIO TURNOVER
The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Series' performance. During the most recent fiscal year, the Series' portfolio turnover rate was 443% of the average value of its portfolio.

WHAT ARE THE SERIES' PRINCIPAL INVESTMENT STRATEGIES?
Under normal circumstances, the Series will invest at least 80% of its net assets in investment grade fixed income securities, including, but not limited to, fixed income securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and by U.S. corporations. Investment grade fixed income securities are securities rated BBB- or higher by Standard & Poor's (S&P), Baa3 or higher by Moody's Investors Service (Moody's), or similarly rated by another nationally recognized statistical rating organization (NRSRO), or those that are deemed to be of comparable quality. The Series will maintain an average effective duration from one to three years. The Series' investment manager, Delaware Management Company (Manager), will determine how much of the Series' assets to allocate among the different types of fixed income securities in which the Series may invest based on our evaluation of economic and market conditions and our assessment of the returns and potential for appreciation that can be achieved from various sectors of the fixed income market.

The corporate debt obligations in which the Series may invest include bonds, notes, debentures, and commercial paper of U.S. companies and, subject to the limitations described below, non-U.S. companies. The Series may also invest in a variety of securities which are issued or guaranteed as to the payment of principal and interest by the U.S. government, and by various agencies or instrumentalities which have been established or are sponsored by the U.S. government, and, subject to the limitations described below, securities issued by foreign governments.

Additionally, the Series may also invest in mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, government-sponsored corporations, and mortgage-backed securities issued by certain private, non-government entities. The Series may also invest in securities that are backed by assets such as receivables on home equity and credit card loans, automobile, mobile home, recreational vehicle and other loans, wholesale dealer floor plans, and leases.

The Series may invest up to 20% of its assets in below investment grade securities (commonly known as "junk bonds"). In general, the below-investment grade securities that the Series may purchase in this sector will generally be rated BB or lower by S&P and Ba or lower by Moody's, or similarly rated by another NRSRO.

The Series may also invest up to 20% of its net assets in foreign securities, including up to 10% of its net assets in securities of issuers located in emerging markets. The Series' total non-U.S. dollar currency exposure will be limited, in the aggregate, to no more than 10% of net assets.

Under normal conditions, the Series may have portfolio turnover in excess of 100%.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE SERIES?
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series' portfolio. Principal risks include:
Risk	Definition
Investments not guaranteed by the Manager or its affiliates
Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Market risk
The risk that all or a majority of the securities in a certain market like the stock or bond market will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Credit risk
The possibility that a bond's issuer (or an entity that insures the bond) will be unable to make timely payments of interest and principal. Bonds are rated below investment grade are particularly subject to this risk.

High yield risk
The risk that high yield securities, commonly known as "junk bonds", are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market than higher rated securities; and greater price volatility and risk of loss of income and principal than are higher rated securities.

Prepayment risk
The risk that the principal on a bond that is held by a portfolio will be prepaid prior to maturity at a time when interest rates are lower than what that bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

Liquidity risk
The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them, which may prevent the Manager from disposing of securities at a favorable time or price during periods of infrequent trading of such securities.

Derivatives risk
Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative is associated moves in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty's ability to fulfill its contractual obligations.

Foreign risk
The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, or inadequate or different regulatory and accounting standards.

Bank loans and other direct indebtedness risk
The risk that the portfolio will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution.

Counterparty risk
The risk that if a series enters into a derivative contract (such as a futures or options contract) or a repurchase agreement, it will be subject to the risk that the counterparty to such a contract or agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

Currency risk	The risk that the value of a portfolio's investments may be negatively affected by changes in foreign currency exchange rates.
High portfolio turnover risk	The risk that high portfolio turnover rates may increase the Series' transaction costs and lower returns.
Interest rate risk	The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds.
Valuation risk
The risk that a less liquid secondary market may make it more difficult for a series to obtain precise valuations of the certain securities in its portfolio. During periods of reduced liquidity, judgment plays a greater role in valuing certain securities. As a result, a series' performance may be affected during periods when it is difficult to value portfolio securities.

HOW HAS THE DELAWARE VIP® LIMITED-TERM DIVERSIFIED INCOME SERIES PERFORMED?
The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year and by showing how the Series' average annual returns for 1, 5, and 10-year periods compare with those of a broad measure of market performance. The Series' past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Series' most recently available month-end performance by calling 800 523-1918 or by visiting our web site at www.delawareinvestments.com/institutional/performance .

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

On April 15, 2009, the Series' investment objective, strategies and policies were changed to permit it to invest in a diversified portfolio of limited-term fixed income securities. These changes allow the Series to invest in a broader range of fixed income securities, including U.S. government securities and foreign government securities and corporate and high yield securities of domestic and foreign issuers.

Year-by-year total return (Standard Class)

During the periods illustrated in this bar chart, the Class' highest quarterly return was 4.76% for the quarter ended June 30, 2009 and its lowest quarterly return was -2.32% for the quarter ended June 30, 2004.

Average annual total returns for periods ended December 31, 2010
Average Annual Total Returns DELAWARE VIP® TRUST Prospectus Delaware VIP® Limited-Term Diversified Income Series	1 year	5 years	10 years
LIMITED-TERM DIVERSIFIED INCOME SERIES STANDARD CLASS	4.45%	5.11%	5.09%
LIMITED-TERM DIVERSIFIED INCOME SERIES STANDARD CLASS Barclays Capital 1-3 Year Government/Credit Index (reflects no deduction for fees, expenses, or taxes)	2.80%	4.53%	4.34%

DELAWARE VIP® TRUST Prospectus | Delaware VIP® Limited-Term Diversified Income Series | LIMITED-TERM DIVERSIFIED INCOME SERIES SERVICE CLASS
Delaware VIP® Limited-Term Diversified Income Series
WHAT IS THE SERIES' INVESTMENT OBJECTIVE?
Delaware VIP Limited-Term Diversified Income Series seeks maximum total return, consistent with reasonable risk.
WHAT ARE THE SERIES' FEES AND EXPENSES?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		DELAWARE VIP® TRUST Prospectus Delaware VIP® Limited-Term Diversified Income Series LIMITED-TERM DIVERSIFIED INCOME SERIES SERVICE CLASS
Management fees		0.50%
Distribution and service (12b-1) fees		0.30%
Other expenses		0.10%
Total annual series operating expenses		0.90%
Fee waivers and expense reimbursements	[1]	(0.05%)
Total annual series operating expenses after fee waivers and expense reimbursements		0.85%
[1]	The Series' distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the 12b-1 fees to no more than 0.25% of average daily net assets from April 29, 2011 through April 30, 2012. These waivers and reimbursements may only be terminated by agreement of the Distributor and the Series.

EXAMPLE
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable fee waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example DELAWARE VIP® TRUST Prospectus (USD $)	Delaware VIP® Limited-Term Diversified Income Series LIMITED-TERM DIVERSIFIED INCOME SERIES SERVICE CLASS
1 year	87
3 years	282
5 years	494
10 years	1,103

PORTFOLIO TURNOVER
The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Series' performance. During the most recent fiscal year, the Series' portfolio turnover rate was 443% of the average value of its portfolio.

WHAT ARE THE SERIES' PRINCIPAL INVESTMENT STRATEGIES?
Under normal circumstances, the Series will invest at least 80% of its net assets in investment grade fixed income securities, including, but not limited to, fixed income securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and by U.S. corporations. Investment grade fixed income securities are securities rated BBB- or higher by Standard & Poor's (S&P), Baa3 or higher by Moody's Investors Service (Moody's), or similarly rated by another nationally recognized statistical rating organization (NRSRO), or those that are deemed to be of comparable quality. The Series will maintain an average effective duration from one to three years. The Series' investment manager, Delaware Management Company (Manager), will determine how much of the Series' assets to allocate among the different types of fixed income securities in which the Series may invest based on our evaluation of economic and market conditions and our assessment of the returns and potential for appreciation that can be achieved from various sectors of the fixed income market.

The corporate debt obligations in which the Series may invest include bonds, notes, debentures, and commercial paper of U.S. companies and, subject to the limitations described below, non-U.S. companies. The Series may also invest in a variety of securities which are issued or guaranteed as to the payment of principal and interest by the U.S. government, and by various agencies or instrumentalities which have been established or are sponsored by the U.S. government, and, subject to the limitations described below, securities issued by foreign governments.

Additionally, the Series may also invest in mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, government-sponsored corporations, and mortgage-backed securities issued by certain private, non-government entities. The Series may also invest in securities that are backed by assets such as receivables on home equity and credit card loans, automobile, mobile home, recreational vehicle and other loans, wholesale dealer floor plans, and leases.

The Series may invest up to 20% of its assets in below investment grade securities (commonly known as "junk bonds"). In general, the below-investment grade securities that the Series may purchase in this sector will generally be rated BB or lower by S&P and Ba or lower by Moody's, or similarly rated by another NRSRO.

The Series may also invest up to 20% of its net assets in foreign securities, including up to 10% of its net assets in securities of issuers located in emerging markets. The Series' total non-U.S. dollar currency exposure will be limited, in the aggregate, to no more than 10% of net assets.

Under normal conditions, the Series may have portfolio turnover in excess of 100%.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE SERIES?
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series' portfolio. Principal risks include:
Risk	Definition
Investments not guaranteed by the Manager or its affiliates
Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Market risk
The risk that all or a majority of the securities in a certain market like the stock or bond market will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Credit risk
The possibility that a bond's issuer (or an entity that insures the bond) will be unable to make timely payments of interest and principal. Bonds are rated below investment grade are particularly subject to this risk.

High yield risk
The risk that high yield securities, commonly known as "junk bonds", are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market than higher rated securities; and greater price volatility and risk of loss of income and principal than are higher rated securities.

Prepayment risk
The risk that the principal on a bond that is held by a portfolio will be prepaid prior to maturity at a time when interest rates are lower than what that bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

Liquidity risk
The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them, which may prevent the Manager from disposing of securities at a favorable time or price during periods of infrequent trading of such securities.

Derivatives risk
Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative is associated moves in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty's ability to fulfill its contractual obligations.

Foreign risk
The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, or inadequate or different regulatory and accounting standards.

Bank loans and other direct indebtedness risk
The risk that the portfolio will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution.

Counterparty risk
The risk that if a series enters into a derivative contract (such as a futures or options contract) or a repurchase agreement, it will be subject to the risk that the counterparty to such a contract or agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

Currency risk	The risk that the value of a portfolio's investments may be negatively affected by changes in foreign currency exchange rates.
High portfolio turnover risk	The risk that high portfolio turnover rates may increase the Series' transaction costs and lower returns.
Interest rate risk	The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds.
Valuation risk
The risk that a less liquid secondary market may make it more difficult for a series to obtain precise valuations of the certain securities in its portfolio. During periods of reduced liquidity, judgment plays a greater role in valuing certain securities. As a result, a series' performance may be affected during periods when it is difficult to value portfolio securities.

HOW HAS THE DELAWARE VIP® LIMITED-TERM DIVERSIFIED INCOME SERIES PERFORMED?
The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year and by showing how the Series' average annual returns for 1, 5, and 10-year periods compare with those of a broad measure of market performance. The Series' past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Series' most recently available month-end performance by calling 800 523-1918 or by visiting our web site at www.delawareinvestments.com/institutional/performance .

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

On April 15, 2009, the Series' investment objective, strategies and policies were changed to permit it to invest in a diversified portfolio of limited-term fixed income securities. These changes allow the Series to invest in a broader range of fixed income securities, including U.S. government securities and foreign government securities and corporate and high yield securities of domestic and foreign issuers.

Year-by-year total return (Service Class)

During the periods illustrated in this bar chart, the Class' highest quarterly return was 4.61% for the quarter ended June 30, 2009 and its lowest quarterly return was -2.48% for the quarter ended June 30, 2004.

Average annual total returns for periods ended December 31, 2010
Average Annual Total Returns DELAWARE VIP® TRUST Prospectus Delaware VIP® Limited-Term Diversified Income Series	1 year	5 years	10 years
LIMITED-TERM DIVERSIFIED INCOME SERIES SERVICE CLASS	4.31%	4.87%	4.81%
LIMITED-TERM DIVERSIFIED INCOME SERIES SERVICE CLASS Barclays Capital 1-3 Year Government/Credit Index (reflects no deduction for fees, expenses, or taxes)	2.80%	4.53%	4.34%

DELAWARE VIP® TRUST Prospectus | Delaware VIP® REIT Series | REIT SERIES STANDARD CLASS
Delaware VIP® REIT Series
WHAT ARE THE SERIES' INVESTMENT OBJECTIVES?
Delaware VIP REIT Series seeks maximum long-term total return, with capital appreciation as a secondary objective.
WHAT ARE THE SERIES' FEES AND EXPENSES?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	DELAWARE VIP® TRUST Prospectus Delaware VIP® REIT Series REIT SERIES STANDARD CLASS
Management fees	0.75%
Distribution and service (12b-1) fees	none
Other expenses	0.12%
Total annual series operating expenses	0.87%

EXAMPLE
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example DELAWARE VIP® TRUST Prospectus (USD $)	Delaware VIP® REIT Series REIT SERIES STANDARD CLASS
1 year	89
3 years	278
5 years	482
10 years	1,073

PORTFOLIO TURNOVER
The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Series' performance. During the most recent fiscal year, the Series' portfolio turnover rate was 181% of the average value of its portfolio.

WHAT ARE THE SERIES' PRINCIPAL INVESTMENT STRATEGIES?
The Series invests primarily in securities of companies that are principally engaged in the real estate industry. Under normal circumstances, the Series will invest at least 80% of its net assets in real estate investment trusts (REITs) (80% policy).
The Series' investment manager, Delaware Management Company (Manager or we), strives to include REITs that represent a variety of different sectors in the real estate industry. As we consider individual REITs for the portfolio, we carefully evaluate each REIT's management team. We generally look for management teams that:

-	retain a substantial portion of the properties' cash flow;

-	effectively use capital to expand;

-	have a strong ability to raise rents; and

-	can create a franchise value for the REIT.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE SERIES?
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series' portfolio. Principal risks include:
Risk	Definition
Investments not guaranteed by the Manager or its affiliates
Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Market risk
The risk that all or a majority of the securities in a certain market like the stock or bond market will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Real estate industry risk
This risk includes among others: possible declines in the value of real estate; risks related to economic conditions; possible shortage of mortgage funds; overbuilding and extended vacancies; increased competition; changes in property taxes, operating expenses, or zoning laws; costs of environmental clean-up or damages from natural disasters; limitations or fluctuations in rent payments; cashflow fluctuations; and defaults by borrowers. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (Code) and/or failing to qualify for an exemption from registration as an investment company under the Investment Company Act of 1940, as amended (1940 Act).

Interest rate risk
The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because companies in the real estate sector and smaller companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.

Foreign risk
The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, inefficient markets and higher transaction costs, changes in currency exchange rates, foreign economic conditions, or inadequate or different regulatory and accounting standards.

Futures and options risk
The possibility that a portfolio may experience a loss if it employs an options or futures strategy related to a security or a market index and that security or index moves in the opposite direction from what the Manager anticipated. Futures and options also involve additional expenses, which could reduce any benefit or increase any loss that a portfolio gains from using the strategy.

Liquidity risk
Liquidity risk is the possibility that securities cannot be readily sold within seven days at approximately the price at which a series has valued them, which may prevent the Manager from disposing of securities at a favorable time or price during periods of infrequent trading of such securities.

Derivatives risk
Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative is associated moves in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty's ability to fulfill its contractual obligations.

Government and regulatory risk	The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

HOW HAS THE DELAWARE VIP® REIT SERIES PERFORMED?
The bar chart and table below provide some indication of risks of investing in the Series by showing changes in the Series' performance from year to year and by showing how the Series' average annual returns for 1-year, 5-year, 10-year periods compare with those of a broad measure of market performance. The Series' past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Series' most recently available month-end performance by calling 800 523-1918 or by visiting our web site at www.delawareinvestments.com/institutional/performance .

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Year-by-year total return (Standard Class)

During the periods illustrated in this bar chart, the Class' highest quarterly return was 30.47% for the quarter ended September 30, 2009 and its lowest quarterly return was -36.58% for the quarter ended December 31, 2008.

Average annual total returns for periods ended December 31, 2010
Average Annual Total Returns DELAWARE VIP® TRUST Prospectus Delaware VIP® REIT Series	1 year	5 years	10 years
REIT SERIES STANDARD CLASS	26.98%	3.03%	9.55%
REIT SERIES STANDARD CLASS FTSE NAREIT Equity REITs Index (reflect no deduction for fees, expenses, or taxes) (new benchmark)	28.00%	3.04%	10.76%
REIT SERIES STANDARD CLASS FTSE NAREIT All Equity REITs Index (reflects no deduction for fees, expenses, or taxes) (previous benchmark)	27.95%	3.03%	10.76%

The Series' returns above are compared to the performance of the FTSE NAREIT All Equity REITs Index and the FTSE NAREIT Equity REITs Index. Effective December 20, 2010: (1) FTSE changed the composition of the FTSE NAREIT Equity REITs Index to exclude timber REITs; (2) FTSE created the FTSE NAREIT All Equity REITs Index with the components of the former FTSE NAREIT Equity REITs Index, including timber REITs; and (3) the Series changed its benchmark index from the FTSE NAREIT All Equity REITs Index (formerly the FTSE NAREIT Equity REITs Index) to the newly constituted FTSE NAREIT Equity REITs Index. The rationale for the change was that the Series' portfolio managers believe the new index is more appropriate for the Series' investment style. Prior to December 20, 2010, the returns were the same for both indices.

DELAWARE VIP® TRUST Prospectus | Delaware VIP® REIT Series | REIT SERIES SERVICE CLASS
Delaware VIP® REIT Series
WHAT ARE THE SERIES' INVESTMENT OBJECTIVES?
Delaware VIP REIT Series seeks maximum long-term total return, with capital appreciation as a secondary objective.
WHAT ARE THE SERIES' FEES AND EXPENSES?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		DELAWARE VIP® TRUST Prospectus Delaware VIP® REIT Series REIT SERIES SERVICE CLASS
Management fees		0.75%
Distribution and service (12b-1) fees		0.30%
Other expenses		0.12%
Total annual series operating expenses		1.17%
Fee waivers and expense reimbursements	[1]	(0.05%)
Total annual series operating expenses after fee waivers and expense reimbursements		1.12%
[1]	The Series' distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the 12b-1 fees to no more than 0.25% of average daily net assets from April 29, 2011 through April 30, 2012. These waivers and reimbursements may be terminated only by agreement of the Distributor and the Series.

EXAMPLE
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example DELAWARE VIP® TRUST Prospectus (USD $)	Delaware VIP® REIT Series REIT SERIES SERVICE CLASS
1 year	114
3 years	367
5 years	639
10 years	1,416

PORTFOLIO TURNOVER
The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Series' performance. During the most recent fiscal year, the Series' portfolio turnover rate was 181% of the average value of its portfolio.

WHAT ARE THE SERIES' PRINCIPAL INVESTMENT STRATEGIES?
The Series invests primarily in securities of companies that are principally engaged in the real estate industry. Under normal circumstances, the Series will invest at least 80% of its net assets in real estate investment trusts (REITs) (80% policy).

The Series' investment manager, Delaware Management Company (Manager or we), strives to include REITs that represent a variety of different sectors in the real estate industry. As we consider individual REITs for the portfolio, we carefully evaluate each REIT's management team. We generally look for management teams that:

- retain a substantial portion of the properties' cash flow;

- effectively use capital to expand;

- have a strong ability to raise rents; and

- can create a franchise value for the REIT.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE SERIES?
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series' portfolio. Principal risks include:
Risk	Definition
Investments not guaranteed by the Manager or its affiliates
Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Market risk
The risk that all or a majority of the securities in a certain market like the stock or bond market will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Real estate industry risk
This risk includes among others: possible declines in the value of real estate; risks related to economic conditions; possible shortage of mortgage funds; overbuilding and extended vacancies; increased competition; changes in property taxes, operating expenses, or zoning laws; costs of environmental clean-up or damages from natural disasters; limitations or fluctuations in rent payments; cashflow fluctuations; and defaults by borrowers. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (Code) and/or failing to qualify for an exemption from registration as an investment company under the Investment Company Act of 1940, as amended (1940 Act).

Interest rate risk
The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because companies in the real estate sector and smaller companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.

Foreign risk
The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, inefficient markets and higher transaction costs, changes in currency exchange rates, foreign economic conditions, or inadequate or different regulatory and accounting standards.

Futures and options risk
The possibility that a portfolio may experience a loss if it employs an options or futures strategy related to a security or a market index and that security or index moves in the opposite direction from what the Manager anticipated. Futures and options also involve additional expenses, which could reduce any benefit or increase any loss that a portfolio gains from using the strategy.

Liquidity risk
Liquidity risk is the possibility that securities cannot be readily sold within seven days at approximately the price at which a series has valued them, which may prevent the Manager from disposing of securities at a favorable time or price during periods of infrequent trading of such securities.

Derivatives risk
Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative is associated moves in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty's ability to fulfill its contractual obligations.

Government and regulatory risk	The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

HOW HAS THE DELAWARE VIP® REIT SERIES PERFORMED?
The bar chart and table below provide some indication of risks of investing in the Series by showing changes in the Series' performance from year to year and by showing how the Series' average annual returns for 1-year, 5-year, 10-year periods compare with those of a broad measure of market performance. The Series' past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Series' most recently available month-end performance by calling 800 523-1918 or by visiting our web site at www.delawareinvestments.com/institutional/performance .

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Year-by-year total return (Service Class)

During the periods illustrated in this bar chart, the Class' highest quarterly return was 30.42% for the quarter ended September 30, 2009 and its lowest quarterly return was -36.71% for the quarter ended December 31, 2008.

Average annual total returns for periods ended December 31, 2010
Average Annual Total Returns DELAWARE VIP® TRUST Prospectus Delaware VIP® REIT Series	1 year	5 years	10 years
REIT SERIES SERVICE CLASS	26.61%	2.78%	9.31%
REIT SERIES SERVICE CLASS FTSE NAREIT Equity REITs Index (reflect no deduction for fees, expenses, or taxes) (new benchmark)	28.00%	3.04%	10.76%
REIT SERIES SERVICE CLASS FTSE NAREIT All Equity REITs Index (reflects no deduction for fees, expenses, or taxes) (previous benchmark)	27.95%	3.03%	10.76%

The Series' returns above are compared to the performance of the FTSE NAREIT All Equity REITs Index and the FTSE NAREIT Equity REITs Index. Effective December 20, 2010: (1) FTSE changed the composition of the FTSE NAREIT Equity REITs Index to exclude timber REITs; (2) FTSE created the FTSE NAREIT All Equity REITs Index with the components of the former FTSE NAREIT Equity REITs Index, including timber REITs; and (3) the Series changed its benchmark index from the FTSE NAREIT All Equity REITs Index (formerly the FTSE NAREIT Equity REITs Index) to the newly constituted FTSE NAREIT Equity REITs Index. The rationale for the change was that the Series' portfolio managers believe the new index is more appropriate for the Series' investment style. Prior to December 20, 2010, the returns were the same for both indices.

DELAWARE VIP® TRUST Prospectus | Delaware VIP® Small Cap Value Series | SMALL CAP VALUE SERIES STANDARD CLASS
Delaware VIP® Small Cap Value Series
WHAT IS THE SERIES' INVESTMENT OBJECTIVE?
Delaware VIP Small Cap Value Series seeks capital appreciation.
WHAT ARE THE SERIES' FEES AND EXPENSES?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	DELAWARE VIP® TRUST Prospectus Delaware VIP® Small Cap Value Series SMALL CAP VALUE SERIES STANDARD CLASS
Management fees	0.73%
Distribution and service (12b-1) fees	none
Other expenses	0.10%
Total annual series operating expenses	0.83%

EXAMPLE
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example DELAWARE VIP® TRUST Prospectus (USD $)	Delaware VIP® Small Cap Value Series SMALL CAP VALUE SERIES STANDARD CLASS
1 year	85
3 years	265
5 years	460
10 years	1,025

PORTFOLIO TURNOVER
The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Series' performance. During the most recent fiscal year, the Series' portfolio turnover rate was 10% of the average value of its portfolio.

WHAT ARE THE SERIES' PRINCIPAL INVESTMENT STRATEGIES?
The Series invests primarily in investments of small companies whose stock prices appear low relative to their underlying value or future potential. Among other factors, the Manager considers the financial strength of a company, its management, the prospects for its industry, and any anticipated changes within the company that might suggest a more favorable outlook going forward. We focus on free cash flow in our individual stock selection, seeking companies that we believe have a sustainable ability to buy back shares, lower debt, and/or increase or initiate dividends. Under normal circumstances, at least 80% of the Series' net assets will be in investments of small-capitalization companies (the 80% policy). The Series considers small-capitalization companies to be companies with a market capitalization generally less than 3.5 times the dollar-weighted, median market capitalization of the Russell 2000 Index at the time of purchase. As of March 31, 2010, the Russell 2000 Index had a dollar-weighted, median market capitalization of  $1.02 billion. The median market capitalization for this Index will change on a frequent basis. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Series' investment. Companies whose market capitalization no longer meets this definition after purchase continue to be considered to have a small capitalization for purposes of this 80% policy. The Series' 80% policy can be changed without shareholder approval. However, shareholders would be given notice at least 60 days prior to any change.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE SERIES?
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series' portfolio. Principal risks include:
Risk	Definition
Investments not guaranteed by the Manager or its affiliates
Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Market risk	The risk that securities or industries in a certain market like the stock or bond market will decline in value because of economic conditions, future expectations, or investor confidence.
Industry risk	The risk that the value of securities in a particular industry (such as financial services or manufacturing) will decline because of changing expectations for the performance of that industry.
Small company risk	The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.
Interest rate risk
The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because companies in the real estate sector and smaller companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.

Foreign risk
The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs; foreign economic conditions, or inadequate or different regulatory and accounting standards.

Liquidity risk
The possibility that securities cannot be readily sold within seven days at approximately the price at which a series has valued them, which may prevent the Manager from disposing of securities at a favorable time or price during periods of infrequent trading of such securities.

Counterparty risk	The risk that a counterparty to a derivative contract (such as a swap, future or option contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement.
Government and regulatory risk
The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets. Government involvement in the private sector may, in some cases, include government investment in, or ownership of, companies in certain commercial business sectors; wage and price controls; or imposition of trade barriers and other protectionist measures.

HOW HAS THE DELAWARE VIP® SMALL CAP VALUE SERIES PERFORMED?
The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year and by showing how the Series' average annual returns for 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Series' past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Series' most recently available month-end performance by calling 800 523-1918 or by visiting our web site at www.delawareinvestments.com/institutional/performance .

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Year-by-year total return (Standard Class)

During the periods illustrated in this bar chart, the Class' highest quarterly return was 22.76% for the quarter ended September 30, 2009 and its lowest quarterly return was -24.32% for the quarter ended December 31, 2008.

Average annual total returns for periods ended December 31, 2010
Average Annual Total Returns DELAWARE VIP® TRUST Prospectus Delaware VIP® Small Cap Value Series	1 year	5 years	10 years
SMALL CAP VALUE SERIES STANDARD CLASS	32.27%	5.82%	10.21%
SMALL CAP VALUE SERIES STANDARD CLASS Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)	24.50%	3.52%	8.42%

DELAWARE VIP® TRUST Prospectus | Delaware VIP® Small Cap Value Series | SMALL CAP VALUE SERIES SERVICE CLASS
Delaware VIP® Small Cap Value Series
WHAT IS THE SERIES' INVESTMENT OBJECTIVE?
Delaware VIP Small Cap Value Series seeks capital appreciation.
WHAT ARE THE SERIES' FEES AND EXPENSES?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		DELAWARE VIP® TRUST Prospectus Delaware VIP® Small Cap Value Series SMALL CAP VALUE SERIES SERVICE CLASS
Management fees		0.73%
Distribution and service (12b-1) fees		0.30%
Other expenses		0.10%
Total annual series operating expenses		1.13%
Fee waivers and expense reimbursements	[1]	(0.05%)
Total annual series operating expenses after fee waivers and expense reimbursements		1.08%
[1]	The Series' distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the 12b-1 fees to no more than 0.25% of average daily net assets from April 29, 2011 through April 30, 2012. These waivers and expense reimbursements may be terminated only by agreement of the Distributor and the Series.

EXAMPLE
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example DELAWARE VIP® TRUST Prospectus (USD $)	Delaware VIP® Small Cap Value Series SMALL CAP VALUE SERIES SERVICE CLASS
1 year	110
3 years	354
5 years	617
10 years	1,370

PORTFOLIO TURNOVER
The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Series' performance. During the most recent fiscal year, the Series' portfolio turnover rate was 10% of the average value of its portfolio.

WHAT ARE THE SERIES' PRINCIPAL INVESTMENT STRATEGIES?
The Series invests primarily in investments of small companies whose stock prices appear low relative to their underlying value or future potential. Among other factors, the Manager considers the financial strength of a company, its management, the prospects for its industry, and any anticipated changes within the company that might suggest a more favorable outlook going forward. We focus on free cash flow in our individual stock selection, seeking companies that we believe have a sustainable ability to buy back shares, lower debt, and/or increase or initiate dividends. Under normal circumstances, at least 80% of the Series' net assets will be in investments of small-capitalization companies (the 80% policy). The Series considers small-capitalization companies to be companies with a market capitalization generally less than 3.5 times the dollar-weighted, median market capitalization of the Russell 2000 Index at the time of purchase. As of March 31, 2010, the Russell 2000 Index had a dollar-weighted, median market capitalization of  $1.02 billion. The median market capitalization for this Index will change on a frequent basis. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Series' investment. Companies whose market capitalization no longer meets this definition after purchase continue to be considered to have a small capitalization for purposes of this 80% policy. The Series' 80% policy can be changed without shareholder approval. However, shareholders would be given notice at least 60 days prior to any change.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE SERIES?
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series' portfolio. Principal risks include:
Risk	Definition
Investments not guaranteed by the Manager or its affiliates
Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Market risk	The risk that securities or industries in a certain market like the stock or bond market will decline in value because of economic conditions, future expectations, or investor confidence.
Industry risk	The risk that the value of securities in a particular industry (such as financial services or manufacturing) will decline because of changing expectations for the performance of that industry.
Small company risk	The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.
Interest rate risk
The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because companies in the real estate sector and smaller companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.

Foreign risk
The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs; foreign economic conditions, or inadequate or different regulatory and accounting standards.

Liquidity risk
The possibility that securities cannot be readily sold within seven days at approximately the price at which a series has valued them, which may prevent the Manager from disposing of securities at a favorable time or price during periods of infrequent trading of such securities.

Counterparty risk	The risk that a counterparty to a derivative contract (such as a swap, future or option contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement.
Government and regulatory risk
The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets. Government involvement in the private sector may, in some cases, include government investment in, or ownership of, companies in certain commercial business sectors; wage and price controls; or imposition of trade barriers and other protectionist measures.

HOW HAS THE DELAWARE VIP® SMALL CAP VALUE SERIES PERFORMED?
The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year and by showing how the Series' average annual returns for 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Series' past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Series' most recently available month-end performance by calling 800 523-1918 or by visiting our web site at www.delawareinvestments.com/institutional/performance .

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Year-by-year total return (Service Class)

During the periods illustrated in this bar chart, the Class' highest quarterly return was 22.71% for the quarter ended September 30, 2009 and its lowest quarterly return was -24.37% for the quarter ended December 31, 2008.

Average annual total returns for periods ended December 31, 2010
Average Annual Total Returns DELAWARE VIP® TRUST Prospectus Delaware VIP® Small Cap Value Series	1 year	5 years	10 years
SMALL CAP VALUE SERIES SERVICE CLASS	31.92%	5.55%	9.96%
SMALL CAP VALUE SERIES SERVICE CLASS Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)	24.50%	3.52%	8.42%

DELAWARE VIP® TRUST Prospectus | Delaware VIP® Smid Cap Growth Series | SMID CAP GROWTH SERIES STANDARD CLASS
Delaware VIP® S mid Cap Growth Series
WHAT IS THE SERIES' INVESTMENT OBJECTIVE?
Delaware VIP Smid Cap Growth Series seeks long-term capital appreciation.
WHAT ARE THE SERIES' FEES AND EXPENSES?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	DELAWARE VIP® TRUST Prospectus Delaware VIP® Smid Cap Growth Series SMID CAP GROWTH SERIES STANDARD CLASS
Management fees	0.75%
Distribution and service (12b-1) fees	none
Other expenses	0.14%
Total annual series operating expenses	0.89%

EXAMPLE
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example DELAWARE VIP® TRUST Prospectus (USD $)	Delaware VIP® Smid Cap Growth Series SMID CAP GROWTH SERIES STANDARD CLASS
1 year	91
3 years	284
5 years	493
10 years	1,096

PORTFOLIO TURNOVER
The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Series' performance. During the most recent fiscal year, the Series' portfolio turnover rate was 37% of the average value of its portfolio.

WHAT ARE THE SERIES' PRINCIPAL INVESTMENT STRATEGIES?
The Series invests primarily in common stocks of growth-oriented companies that the Series' investment manager, Delaware Management Company (Manager or we) believes have long-term capital appreciation potential and expect to grow faster than the U.S. economy. We particularly seek small- to mid-sized companies. For purposes of the Series, we will generally consider companies that, at the time of purchase, have total market capitalizations within the range of market capitalizations of companies in the Russell 2500 Growth Index. As of the latest reconstitution on June 25, 2010, the average market capitalization of a company in the Russell 2500 Growth Index was approximately  $1.232 billion and the median market capitalization was approximately  $720 million. The Index had a total market capitalization range of approximately  $12 million to  $9.105 billion.

Under normal circumstances, the Series will invest at least 80% of its net assets in equity securities of small- and mid-capitalization companies (80% Policy). The Series' 80% Policy may be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change.

Using a bottom-up approach, we seek to select securities of companies that we believe have attractive end market potential, dominant business models, and strong free cash flow generation that are attractively priced compared to intrinsic value of the securities. We also consider a company's operational efficiencies, management's plans for capital allocation, and the company's shareholder orientation. All of these factors give us insight into the outlook for a company, helping us identify companies poised for sustainable free cash flow growth. We believe that sustainable free cash flow growth, if it occurs, may result in price appreciation for the company's stock.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE SERIES?
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series' portfolio. Principal risks include:
Risk	Definition
Investments not guaranteed by the Manager or its affiliates
Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Market risk
The risk that all or a majority of the securities in a certain market like the stock or bond market will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Company size risk	The risk that prices of small- and medium-sized companies may be more volatile than larger companies because of limited financial resources or dependence on narrow product lines. Small company risk also comes from lower liquidity typically associated with small company stocks, which means the price may be affected by poorly executed trades, even if the underlying business of the company is unchanged.
Currency risk	The risk that the value of a portfolio's investments may be negatively affected by changes in foreign currency exchange rates.
Derivatives risk
Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative is associated moves in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty's ability to fulfill its contractual obligations.

Limited number of stocks risk
The possibility that a single security's increase or decrease in value may have a greater impact on the series' value and total return because the series may hold larger positions in fewer securities than other funds.

Futures and options risk
The possibility that a portfolio may experience a loss if it employs an options or futures strategy related to a security or a market index and that security or index moves in the opposite direction from what the manager anticipated. Futures and options also involve additional expenses, which could reduce any benefit or increase any loss that a portfolio gains from using the strategy.

Foreign risk
The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, or inadequate or different regulatory and accounting standards.

Interest rate risk
The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however because companies smaller companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.

Credit risk
The possibility that a bond's issuer (or an entity that insures the bond) will be unable to make timely payments of interest and principal. Bonds are rated below investment grade are particularly subject to this risk.

Liquidity risk
The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them, which may prevent the Manager from disposing of securities at a favorable time or price during periods of infrequent trading of such securities.

HOW HAS THE DELAWARE VIP® SMID CAP GROWTH SERIES PERFORMED?
The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year and by showing how the Series' average annual returns for 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Series' past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Series' most recently available month-end performance by calling 800 523-1918 or by visiting our web site at www.delawareinvestments.com/institutional/performance .

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Effective January 21, 2010, the Series transitioned to invest primarily in common stocks of small- to medium-sized, growth-oriented companies whose total market capitalization at the time of investment is within the range of the Russell 2500 Growth Index. Prior to that time, the Series invested primarily in stocks of medium-sized companies whose total market capitalization at the time of investment was within the range of the Russell Midcap Growth Index. The returns reflected in the bar chart may not be indicative of future performance.

Year-by-year total return (Standard Class)

During the periods illustrated in this bar chart, the Class' highest quarterly return was 23.95% for the quarter ended December 31, 2001 and its lowest quarterly return was -25.96% for the quarter ended December 31, 2008.

Average annual total returns for periods ended December 31, 2010
Average Annual Total Returns DELAWARE VIP® TRUST Prospectus Delaware VIP® Smid Cap Growth Series	1 year	5 years	10 years
SMID CAP GROWTH SERIES STANDARD CLASS	36.32%	7.20%	4.69%
SMID CAP GROWTH SERIES STANDARD CLASS Russell 2500 Growth Index (reflects no deduction for fees, expenses, or taxes)	28.86%	5.63%	4.19%

DELAWARE VIP® TRUST Prospectus | Delaware VIP® Smid Cap Growth Series | SMID CAP GROWTH SERIES SERVICE CLASS
Delaware VIP® S mid Cap Growth Series
WHAT IS THE SERIES' INVESTMENT OBJECTIVE?
Delaware VIP Smid Cap Growth Series seeks long-term capital appreciation.
WHAT ARE THE SERIES' FEES AND EXPENSES?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		DELAWARE VIP® TRUST Prospectus Delaware VIP® Smid Cap Growth Series SMID CAP GROWTH SERIES SERVICE CLASS
Management fees		0.75%
Distribution and service (12b-1) fees		0.30%
Other expenses		0.14%
Total annual series operating expenses		1.19%
Fee waivers and expense reimbursements	[1]	(0.05%)
Total annual series operating expenses after fee waivers and expense reimbursements		1.14%
[1]	The Series' distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the 12b-1 fees to no more than 0.25% of average daily net assets from April 29, 2011 through April 30, 2012. These waivers and reimbursements may only be terminated by agreement of the Distributor and the Series.

EXAMPLE
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example DELAWARE VIP® TRUST Prospectus (USD $)	Delaware VIP® Smid Cap Growth Series SMID CAP GROWTH SERIES SERVICE CLASS
1 year	116
3 years	373
5 years	650
10 years	1,439

PORTFOLIO TURNOVER
The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Series' performance. During the most recent fiscal year, the Series' portfolio turnover rate was 37% of the average value of its portfolio.

WHAT ARE THE SERIES' PRINCIPAL INVESTMENT STRATEGIES?
The Series invests primarily in common stocks of growth-oriented companies that the Series' investment manager, Delaware Management Company (Manager or we) believes have long-term capital appreciation potential and expect to grow faster than the U.S. economy. We particularly seek small- to mid-sized companies. For purposes of the Series, we will generally consider companies that, at the time of purchase, have total market capitalizations within the range of market capitalizations of companies in the Russell 2500 Growth Index. As of the latest reconstitution on June 25, 2010, the average market capitalization of a company in the Russell 2500 Growth Index was approximately  $1.232 billion and the median market capitalization was approximately  $720 million. The Index had a total market capitalization range of approximately  $12 million to  $9.105 billion.

Under normal circumstances, the Series will invest at least 80% of its net assets in equity securities of small- and mid-capitalization companies (80% Policy). The Series' 80% Policy may be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change.

Using a bottom-up approach, we seek to select securities of companies that we believe have attractive end market potential, dominant business models, and strong free cash flow generation that are attractively priced compared to intrinsic value of the securities. We also consider a company's operational efficiencies, management's plans for capital allocation, and the company's shareholder orientation. All of these factors give us insight into the outlook for a company, helping us identify companies poised for sustainable free cash flow growth. We believe that sustainable free cash flow growth, if it occurs, may result in price appreciation for the company's stock.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE SERIES?
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series' portfolio. Principal risks include:
Risk	Definition
Investments not guaranteed by the Manager or its affiliates	Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.
Market risk	The risk that all or a majority of the securities in a certain market like the stock or bond market will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.
Company size risk	The risk that prices of small- and medium-sized companies may be more volatile than larger companies because of limited financial resources or dependence on narrow product lines. Small company risk also comes from lower liquidity typically associated with small company stocks, which means the price may be affected by poorly executed trades, even if the underlying business of the company is unchanged.
Currency risk	The risk that the value of a portfolio's investments may be negatively affected by changes in foreign currency exchange rates.
Derivatives risk	Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative is associated moves in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty's ability to fulfill its contractual obligations.
Limited number of stocks risk	The possibility that a single security's increase or decrease in value may have a greater impact on the series' value and total return because the series may hold larger positions in fewer securities than other funds.
Futures and options risk	The possibility that a portfolio may experience a loss if it employs an options or futures strategy related to a security or a market index and that security or index moves in the opposite direction from what the manager anticipated. Futures and options also involve additional expenses, which could reduce any benefit or increase any loss that a portfolio gains from using the strategy.
Foreign risk	The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, or inadequate or different regulatory and accounting standards.

Interest rate risk	The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however because companies smaller companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.
Credit risk	The possibility that a bond's issuer (or an entity that insures the bond) will be unable to make timely payments of interest and principal. Bonds are rated below investment grade are particularly subject to this risk.
Liquidity risk	The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them, which may prevent the Manager from disposing of securities at a favorable time or price during periods of infrequent trading of such securities.

HOW HAS THE DELAWARE VIP® SMID CAP GROWTH SERIES PERFORMED?
The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year and by showing how the Series' average annual returns for 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Series' past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Series' most recently available month-end performance by calling 800 523-1918 or by visiting our web site at www.delawareinvestments.com/institutional/performance .

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Effective January 21, 2010, the Series transitioned to invest primarily in common stocks of small- to medium-sized, growth-oriented companies whose total market capitalization at the time of investment is within the range of the Russell 2500 Growth Index. Prior to that time, the Series invested primarily in stocks of medium-sized companies whose total market capitalization at the time of investment was within the range of the Russell Midcap Growth Index. The returns reflected in the bar chart may not be indicative of future performance.

Year-by-year total return (Service Class)

During the periods illustrated in this bar chart, the Class' highest quarterly return was 23.82% for the quarter ended December 31, 2001 and its lowest quarterly return was -26.03% for the quarter ended December 31, 2008.

Average annual total returns for periods ended December 31, 2010
Average Annual Total Returns DELAWARE VIP® TRUST Prospectus Delaware VIP® Smid Cap Growth Series	1 year	5 years	10 years
SMID CAP GROWTH SERIES SERVICE CLASS	35.99%	6.94%	4.46%
SMID CAP GROWTH SERIES SERVICE CLASS Russell 2500 Growth Index (reflects no deduction for fees, expenses, or taxes)	28.86%	5.63%	4.19%

DELAWARE VIP® TRUST Prospectus | Delaware VIP® U.S. Growth Series | U.S. GROWTH SERIES STANDARD CLASS
Delaware VIP® U.S. Growth Series
WHAT IS THE SERIES' INVESTMENT OBJECTIVE?
Delaware VIP U.S. Growth Series seeks long-term capital appreciation.
WHAT ARE THE SERIES' FEES AND EXPENSES?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	DELAWARE VIP® TRUST Prospectus Delaware VIP® U.S. Growth Series U.S. GROWTH SERIES STANDARD CLASS
Management fees	0.65%
Distribution and service (12b-1) fees	none
Other expenses	0.10%
Total annual series operating expenses	0.75%

EXAMPLE
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example DELAWARE VIP® TRUST Prospectus (USD $)	Delaware VIP® U.S. Growth Series U.S. GROWTH SERIES STANDARD CLASS
1 year	77
3 years	240
5 years	417
10 years	930

PORTFOLIO TURNOVER
The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Series' performance. During the most recent fiscal year, the Series' portfolio turnover rate was 26% of the average value of its portfolio.

WHAT ARE THE SERIES' PRINCIPAL INVESTMENT STRATEGIES?
The Series invests primarily in common stocks. The Series invests primarily in companies that its investment manager, Delaware Management Company (Manager or we), believes have long-term capital appreciation potential and are expected to grow faster than the U.S. economy. We focus on individual companies rather than on short-term movements in broad economic factors, such as interest rates and commodity prices. Using a bottom-up approach, we seek to select securities that we believe have large end-market potential (meaning the business addresses markets with a large potential client base and meaningful product demand), dominant business models, and strong free cash flow generation that are attractively priced compared to the intrinsic value of the securities. We also consider a company's ability to increase per-unit profitability as it grows (i.e., its "operational efficiencies"), management's plans for capital allocation, and the company's shareholder orientation. All of these factors give us insight into the outlook for a company, helping identify companies poised for sustainable free cash flow growth. We believe that sustainable free cash flow growth, if it occurs, may result in price appreciation for the company's stock. We may sell a security if we no longer believe that security is likely to contribute to meeting the investment objective of the Series or if there are other opportunities that appear more attractive.

Under normal circumstances, the Series will invest at least 80% of its net assets in U.S. investments. This policy is not a fundamental investment policy and may be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change. We may also invest up to 20% of the Series' assets in debt securities and bonds. In addition, we may invest in convertible bonds, preferred stocks, and convertible preferred stocks, provided that these investments, when aggregated with the Series' debt securities and bonds, do not exceed 35% of the Series' assets. The Series may invest up to 20% of its net assets in securities of foreign issuers, including through American Depository Receipts (ADRs). We may also invest in futures and options to help meet the Series' investment objectives.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE SERIES?
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series' portfolio. Principal risks include:
Risk	Definition
Investments not guaranteed by the Manager or its affiliates
Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Market risk
The risk that all or a majority of the securities in a certain market like the stock or bond market will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Foreign risk
The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates, inefficient markets and higher transaction costs; foreign economic conditions, or inadequate or different regulatory and accounting standards.

Currency risk	The risk that the value of a portfolio's investments may be negatively affected by changes in foreign currency exchange rates.
Futures and options risk
The possibility that a portfolio may experience a loss if it employs an options or futures strategy related to a security or a market index and that security or index moves in the opposite direction from what the manager anticipated. Futures and options also involve additional expenses, which could reduce any benefit or increase any loss that a portfolio gains from using the strategy.

Credit risk
The risk that a bond's issuer will be unable to make timely payments of interest and principal. Investing in so-called "junk" or "high yield" bonds entails greater risk of principal loss than the risk involved in investment grade bonds.

Liquidity risk
The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them, which may prevent the Manager from disposing of securities at a favorable time or price during periods of infrequent trading of such securities.

HOW HAS THE DELAWARE VIP® U.S. GROWTH SERIES PERFORMED?
The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year and by showing how the Series' average annual returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Series' past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Series' most recently available month-end performance by calling 800 523-1918 or by visiting our web site at www.delawareinvestments.com/institutional/performance .

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Year-by-year total return (Standard Class)

During the periods illustrated in this bar chart, the Class' highest quarterly return was 15.28% for the quarter ended June 30, 2009 and its lowest quarterly return was -22.08% for the quarter ended December 31, 2008.

Average annual total returns for periods ended December 31, 2010
Average Annual Total Returns DELAWARE VIP® TRUST Prospectus Delaware VIP® U.S. Growth Series	1 year	5 years	10 years
U.S. GROWTH SERIES STANDARD CLASS	13.90%	1.51%	(1.68%)
U.S. GROWTH SERIES STANDARD CLASS Russell 1000® Growth Index (reflects no deduction for fees, expenses, or tax)	16.71%	3.75%	0.02%

DELAWARE VIP® TRUST Prospectus | Delaware VIP® U.S. Growth Series | U.S. GROWTH SERIES SERVICE CLASS
Delaware VIP® U.S. Growth Series
WHAT IS THE SERIES' INVESTMENT OBJECTIVE?
Delaware VIP U.S. Growth Series seeks long-term capital appreciation.
WHAT ARE THE SERIES' FEES AND EXPENSES?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		DELAWARE VIP® TRUST Prospectus Delaware VIP® U.S. Growth Series U.S. GROWTH SERIES SERVICE CLASS
Management fees		0.65%
Distribution and service (12b-1) fees		0.30%
Other expenses		0.10%
Total annual series operating expenses		1.05%
Fee waivers and expense reimbursements	[1]	(0.05%)
Total annual series operating expenses after fee waivers and expense reimbursements		1.00%
[1]	The Series' distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the 12b-1 fees to no more than 0.25% of average daily net assets from April 29, 2011 through April 30, 2012. These waivers may be terminated only by agreement of the Distributor and the Series.

EXAMPLE
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example DELAWARE VIP® TRUST Prospectus (USD $)	Delaware VIP® U.S. Growth Series U.S. GROWTH SERIES SERVICE CLASS
1 year	102
3 years	329
5 years	575
10 years	1,278

PORTFOLIO TURNOVER
The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Series' performance. During the most recent fiscal year, the Series' portfolio turnover rate was 26% of the average value of its portfolio.

WHAT ARE THE SERIES' PRINCIPAL INVESTMENT STRATEGIES?
The Series invests primarily in common stocks. The Series invests primarily in companies that its investment manager, Delaware Management Company (Manager or we), believes have long-term capital appreciation potential and are expected to grow faster than the U.S. economy. We focus on individual companies rather than on short-term movements in broad economic factors, such as interest rates and commodity prices. Using a bottom-up approach, we seek to select securities that we believe have large end-market potential (meaning the business addresses markets with a large potential client base and meaningful product demand), dominant business models, and strong free cash flow generation that are attractively priced compared to the intrinsic value of the securities. We also consider a company's ability to increase per-unit profitability as it grows (i.e., its "operational efficiencies"), management's plans for capital allocation, and the company's shareholder orientation. All of these factors give us insight into the outlook for a company, helping identify companies poised for sustainable free cash flow growth. We believe that sustainable free cash flow growth, if it occurs, may result in price appreciation for the company's stock. We may sell a security if we no longer believe that security is likely to contribute to meeting the investment objective of the Series or if there are other opportunities that appear more attractive.

Under normal circumstances, the Series will invest at least 80% of its net assets in U.S. investments. This policy is not a fundamental investment policy and may be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change. We may also invest up to 20% of the Series' assets in debt securities and bonds. In addition, we may invest in convertible bonds, preferred stocks, and convertible preferred stocks, provided that these investments, when aggregated with the Series' debt securities and bonds, do not exceed 35% of the Series' assets. The Series may invest up to 20% of its net assets in securities of foreign issuers, including through American Depository Receipts (ADRs). We may also invest in futures and options to help meet the Series' investment objectives.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE SERIES?
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series' portfolio. Principal risks include:
Risk	Definition
Investments not guaranteed by the Manager or its affiliates
Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Market risk
The risk that all or a majority of the securities in a certain market like the stock or bond market will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Foreign risk
The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates, inefficient markets and higher transaction costs; foreign economic conditions, or inadequate or different regulatory and accounting standards.

Currency risk	The risk that the value of a portfolio's investments may be negatively affected by changes in foreign currency exchange rates.
Futures and options risk
The possibility that a portfolio may experience a loss if it employs an options or futures strategy related to a security or a market index and that security or index moves in the opposite direction from what the manager anticipated. Futures and options also involve additional expenses, which could reduce any benefit or increase any loss that a portfolio gains from using the strategy.

Credit risk
The risk that a bond's issuer will be unable to make timely payments of interest and principal. Investing in so-called "junk" or "high yield" bonds entails greater risk of principal loss than the risk involved in investment grade bonds.

Liquidity risk
The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them, which may prevent the Manager from disposing of securities at a favorable time or price during periods of infrequent trading of such securities.

HOW HAS THE DELAWARE VIP® U.S. GROWTH SERIES PERFORMED?
The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year and by showing how the Series' average annual returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Series' past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Series' most recently available month-end performance by calling 800 523-1918 or by visiting our web site at www.delawareinvestments.com/institutional/performance .

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Year-by-year total return (Service Class)

During the periods illustrated in this bar chart, the Class' highest quarterly return was 15.32% for the quarter ended June 30, 2009 and its lowest quarterly return was -22.26% for the quarter ended December 31, 2008.

Average annual total returns for periods ended December 31, 2010
Average Annual Total Returns DELAWARE VIP® TRUST Prospectus Delaware VIP® U.S. Growth Series	1 year	5 years	10 years
U.S. GROWTH SERIES SERVICE CLASS	13.54%	1.24%	(1.91%)
U.S. GROWTH SERIES SERVICE CLASS Russell 1000® Growth Index (reflects no deduction for fees, expenses, or tax)	16.71%	3.75%	0.02%

DELAWARE VIP® TRUST Prospectus | Delaware VIP® Value Series | VALUE SERIES STANDARD CLASS
Delaware VIP® Value Series
WHAT IS THE SERIES' INVESTMENT OBJECTIVE?
Delaware VIP Value Series seeks long-term capital appreciation.
WHAT ARE THE SERIES' FEES AND EXPENSES?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	DELAWARE VIP® TRUST Prospectus Delaware VIP® Value Series VALUE SERIES STANDARD CLASS
Management fees	0.65%
Distribution and service (12b-1) fees	none
Other expenses	0.10%
Total annual series operating expenses	0.75%

EXAMPLE
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example DELAWARE VIP® TRUST Prospectus (USD $)	Delaware VIP® Value Series VALUE SERIES STANDARD CLASS
1 year	77
3 years	240
5 years	417
10 years	930

PORTFOLIO TURNOVER
The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Series' performance. During the most recent fiscal year, the Series' portfolio turnover rate was 15% of the average value of its portfolio.

WHAT ARE THE SERIES' PRINCIPAL INVESTMENT STRATEGIES?
Under normal circumstances, the Series will invest at least 80% of its net assets in securities of large-capitalization companies (the 80% policy). The Series invests primarily in investments of large-capitalization companies that we believe have long-term capital appreciation potential. The Series currently defines large-capitalization companies as those with market capitalizations of  $5 billion or greater at the time of purchase. Typically, the Series' investment manager, Delaware Management Company (Manager), seeks to select securities we believe are undervalued in relation to their intrinsic value as indicated by multiple factors, including the earnings and cash flow potential, or the asset value of the respective issuers. We also consider a company's plans for future operations on a selective basis. We may sell a security if we no longer believe that the security will contribute to meeting the investment objective of the Series. The Series' 80% policy can be changed without shareholder approval. However, shareholders would be given at least 60 days' notice prior to any change.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE SERIES?
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series' portfolio. Principal risks include:
Risk	Definition
Investments not guaranteed by the Manager or its affiliates
Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Market risk
The risk that all or a majority of the securities in a certain market like the stock or bond market will decline in value because of factors such as adverse political or economic conditions, future expectations, or investor confidence, or heavy institutional selling.

Foreign risk
The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, inefficient markets and higher transaction costs, changes in currency exchange rates, foreign economic conditions, or inadequate or different regulatory and accounting standards.

Derivatives risk
Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative (such as a futures or option contract or a swap agreement) is associated moves in the opposite direction from what the portfolio manager anticipated and may rise or fall more rapidly than other investments. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty's ability to fulfill its contractual obligations.

Liquidity risk
The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them, which may prevent the Manager from disposing of securities at a favorable time or price during periods of infrequent trading of such a security.

Government/regulatory risk
The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets. Government involvement in the private sector may, in some cases, include government investment in, or ownership of, companies in certain commercial business sectors; wage and price controls; or imposition of trade barriers and other protectionist measures.

HOW HAS THE DELAWARE VIP® VALUE SERIES PERFORMED?
The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year and by showing how the Series' average annual returns for 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Series' past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Series' most recently available month-end performance by calling 800 523-1918 or by visiting our web site at www.delawareinvestments.com/institutional/performance .

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Year-by-year total return (Standard Class)

During the periods illustrated in this bar chart, the Class' highest quarterly return was 17.66% for the quarter ended June 30, 2003 and its lowest quarterly return was -18.89% for the quarter ended September 30, 2002.

Average annual total returns for periods ended December 31, 2010
Average Annual Total Returns DELAWARE VIP® TRUST Prospectus Delaware VIP® Value Series	1 year	5 years	10 years
VALUE SERIES STANDARD CLASS	15.62%	1.85%	2.97%
VALUE SERIES STANDARD CLASS Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)	15.51%	1.27%	3.26%

DELAWARE VIP® TRUST Prospectus | Delaware VIP® Value Series | VALUE SERIES SERVICE CLASS
Delaware VIP® Value Series
WHAT IS THE SERIES' INVESTMENT OBJECTIVE?
Delaware VIP Value Series seeks long-term capital appreciation.
WHAT ARE THE SERIES' FEES AND EXPENSES?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		DELAWARE VIP® TRUST Prospectus Delaware VIP® Value Series VALUE SERIES SERVICE CLASS
Management fees		0.65%
Distribution and service (12b-1) fees		0.30%
Other expenses		0.10%
Total annual series operating expenses		1.05%
Fee waivers and expense reimbursements	[1]	(0.05%)
Total annual series operating expenses after fee waivers and expense reimbursements		1.00%
[1]	The Series' distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the 12b-1 fees to no more than 0.25% of average daily net assets from April 29, 2011 through April 30, 2012. These waivers and reimbursements may only be terminated by agreement of the Distributor and the Series.

EXAMPLE
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example DELAWARE VIP® TRUST Prospectus (USD $)	Delaware VIP® Value Series VALUE SERIES SERVICE CLASS
1 year	102
3 years	329
5 years	575
10 years	1,278

PORTFOLIO TURNOVER
The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Series' performance. During the most recent fiscal year, the Series' portfolio turnover rate was 15% of the average value of its portfolio.

WHAT ARE THE SERIES' PRINCIPAL INVESTMENT STRATEGIES?
Under normal circumstances, the Series will invest at least 80% of its net assets in securities of large-capitalization companies (the 80% policy). The Series invests primarily in investments of large-capitalization companies that we believe have long-term capital appreciation potential. The Series currently defines large-capitalization companies as those with market capitalizations of  $5 billion or greater at the time of purchase. Typically, the Series' investment manager, Delaware Management Company (Manager), seeks to select securities we believe are undervalued in relation to their intrinsic value as indicated by multiple factors, including the earnings and cash flow potential, or the asset value of the respective issuers. We also consider a company's plans for future operations on a selective basis. We may sell a security if we no longer believe that the security will contribute to meeting the investment objective of the Series. The Series' 80% policy can be changed without shareholder approval. However, shareholders would be given at least 60 days' notice prior to any change.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE SERIES?
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series' portfolio. Principal risks include:
Risk	Definition
Investments not guaranteed by the Manager or its affiliates
Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Market risk
The risk that all or a majority of the securities in a certain market like the stock or bond market will decline in value because of factors such as adverse political or economic conditions, future expectations, or investor confidence, or heavy institutional selling.

Foreign risk
The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, inefficient markets and higher transaction costs, changes in currency exchange rates, foreign economic conditions, or inadequate or different regulatory and accounting standards.

Derivatives risk
Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative (such as a futures or option contract or a swap agreement) is associated moves in the opposite direction from what the portfolio manager anticipated and may rise or fall more rapidly than other investments. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty's ability to fulfill its contractual obligations.

Liquidity risk
The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them, which may prevent the Manager from disposing of securities at a favorable time or price during periods of infrequent trading of such a security.

Government/regulatory risk
The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets. Government involvement in the private sector may, in some cases, include government investment in, or ownership of, companies in certain commercial business sectors; wage and price controls; or imposition of trade barriers and other protectionist measures.

HOW HAS THE DELAWARE VIP® VALUE SERIES PERFORMED?
The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year and by showing how the Series' average annual returns for 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Series' past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Series' most recently available month-end performance by calling 800 523-1918 or by visiting our web site at www.delawareinvestments.com/institutional/performance .

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Year-by-year total return (Service Class)

During the periods illustrated in this bar chart, the Class' highest quarterly return was 17.64% for the quarter ended June 30, 2003 and its lowest quarterly return was -18.89% for the quarter ended September 30, 2002.

Average annual total returns for periods ended December 31, 2010
Average Annual Total Returns DELAWARE VIP® TRUST Prospectus Delaware VIP® Value Series	1 year	5 years	10 years
VALUE SERIES SERVICE CLASS	15.32%	1.60%	2.73%
VALUE SERIES SERVICE CLASS Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)	15.51%	1.27%	3.26%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Entity Registrant Name	dei_EntityRegistrantName	DELAWARE VIP TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000814230
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr 29, 2011
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
DELAWARE VIP® TRUST Prospectus | Delaware VIP® Cash Reserve Series | CASH RESERVE SERIES STANDARD CLASS
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Delaware VIP® Cash Reserve Series
Objective [Heading]	rr_ObjectiveHeading	WHAT ARE THE SERIES' INVESTMENT OBJECTIVES?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
Delaware VIP Cash Reserve Series seeks to provide maximum current income, while preserving principal and maintaining liquidity, by investing its assets in a diversified portfolio of money market securities and managing the portfolio to maintain a constant net asset value (NAV) of  $1 per share.

Expense [Heading]	rr_ExpenseHeading	WHAT ARE THE SERIES' FEES AND EXPENSES?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	0.45%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.28%
Total annual series operating expenses	rr_ExpensesOverAssets	0.73%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	75
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	233
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	406
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	906
Strategy [Heading]	rr_StrategyHeading	WHAT ARE THE SERIES' PRINCIPAL INVESTMENT STRATEGIES?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Series invests in short-term money market securities, including securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, asset-backed securities and short-term debt instruments of banks and corporations.

The Series is a money market fund. A money market fund is designed for stability of principal; consequently, the level of income fluctuates.

The Series maintains a dollar-weighted average portfolio maturity of 60 days or less. Also, the Series' investment manager, Delaware Management Company (Manager or we), will not purchase any instruments with an effective remaining maturity of more than 397 calendar days (approximately 13 months). We intend to hold our investments until maturity, but we may sell them prior to maturity in order to shorten or lengthen the average maturity of the bonds in the portfolio, increase the yield, maintain the quality of the portfolio, or maintain a stable share value. The Series may not invest more than 5% of its total assets (measured at the time of acquisition) in illiquid securities.

Risk [Heading]	rr_RiskHeading	WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE SERIES?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Series is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Series seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Series. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series' portfolio. Principal risks include:
Risk	Definition
Investments not guaranteed by the Manager or its affiliates
Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Interest rate risk	The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds.
Credit risk	The risk that a bond's issuer will be unable to make timely payments of interest and principal.
Counterparty risk
The risk that if a series enters into a repurchase agreement, it will be subject to the risk that the counterparty to such an agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

Inflation risk	The risk that the return from your investments will be less than the increase in the cost of living due to inflation.

Risk Lose Money [Text]	rr_RiskLoseMoney
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Series.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution
Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	HOW HAS THE DELAWARE VIP® CASH RESERVE SERIES PERFORMED?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year and by showing how the Series' average annual returns for 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Series' past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Series' most recently available month-end performance by calling 800 523-1918 or by visiting our web site at www.delawareinvestments.com/institutional/performance .

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year and by showing how the Series' average annual returns for 1-, 5-, and 10-year periods compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.delawareinvestments.com/institutional/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Series' past performance is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total return (Standard Class)
Annual Return 2001	rr_AnnualReturn2001	3.90%
Annual Return 2002	rr_AnnualReturn2002	1.26%
Annual Return 2003	rr_AnnualReturn2003	0.61%
Annual Return 2004	rr_AnnualReturn2004	0.87%
Annual Return 2005	rr_AnnualReturn2005	2.69%
Annual Return 2006	rr_AnnualReturn2006	4.49%
Annual Return 2007	rr_AnnualReturn2007	4.76%
Annual Return 2008	rr_AnnualReturn2008	2.12%
Annual Return 2009	rr_AnnualReturn2009	0.26%
Annual Return 2010	rr_AnnualReturn2010	0.10%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods illustrated in this bar chart, the Class' highest quarterly return was 1.38% for the quarter ended March 31, 2001 and its lowest quarterly return was 0.02% for the quarter ended June 30, 2010.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.02%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2010
1 year	rr_AverageAnnualReturnYear01	0.10%
5 years	rr_AverageAnnualReturnYear05	2.33%
10 years	rr_AverageAnnualReturnYear10	2.09%
DELAWARE VIP® TRUST Prospectus | Delaware VIP® Cash Reserve Series | CASH RESERVE SERIES SERVICE CLASS
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Delaware VIP® Cash Reserve Series
Objective [Heading]	rr_ObjectiveHeading	WHAT ARE THE SERIES' INVESTMENT OBJECTIVES?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
Delaware VIP Cash Reserve Series seeks to provide maximum current income, while preserving principal and maintaining liquidity, by investing its assets in a diversified portfolio of money market securities and managing the portfolio to maintain a constant net asset value (NAV) of  $1 per share.

Expense [Heading]	rr_ExpenseHeading	WHAT ARE THE SERIES' FEES AND EXPENSES?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	0.45%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other expenses	rr_OtherExpensesOverAssets	0.28%
Total annual series operating expenses	rr_ExpensesOverAssets	1.03%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Total annual series operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.98%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	100
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	323
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	564
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,255
Strategy [Heading]	rr_StrategyHeading	WHAT ARE THE SERIES' PRINCIPAL INVESTMENT STRATEGIES?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Series invests in short-term money market securities, including securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, asset-backed securities and short-term debt instruments of banks and corporations.

The Series is a money market fund. A money market fund is designed for stability of principal; consequently, the level of income fluctuates.

The Series maintains a dollar-weighted average portfolio maturity of 60 days or less. Also, the Series' investment manager, Delaware Management Company (Manager or we), will not purchase any instruments with an effective remaining maturity of more than 397 calendar days (approximately 13 months). We intend to hold our investments until maturity, but we may sell them prior to maturity in order to shorten or lengthen the average maturity of the bonds in the portfolio, increase the yield, maintain the quality of the portfolio, or maintain a stable share value. The Series may not invest more than 5% of its total assets (measured at the time of acquisition) in illiquid securities.

Risk [Heading]	rr_RiskHeading	WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE SERIES?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Series is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Series seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Series. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series' portfolio. Principal risks include:
Risk	Definition
Investments not guaranteed by the Manager or its affiliates
Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Interest rate risk	The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds.
Credit risk	The risk that a bond's issuer will be unable to make timely payments of interest and principal.
Counterparty risk	T he risk that if a series enters into a repurchase agreement, it will be subject to the risk that the counterparty to such an agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).
Inflation risk	The risk that the return from your investments will be less than the increase in the cost of living due to inflation.

Risk Lose Money [Text]	rr_RiskLoseMoney
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Series.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution
Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	HOW HAS THE DELAWARE VIP® CASH RESERVE SERIES PERFORMED?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year and by showing how the Series' average annual returns for 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Series' past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Series' most recently available month-end performance by calling 800 523-1918 or by visiting our web site at www.delawareinvestments.com/institutional/performance .

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year and by showing how the Series' average annual returns for 1-, 5-, and 10-year periods compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.delawareinvestments.com/institutional/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Series' past performance is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total return (Service Class)
Annual Return 2001	rr_AnnualReturn2001	3.75%
Annual Return 2002	rr_AnnualReturn2002	1.13%
Annual Return 2003	rr_AnnualReturn2003	0.40%
Annual Return 2004	rr_AnnualReturn2004	0.60%
Annual Return 2005	rr_AnnualReturn2005	2.43%
Annual Return 2006	rr_AnnualReturn2006	4.23%
Annual Return 2007	rr_AnnualReturn2007	4.50%
Annual Return 2008	rr_AnnualReturn2008	1.89%
Annual Return 2009	rr_AnnualReturn2009	0.25%
Annual Return 2010	rr_AnnualReturn2010	0.35%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods illustrated in this bar chart, the Class' highest quarterly return was 1.34% for the quarter ended March 31, 2001 and its lowest quarterly return was 0.04% for the quarter ended December 31, 2003.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2003
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.04%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2010
1 year	rr_AverageAnnualReturnYear01	0.35%
5 years	rr_AverageAnnualReturnYear05	2.54%
10 years	rr_AverageAnnualReturnYear10	2.10%
DELAWARE VIP® TRUST Prospectus | Delaware VIP® Diversified Income Series | DIVERSIFIED INCOME SERIES STANDARD CLASS
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Delaware VIP® Diversified Income Series
Objective [Heading]	rr_ObjectiveHeading	WHAT IS THE SERIES' INVESTMENT OBJECTIVE?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Delaware VIP Diversified Income Series seeks maximum long-term total return consistent with reasonable risk.
Expense [Heading]	rr_ExpenseHeading	WHAT ARE THE SERIES' FEES AND EXPENSES?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.10%
Total annual series operating expenses	rr_ExpensesOverAssets	0.70%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Series' performance. During the most recent fiscal year, the Series' portfolio turnover rate was 237% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	237.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	224
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	390
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	871
Strategy [Heading]	rr_StrategyHeading	WHAT ARE THE SERIES' PRINCIPAL INVESTMENT STRATEGIES?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Series allocates its investments principally among the following four sectors of the fixed income securities markets: the U.S. investment grade sector, the U.S. high yield sector, the international developed markets sector, and the emerging markets sector. Under normal circumstances, the Series will invest at least 80% of its net assets in fixed income securities (the 80% policy). The Series' investment manager, Delaware Management Company (Manager or we), will determine how much of the Series to allocate to each of the four sectors, based on our evaluation of economic and market conditions and our assessment of the returns and potential for appreciation that can be achieved from investments in each of the four sectors. We will periodically reallocate the Series' assets, as deemed necessary.

In unusual market conditions, in order to meet redemption requests, for temporary defensive purposes, and pending investment, the Series may hold a substantial portion of its assets in cash or short-term fixed income obligations. The Series may also use a wide range of hedging instruments, including options, futures contracts, and options on futures contracts subject to certain limitations. The Series' investments in emerging markets will, in the aggregate, be limited to no more than 15% of the Series' total assets. We will limit non-U.S.-dollar-denominated securities to no more than 50% of net assets, but total non-U.S.-dollar currency exposure will be limited, in the aggregate, to no more than 25% of net assets. The Series may experience high portfolio turnover rate in using the strategies described above.

The Series' 80% policy described above may be changed without shareholder approval. However, shareholders will be given at least 60 days' notice prior to any such change.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Series will invest at least 80% of its net assets in fixed income securities (the 80% policy).
Risk [Heading]	rr_RiskHeading	WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE SERIES?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series' portfolio. Principal risks include:
Risk	Definition
Investments not guaranteed by the Manager or its affiliates
Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Market risk
The risk that all or a majority of the securities in a certain market like the stock or bond market will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Credit risk
The risk that a bond's issuer will be unable to make timely payments of interest and principal. Investing in so-called "junk" or "high yield" bonds entails greater risk of principal loss than the risk involved in investment grade bonds.

Interest rate risk	The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because companies often borrow money to finance they operations, they may be adversely affected by rising interest rates.
Bank loans and other direct indebtedness risk	The risk that the portfolio will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution.
Prepayment risk	The risk that the principal on a bond that is held by a portfolio will be prepaid prior to maturity at a time when interest rates are lower than what that bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.
Foreign risk
The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Currency risk	The risk that the value of a portfolio's investments may be negatively affected by changes in foreign currency exchange rates.
Derivatives risk
Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative is associated moves in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty's ability to fulfill its contractual obligations.

High portfolio turnover risk	The risk that high portfolio turnover rates may increase the Series' transaction costs and lower returns.
High yield risk	The risk that high yield securities, commonly known as "junk bonds", are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market than higher rated securities; and greater price volatility and risk of loss of income and principal than are high rated securities.
Liquidity risk	The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them, which may prevent the Manager from disposing of securities at a favorable time or price during periods of infrequent trading of such a security.
Valuation risk	The risk that a less liquid secondary market may make it more difficult for a series to obtain precise valuations of certain securities in its portfolio. During periods of reduced liquidity, judgment plays a greater role in valuing high yield securities. As a result, a series' performance may be affected during periods when it is difficult to value portfolio securities.
Government and regulatory risk	The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets. Government involvement in the private sector may, in some cases, include government investment in, or ownership of, companies in certain commercial business sectors; wage and price controls; or imposition of trade barriers and other protectionist measures.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution
Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	HOW HAS THE DELAWARE VIP® DIVERSIFIED INCOME SERIES PERFORMED?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year and by showing how the Series' average annual returns for the 1-year, 5-year, and lifetime periods compare with those of a broad measure of market performance. The Series' past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Series' most recently available month-end performance by calling 800 523-1918 or by visiting our web site at www.delawareinvestments.com/institutional/performance .

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year and by showing how the Series' average annual returns for the 1-year, 5-year, and lifetime periods compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.delawareinvestments.com/institutional/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Series' past performance is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total return (Standard Class)
Annual Return 2004	rr_AnnualReturn2004	8.47%
Annual Return 2005	rr_AnnualReturn2005	(0.45%)
Annual Return 2006	rr_AnnualReturn2006	7.92%
Annual Return 2007	rr_AnnualReturn2007	7.63%
Annual Return 2008	rr_AnnualReturn2008	(4.54%)
Annual Return 2009	rr_AnnualReturn2009	26.96%
Annual Return 2010	rr_AnnualReturn2010	8.06%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods illustrated in this bar chart, the Class' highest quarterly return was 10.87% for the quarter ended June 30, 2009 and its lowest quarterly return was -4.10% for the quarter ended September 30, 2008.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.10%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2010
1 year	rr_AverageAnnualReturnYear01	8.06%
5 years	rr_AverageAnnualReturnYear05	8.75%
Since Inception	rr_AverageAnnualReturnSinceInception	7.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 16, 2003
DELAWARE VIP® TRUST Prospectus | Delaware VIP® Diversified Income Series | DIVERSIFIED INCOME SERIES STANDARD CLASS | Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes) (lifetime: 05/30/03-12/31/10)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	6.54%
5 years	rr_AverageAnnualReturnYear05	5.80%
Since Inception	rr_AverageAnnualReturnSinceInception	4.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2003
DELAWARE VIP® TRUST Prospectus | Delaware VIP® Diversified Income Series | DIVERSIFIED INCOME SERIES SERVICE CLASS
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Delaware VIP® Diversified Income Series
Objective [Heading]	rr_ObjectiveHeading	WHAT IS THE SERIES' INVESTMENT OBJECTIVE?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Delaware VIP Diversified Income Series seeks maximum long-term total return consistent with reasonable risk.
Expense [Heading]	rr_ExpenseHeading	WHAT ARE THE SERIES' FEES AND EXPENSES?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other expenses	rr_OtherExpensesOverAssets	0.10%
Total annual series operating expenses	rr_ExpensesOverAssets	1.00%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total annual series operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.95%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Series' performance. During the most recent fiscal year, the Series' portfolio turnover rate was 237% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	237.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	313
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	548
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,220
Strategy [Heading]	rr_StrategyHeading	WHAT ARE THE SERIES' PRINCIPAL INVESTMENT STRATEGIES?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Series allocates its investments principally among the following four sectors of the fixed income securities markets: the U.S. investment grade sector, the U.S. high yield sector, the international developed markets sector, and the emerging markets sector. Under normal circumstances, the Series will invest at least 80% of its net assets in fixed income securities (the 80% policy). The Series' investment manager, Delaware Management Company (Manager or we), will determine how much of the Series to allocate to each of the four sectors, based on our evaluation of economic and market conditions and our assessment of the returns and potential for appreciation that can be achieved from investments in each of the four sectors. We will periodically reallocate the Series' assets, as deemed necessary.

In unusual market conditions, in order to meet redemption requests, for temporary defensive purposes, and pending investment, the Series may hold a substantial portion of its assets in cash or short-term fixed income obligations. The Series may also use a wide range of hedging instruments, including options, futures contracts, and options on futures contracts subject to certain limitations. The Series' investments in emerging markets will, in the aggregate, be limited to no more than 15% of the Series' total assets. We will limit non-U.S.-dollar-denominated securities to no more than 50% of net assets, but total non-U.S.-dollar currency exposure will be limited, in the aggregate, to no more than 25% of net assets. The Series may experience high portfolio turnover rate in using the strategies described above.

The Series' 80% policy described above may be changed without shareholder approval. However, shareholders will be given at least 60 days' notice prior to any such change.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Series will invest at least 80% of its net assets in fixed income securities (the 80% policy).
Risk [Heading]	rr_RiskHeading	WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE SERIES?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series' portfolio. Principal risks include:
Risk	Definition
Investments not guaranteed by the Manager or its affiliates
Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Market risk
The risk that all or a majority of the securities in a certain market like the stock or bond market will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Credit risk
The risk that a bond's issuer will be unable to make timely payments of interest and principal. Investing in so-called "junk" or "high yield" bonds entails greater risk of principal loss than the risk involved in investment grade bonds.

Interest rate risk
The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because companies often borrow money to finance they operations, they may be adversely affected by rising interest rates.

Bank loans and other direct indebtedness risk
The risk that the portfolio will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution.

Prepayment risk
The risk that the principal on a bond that is held by a portfolio will be prepaid prior to maturity at a time when interest rates are lower than what that bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

Foreign risk
The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

Currency risk	The risk that the value of a portfolio's investments may be negatively affected by changes in foreign currency exchange rates.
Derivatives risk
Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative is associated moves in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty's ability to fulfill its contractual obligations.

High portfolio turnover risk	The risk that high portfolio turnover rates may increase the Series' transaction costs and lower returns.
High yield risk
The risk that high yield securities, commonly known as "junk bonds", are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market than higher rated securities; and greater price volatility and risk of loss of income and principal than are high rated securities.

Liquidity risk
The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them, which may prevent the Manager from disposing of securities at a favorable time or price during periods of infrequent trading of such a security.

Valuation risk
The risk that a less liquid secondary market may make it more difficult for a series to obtain precise valuations of certain securities in its portfolio. During periods of reduced liquidity, judgment plays a greater role in valuing high yield securities. As a result, a series' performance may be affected during periods when it is difficult to value portfolio securities.

Government and regulatory risk
The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets. Government involvement in the private sector may, in some cases, include government investment in, or ownership of, companies in certain commercial business sectors; wage and price controls; or imposition of trade barriers and other protectionist measures.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution
Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	HOW HAS THE DELAWARE VIP® DIVERSIFIED INCOME SERIES PERFORMED?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year and by showing how the Series' average annual returns for the 1-year, 5-year, and lifetime periods compare with those of a broad measure of market performance. The Series' past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Series' most recently available month-end performance by calling 800 523-1918 or by visiting our web site at www.delawareinvestments.com/institutional/performance .

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year and by showing how the Series' average annual returns for the 1-year, 5-year, and lifetime periods compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.delawareinvestments.com/institutional/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Series' past performance is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total return (Service Class)
Annual Return 2004	rr_AnnualReturn2004	7.85%
Annual Return 2005	rr_AnnualReturn2005	(0.59%)
Annual Return 2006	rr_AnnualReturn2006	7.57%
Annual Return 2007	rr_AnnualReturn2007	7.41%
Annual Return 2008	rr_AnnualReturn2008	(4.90%)
Annual Return 2009	rr_AnnualReturn2009	26.66%
Annual Return 2010	rr_AnnualReturn2010	7.87%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods illustrated in this bar chart, the Class' highest quarterly return was 10.74% for the quarter ended June 30, 2009 and its lowest quarterly return was -4.11% for the quarter ended September 30, 2008.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.11%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2010
1 year	rr_AverageAnnualReturnYear01	7.87%
5 years	rr_AverageAnnualReturnYear05	8.46%
Since Inception	rr_AverageAnnualReturnSinceInception	7.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 16, 2003
DELAWARE VIP® TRUST Prospectus | Delaware VIP® Diversified Income Series | DIVERSIFIED INCOME SERIES SERVICE CLASS | Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes) (lifetime: 05/30/03-12/31/10)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	6.54%
5 years	rr_AverageAnnualReturnYear05	5.80%
Since Inception	rr_AverageAnnualReturnSinceInception	4.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2003
DELAWARE VIP® TRUST Prospectus | Delaware VIP® Emerging Markets Series | EMERGING MARKETS SERIES STANDARD CLASS
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Delaware VIP® Emerging Markets Series
Objective [Heading]	rr_ObjectiveHeading	WHAT IS THE SERIES' INVESTMENT OBJECTIVE?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Delaware VIP Emerging Markets Series seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	WHAT ARE THE SERIES' FEES AND EXPENSES?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	1.25%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.15%
Total annual series operating expenses	rr_ExpensesOverAssets	1.40%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Series' performance. During the most recent fiscal year, the Series' portfolio turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	143
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	443
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	766
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,680
Strategy [Heading]	rr_StrategyHeading	WHAT ARE THE SERIES' PRINCIPAL INVESTMENT STRATEGIES?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Series invests primarily in equity securities of issuers from emerging foreign countries.

The Series may invest up to 35% of its net assets in fixed income securities issued by companies in emerging countries or by foreign governments, their agents, instrumentalities, or political subdivisions. The Series may invest in fixed income securities that are denominated in the currencies of emerging market countries. All of these may be high yield, high-risk fixed income securities (commonly known as "junk bonds"). The Series may invest more than 25% of its total assets in the securities of issuers located in the same country. The Series may have portfolio turnover in excess of 100%.

Under normal circumstances, at least 80% of the Series' net assets will be in investments of emerging market issuers (80% policy). The Series' 80% policy can be changed without shareholder approval. However, shareholders would be given at least 60 days' notice prior to any such change.

The Series' investment manager, Delaware Management Company (Manager or we) will select growth-oriented and value-oriented investments on the basis of the investment's discount to its intrinsic value. When selecting growth-oriented securities, the Manager typically seeks high growth caused by secular economic factors. These factors may include demographics, economic deregulation, and technological developments. When selecting value-oriented securities, the Manager typically seeks lower valuations caused by cyclical economic factors or temporary changes in business operations. Strong management and sustainable business franchise are key considerations in selecting both growth-oriented and value-oriented securities.

In order to compare the value of different stocks, the Manager considers whether the future income stream on a stock is expected to increase faster than, slower than, or in line with the level of inflation. The Manager then estimates what it thinks the value of the anticipated future income stream would be worth if such income stream were being paid today. The Manager believes that this gives it an estimate of the stock's intrinsic value. Because the Series invests primarily in emerging countries, there may be less information available for the Manager to use in making this analysis than is available for more developed countries.

Currency analysis is an important part of the valuation exercise. The Manager attempts to determine whether a particular currency is overvalued or undervalued by comparing the amount of goods and services that a dollar will buy in the United States to the amount of foreign currency required to buy the same amount of goods and services in another country. When the dollar buys less, the foreign currency may be overvalued, and when the dollar buys more, the foreign currency may be undervalued. Relative per capita income levels are also a key factor in this analysis.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, at least 80% of the Series' net assets will be in investments of emerging market issuers (80% policy).
Risk [Heading]	rr_RiskHeading	WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE SERIES?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series' portfolio. Principal risks include:
Risk	Definition
Investments not guaranteed by the Manager or its affiliates
Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Market risk	The risk that securities or industries in a certain market such as the stock or bond market will decline in value because of economic conditions, future expectations, or investor confidence.
Foreign risk
The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, or inadequate or different regulatory and accounting standards.

Small company risk	The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.
Real estate industry risk
This risk includes, among others, possible declines in the value of real estate; risks related to general and local economic conditions; possible shortage of mortgage funds; overbuilding and extended vacancies; increased competition; changes in property taxes, operating expenses or zoning laws; costs of environmental clean-up of, or damages from natural disasters; limitations or fluctuations in rent payments; cash-flow fluctuations; and default by borrowers. Real estate investment trusts (REITs) are also subject to the risk of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and/or failing to qualify for an exemption from registration as an investment company under the Investment Company Act of 1940, as amended (1940 Act).

Derivatives risk
Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative is associated moves in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty's ability to fulfill its contractual obligations.

Interest rate risk
The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because companies in the real estate sector and smaller companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.

High yield risk
The risk that high yield securities, commonly known as "junk bonds", are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market than higher rated securities; and greater price volatility and risk of loss of income and principal than are higher rated securities.

Foreign government/supranational risk	The risk that a foreign government or government related issuer will fail to make timely payments on its external debt obligations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution
Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	HOW HAS THE DELAWARE VIP® EMERGING MARKETS SERIES PERFORMED?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year and by showing how the Series' average annual returns for 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Series' past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Series' most recently available month-end performance by calling 800 523-1918 or by visiting our web site at www.delawareinvestments.com/institutional/performance .

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year and by showing how the Series' average annual returns for 1-, 5-, and 10-year periods compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.delawareinvestments.com/institutional/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Series' past performance is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total return (Standard Class)
Annual Return 2001	rr_AnnualReturn2001	5.28%
Annual Return 2002	rr_AnnualReturn2002	5.17%
Annual Return 2003	rr_AnnualReturn2003	70.54%
Annual Return 2004	rr_AnnualReturn2004	33.47%
Annual Return 2005	rr_AnnualReturn2005	27.49%
Annual Return 2006	rr_AnnualReturn2006	27.13%
Annual Return 2007	rr_AnnualReturn2007	38.86%
Annual Return 2008	rr_AnnualReturn2008	(51.56%)
Annual Return 2009	rr_AnnualReturn2009	78.11%
Annual Return 2010	rr_AnnualReturn2010	18.49%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods illustrated in this bar chart, the Class' highest quarterly return was 34.17% for the quarter ended June 30, 2009 and its lowest quarterly return was -28.06% for the quarter ended December 31, 2008.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	37.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.06%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2010
1 year	rr_AverageAnnualReturnYear01	18.49%
5 years	rr_AverageAnnualReturnYear05	12.54%
10 years	rr_AverageAnnualReturnYear10	19.22%
DELAWARE VIP® TRUST Prospectus | Delaware VIP® Emerging Markets Series | EMERGING MARKETS SERIES STANDARD CLASS | MSCI Emerging Markets Index (gross) (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	19.20%
5 years	rr_AverageAnnualReturnYear05	13.11%
10 years	rr_AverageAnnualReturnYear10	16.23%
DELAWARE VIP® TRUST Prospectus | Delaware VIP® Emerging Markets Series | EMERGING MARKETS SERIES STANDARD CLASS | MSCI Emerging Markets Index (net) (reflects no deduction for fees or expense)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	18.88%
5 years	rr_AverageAnnualReturnYear05	12.78%
10 years	rr_AverageAnnualReturnYear10	15.89%
DELAWARE VIP® TRUST Prospectus | Delaware VIP® Emerging Markets Series | EMERGING MARKETS SERIES SERVICE CLASS
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Delaware VIP® Emerging Markets Series
Objective [Heading]	rr_ObjectiveHeading	WHAT IS THE SERIES' INVESTMENT OBJECTIVE?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Delaware VIP Emerging Markets Series seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	WHAT ARE THE SERIES' FEES AND EXPENSES?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	1.25%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other expenses	rr_OtherExpensesOverAssets	0.15%
Total annual series operating expenses	rr_ExpensesOverAssets	1.70%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Total annual series operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.65%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Series' performance. During the most recent fiscal year, the Series' portfolio turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	168
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	531
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	918
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,004
Strategy [Heading]	rr_StrategyHeading	WHAT ARE THE SERIES' PRINCIPAL INVESTMENT STRATEGIES?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Series invests primarily in equity securities of issuers from emerging foreign countries.

The Series may invest up to 35% of its net assets in fixed income securities issued by companies in emerging countries or by foreign governments, their agents, instrumentalities, or political subdivisions. The Series may invest in fixed income securities that are denominated in the currencies of emerging market countries. All of these may be high yield, high-risk fixed income securities (commonly known as "junk bonds"). The Series may invest more than 25% of its total assets in the securities of issuers located in the same country. The Series may have portfolio turnover in excess of 100%.

Under normal circumstances, at least 80% of the Series' net assets will be in investments of emerging market issuers (80% policy). The Series' 80% policy can be changed without shareholder approval. However, shareholders would be given at least 60 days' notice prior to any such change.

The Series' investment manager, Delaware Management Company (Manager or we) will select growth-oriented and value-oriented investments on the basis of the investment's discount to its intrinsic value. When selecting growth-oriented securities, the Manager typically seeks high growth caused by secular economic factors. These factors may include demographics, economic deregulation, and technological developments. When selecting value-oriented securities, the Manager typically seeks lower valuations caused by cyclical economic factors or temporary changes in business operations. Strong management and sustainable business franchise are key considerations in selecting both growth-oriented and value-oriented securities.

In order to compare the value of different stocks, the Manager considers whether the future income stream on a stock is expected to increase faster than, slower than, or in line with the level of inflation. The Manager then estimates what it thinks the value of the anticipated future income stream would be worth if such income stream were being paid today. The Manager believes that this gives it an estimate of the stock's intrinsic value. Because the Series invests primarily in emerging countries, there may be less information available for the Manager to use in making this analysis than is available for more developed countries.

Currency analysis is an important part of the valuation exercise. The Manager attempts to determine whether a particular currency is overvalued or undervalued by comparing the amount of goods and services that a dollar will buy in the United States to the amount of foreign currency required to buy the same amount of goods and services in another country. When the dollar buys less, the foreign currency may be overvalued, and when the dollar buys more, the foreign currency may be undervalued. Relative per capita income levels are also a key factor in this analysis.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, at least 80% of the Series' net assets will be in investments of emerging market issuers (80% policy).
Risk [Heading]	rr_RiskHeading	WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE SERIES?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series' portfolio. Principal risks include:
Risk	Definition
Investments not guaranteed by the Manager or its affiliates
Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Market risk	The risk that securities or industries in a certain market such as the stock or bond market will decline in value because of economic conditions, future expectations, or investor confidence.
Foreign risk
The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, or inadequate or different regulatory and accounting standards.

Small company risk	The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.
Real estate industry risk
This risk includes, among others, possible declines in the value of real estate; risks related to general and local economic conditions; possible shortage of mortgage funds; overbuilding and extended vacancies; increased competition; changes in property taxes, operating expenses or zoning laws; costs of environmental clean-up of, or damages from natural disasters; limitations or fluctuations in rent payments; cash-flow fluctuations; and default by borrowers. Real estate investment trusts (REITs) are also subject to the risk of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and/or failing to qualify for an exemption from registration as an investment company under the Investment Company Act of 1940, as amended (1940 Act).

Derivatives risk
Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative is associated moves in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty's ability to fulfill its contractual obligations.

Interest rate risk
The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because companies in the real estate sector and smaller companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.

High yield risk
The risk that high yield securities, commonly known as "junk bonds", are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market than higher rated securities; and greater price volatility and risk of loss of income and principal than are higher rated securities.

Foreign government/supranational risk	The risk that a foreign government or government related issuer will fail to make timely payments on its external debt obligations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution
Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	HOW HAS THE DELAWARE VIP® EMERGING MARKETS SERIES PERFORMED?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year and by showing how the Series' average annual returns for 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Series' past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Series' most recently available month-end performance by calling 800 523-1918 or by visiting our web site at www.delawareinvestments.com/institutional/performance .

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year and by showing how the Series' average annual returns for 1-, 5-, and 10-year periods compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.delawareinvestments.com/institutional/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Series' past performance is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total return (Service Class)
Annual Return 2001	rr_AnnualReturn2001	5.15%
Annual Return 2002	rr_AnnualReturn2002	5.03%
Annual Return 2003	rr_AnnualReturn2003	70.10%
Annual Return 2004	rr_AnnualReturn2004	33.26%
Annual Return 2005	rr_AnnualReturn2005	27.11%
Annual Return 2006	rr_AnnualReturn2006	26.81%
Annual Return 2007	rr_AnnualReturn2007	38.51%
Annual Return 2008	rr_AnnualReturn2008	(51.68%)
Annual Return 2009	rr_AnnualReturn2009	77.67%
Annual Return 2010	rr_AnnualReturn2010	18.21%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods illustrated in this bar chart, the Class' highest quarterly return was 34.04% for the quarter ended June 30, 2009 and its lowest quarterly return was -28.13% for the quarter ended December 31, 2008.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.13%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2010
1 year	rr_AverageAnnualReturnYear01	18.21%
5 years	rr_AverageAnnualReturnYear05	12.25%
10 years	rr_AverageAnnualReturnYear10	18.95%
DELAWARE VIP® TRUST Prospectus | Delaware VIP® Emerging Markets Series | EMERGING MARKETS SERIES SERVICE CLASS | MSCI Emerging Markets Index (gross) (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	19.20%
5 years	rr_AverageAnnualReturnYear05	13.11%
10 years	rr_AverageAnnualReturnYear10	16.23%
DELAWARE VIP® TRUST Prospectus | Delaware VIP® Emerging Markets Series | EMERGING MARKETS SERIES SERVICE CLASS | MSCI Emerging Markets Index (net) (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	18.88%
5 years	rr_AverageAnnualReturnYear05	12.78%
10 years	rr_AverageAnnualReturnYear10	15.89%
DELAWARE VIP® TRUST Prospectus | Delaware VIP® High Yield Series | HIGH YIELD SERIES STANDARD CLASS
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Delaware VIP® High Yield Series
Objective [Heading]	rr_ObjectiveHeading	WHAT ARE THE SERIES' INVESTMENT OBJECTIVES?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Delaware VIP High Yield Series seeks total return and, as a secondary objective, high current income.
Expense [Heading]	rr_ExpenseHeading	WHAT ARE THE SERIES' FEES AND EXPENSES?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.11%
Total annual series operating expenses	rr_ExpensesOverAssets	0.76%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Series' performance. During the most recent fiscal year, the Series' portfolio turnover rate was 115% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	115.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	78
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	243
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	422
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	942
Strategy [Heading]	rr_StrategyHeading	WHAT ARE THE SERIES' PRINCIPAL INVESTMENT STRATEGIES?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Series will invest at least 80% of its net assets in fixed income securities rated at the time of purchase lower than BBB- by Standard & Poor's (S&P) and Baa3 or lower by Moody's Investor Services, Inc. (Moody's), or similarly rated by another nationally recognized statistical rating organization (NRSRO) (80% policy). These are commonly known as "high yield bonds" or "junk bonds" and involve greater risks than investment grade bonds. The Series also will invest in unrated bonds that the Series' investment manager, Delaware Management Company (Manager or we), judges to be of comparable quality. Unrated bonds may be more speculative in nature than rated bonds. The Series also may invest in U.S. and foreign government securities and corporate bonds of foreign issuers. In selecting bonds for the portfolio, we evaluate the income provided by the bond and the bond's appreciation potential, as well as the issuer's ability to make income and principal payments. The Series may have portfolio turnover in excess of 100%.

The 80% policy is not a fundamental policy and can be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any change.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
Under normal circumstances, the Series will invest at least 80% of its net assets in fixed income securities rated at the time of purchase lower than BBB- by Standard & Poor's (S&P) and Baa3 or lower by Moody's Investor Services, Inc. (Moody's), or similarly rated by another nationally recognized statistical rating organization (NRSRO) (80% policy).

Risk [Heading]	rr_RiskHeading	WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE SERIES?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series' portfolio. Principal risks include:
Risk	Definition
Investments not guaranteed by the Manager or its affiliates
Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Market risk
The risk that all or a majority of the securities in a certain market like the stock or bond market will decline in value because of factors such as adverse political or economic conditions, future expectations, or investor confidence, or heavy institutional selling.

High yield bond risk ("junk bond")
The risk that high yield securities, commonly known as "junk bonds", are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market than higher rated securities; and greater price volatility and risk of loss of income and principal than are higher rated securities.

Interest rate risk
The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because companies often borrow money to finance they operations, they may be adversely affected by rising interest rates.

Credit risk
The risk that a bond's issuer (or an entity that insures the bond) will be unable to make timely payments of interest and principal. Bonds that are rated below investment grade are particularly subject to this risk.

Derivatives risk
Derivatives may involve additional expenses and are subject to the risk that a swap agreement, security or a securities index to which the derivative is associated moves in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty's ability to fulfill its contractual obligations.

Foreign risk
The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, or inadequate or different regulatory and accounting standards.

Bank loans and other direct indebtedness risk
The risk that the portfolio will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution.

Liquidity risk
The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them, which may prevent the Manager from disposing of securities at a favorable time or price during periods of infrequent trading of such a security.

Valuation risk
The possibility that a less liquid secondary market makes it more difficult for a series to obtain precise valuations of the high yield securities in its portfolio. During periods of reduced liquidity, judgment plays a greater role in valuing high yield securities. As a result, a series' performance may be affected during periods when it is difficult to value portfolio securities.

Redemption risk
If investors redeem more shares of a series than are purchased for an extended period of time, a series may be required to sell securities without regard to the investment merits of such actions. This could decrease a series' asset base, potentially resulting in a higher expense ratio.

Government and regulatory risk
The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets. Government involvement in the private sector may, in some cases, include government investment in, or ownership of, companies in certain commercial business sectors; wage and price controls; or imposition of trade barriers and other protectionist measures.

Recession risk
The risk that a protracted economic downturn would severely disrupt the market for high yield bonds, adversely affect the value of outstanding bonds, and adversely affect the ability of high yield issuers to repay principal and interest.

Counterparty risk
The risk that if a series enters into a derivative contract (such as a futures or options contract) or a repurchase agreement, it will be subject to the risk that the counterparty to such a contract or agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution
Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	HOW HAS THE DELAWARE VIP ® HIGH YIELD SERIES PERFORMED?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year and by showing how the Series' average annual returns for 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Series' past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Series' most recently available month-end performance by calling 800 523-1918 or by visiting our web site at www.delawareinvestments.com/institutional/performance

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year and by showing how the Series' average annual returns for 1-, 5-, and 10-year periods compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.delawareinvestments.com/institutional/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Series' past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total return (Standard Class)
Annual Return 2001	rr_AnnualReturn2001	(4.10%)
Annual Return 2002	rr_AnnualReturn2002	1.84%
Annual Return 2003	rr_AnnualReturn2003	28.74%
Annual Return 2004	rr_AnnualReturn2004	14.25%
Annual Return 2005	rr_AnnualReturn2005	3.59%
Annual Return 2006	rr_AnnualReturn2006	12.45%
Annual Return 2007	rr_AnnualReturn2007	2.79%
Annual Return 2008	rr_AnnualReturn2008	(24.17%)
Annual Return 2009	rr_AnnualReturn2009	48.97%
Annual Return 2010	rr_AnnualReturn2010	15.32%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods illustrated in this bar chart, the Class' highest quarterly return was 18.50% for the quarter ended June 30, 2009 and its lowest quarterly return was -16.87% for the quarter ended December 31, 2008.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.87%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2010
1 year	rr_AverageAnnualReturnYear01	15.32%
5 years	rr_AverageAnnualReturnYear05	8.53%
10 years	rr_AverageAnnualReturnYear10	8.40%
DELAWARE VIP® TRUST Prospectus | Delaware VIP® High Yield Series | HIGH YIELD SERIES STANDARD CLASS | BofA Merrill Lynch U.S. High Yield Constrained Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	15.07%
5 years	rr_AverageAnnualReturnYear05	8.83%
10 years	rr_AverageAnnualReturnYear10	8.76%
DELAWARE VIP® TRUST Prospectus | Delaware VIP® High Yield Series | HIGH YIELD SERIES SERVICE CLASS
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Delaware VIP® High Yield Series
Objective [Heading]	rr_ObjectiveHeading	WHAT ARE THE SERIES' INVESTMENT OBJECTIVES?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Delaware VIP High Yield Series seeks total return and, as a secondary objective, high current income.
Expense [Heading]	rr_ExpenseHeading	WHAT ARE THE SERIES' FEES AND EXPENSES?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other expenses	rr_OtherExpensesOverAssets	0.11%
Total annual series operating expenses	rr_ExpensesOverAssets	1.06%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[3]
Total annual series operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.01%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Series' performance. During the most recent fiscal year, the Series' portfolio turnover rate was 115% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	115.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	104
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	333
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	581
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,291
Strategy [Heading]	rr_StrategyHeading	WHAT ARE THE SERIES' PRINCIPAL INVESTMENT STRATEGIES?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Series will invest at least 80% of its net assets in fixed income securities rated at the time of purchase lower than BBB- by Standard & Poor's (S&P) and Baa3 or lower by Moody's Investor Services, Inc. (Moody's), or similarly rated by another nationally recognized statistical rating organization (NRSRO) (80% policy). These are commonly known as "high yield bonds" or "junk bonds" and involve greater risks than investment grade bonds. The Series also will invest in unrated bonds that the Series' investment manager, Delaware Management Company (Manager or we), judges to be of comparable quality. Unrated bonds may be more speculative in nature than rated bonds. The Series also may invest in U.S. and foreign government securities and corporate bonds of foreign issuers. In selecting bonds for the portfolio, we evaluate the income provided by the bond and the bond's appreciation potential, as well as the issuer's ability to make income and principal payments. The Series may have portfolio turnover in excess of 100%.

The 80% policy is not a fundamental policy and can be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any change.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
Under normal circumstances, the Series will invest at least 80% of its net assets in fixed income securities rated at the time of purchase lower than BBB- by Standard & Poor's (S&P) and Baa3 or lower by Moody's Investor Services, Inc. (Moody's), or similarly rated by another nationally recognized statistical rating organization (NRSRO) (80% policy).

Risk [Heading]	rr_RiskHeading	WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE SERIES?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series' portfolio. Principal risks include:
Risk	Definition
Investments not guaranteed by the Manager or its affiliates
Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Market risk
The risk that all or a majority of the securities in a certain market like the stock or bond market will decline in value because of factors such as adverse political or economic conditions, future expectations, or investor confidence, or heavy institutional selling.

High yield bond risk ("junk bond")
The risk that high yield securities, commonly known as "junk bonds", are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market than higher rated securities; and greater price volatility and risk of loss of income and principal than are higher rated securities.

Interest rate risk
The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because companies often borrow money to finance they operations, they may be adversely affected by rising interest rates.

Credit risk
The risk that a bond's issuer (or an entity that insures the bond) will be unable to make timely payments of interest and principal. Bonds that are rated below investment grade are particularly subject to this risk.

Derivatives risk
Derivatives may involve additional expenses and are subject to the risk that a swap agreement, security or a securities index to which the derivative is associated moves in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty's ability to fulfill its contractual obligations.

Foreign risk
The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, or inadequate or different regulatory and accounting standards.

Bank loans and other direct indebtedness risk
The risk that the portfolio will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution.

Liquidity risk
The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them, which may prevent the Manager from disposing of securities at a favorable time or price during periods of infrequent trading of such a security.

Valuation risk
The possibility that a less liquid secondary market makes it more difficult for a series to obtain precise valuations of the high yield securities in its portfolio. During periods of reduced liquidity, judgment plays a greater role in valuing high yield securities. As a result, a series' performance may be affected during periods when it is difficult to value portfolio securities.

Redemption risk
If investors redeem more shares of a series than are purchased for an extended period of time, a series may be required to sell securities without regard to the investment merits of such actions. This could decrease a series' asset base, potentially resulting in a higher expense ratio.

Government and regulatory risk
The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets. Government involvement in the private sector may, in some cases, include government investment in, or ownership of, companies in certain commercial business sectors; wage and price controls; or imposition of trade barriers and other protectionist measures.

Recession risk
The risk that a protracted economic downturn would severely disrupt the market for high yield bonds, adversely affect the value of outstanding bonds, and adversely affect the ability of high yield issuers to repay principal and interest.

Counterparty risk
The risk that if a series enters into a derivative contract (such as a futures or options contract) or a repurchase agreement, it will be subject to the risk that the counterparty to such a contract or agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution
Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	HOW HAS THE DELAWARE VIP® HIGH YIELD SERIES PERFORMED?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year and by showing how the Series' average annual returns for 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Series' past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Series' most recently available month-end performance by calling 800 523-1918 or by visiting our web site at www.delawareinvestments.com/institutional/performance .

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year and by showing how the Series' average annual returns for 1-, 5-, and 10-year periods compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.delawareinvestments.com/institutional/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Series' past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total return (Service Class)
Annual Return 2001	rr_AnnualReturn2001	(4.38%)
Annual Return 2002	rr_AnnualReturn2002	1.65%
Annual Return 2003	rr_AnnualReturn2003	28.61%
Annual Return 2004	rr_AnnualReturn2004	14.02%
Annual Return 2005	rr_AnnualReturn2005	3.34%
Annual Return 2006	rr_AnnualReturn2006	12.19%
Annual Return 2007	rr_AnnualReturn2007	2.55%
Annual Return 2008	rr_AnnualReturn2008	(24.43%)
Annual Return 2009	rr_AnnualReturn2009	48.65%
Annual Return 2010	rr_AnnualReturn2010	14.91%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods illustrated in this bar chart, the Class' highest quarterly return was 18.44% for the quarter ended June 30, 2009 and its lowest quarterly return was -16.90% for the quarter ended December 31, 2008.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.90%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2010
1 year	rr_AverageAnnualReturnYear01	14.91%
5 years	rr_AverageAnnualReturnYear05	8.23%
10 years	rr_AverageAnnualReturnYear10	8.14%
DELAWARE VIP® TRUST Prospectus | Delaware VIP® High Yield Series | HIGH YIELD SERIES SERVICE CLASS | BofA Merrill Lynch U.S. High Yield Constrained Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	15.07%
5 years	rr_AverageAnnualReturnYear05	8.83%
10 years	rr_AverageAnnualReturnYear10	8.76%
DELAWARE VIP® TRUST Prospectus | Delaware VIP® International Value Equity Series | INTERNATIONAL VALUE EQUITY SERIES STANDARD CLASS
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Delaware VIP® International Value Equity Series
Objective [Heading]	rr_ObjectiveHeading	WHAT IS THE SERIES' INVESTMENT OBJECTIVE?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Delaware VIP International Value Equity Series seeks long-term growth without undue risk to principal.
Expense [Heading]	rr_ExpenseHeading	WHAT ARE THE SERIES' FEES AND EXPENSES?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.22%
Total annual series operating expenses	rr_ExpensesOverAssets	1.07%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[4]
Total annual series operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.05%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Series' performance. During the most recent fiscal year, the Series' portfolio turnover rate was 40% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	107
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	338
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	588
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,304
Strategy [Heading]	rr_StrategyHeading	WHAT ARE THE SERIES' PRINCIPAL INVESTMENT STRATEGIES?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Series invests primarily in equity securities that provide the potential for capital appreciation. Under normal circumstances, the Series will invest at least 65% of its total assets in equity securities of issuers that are organized, have a majority of their assets, or generate the majority of their operating income outside the United States. The Series may invest more than 25% of its total assets in the securities of issuers located in the same country.

Under normal circumstances, the Series will invest at least 80% of its assets in equity securities (80% policy). The Series 80% policy can be changed without shareholder approval. However, shareholders would be given at least 60 days' notice prior to any such change.

The Series' investment manager, Delaware Management Company (Manager or we), will search for undervalued companies that have potential for improvement that has not yet been recognized by others in the marketplace.These opportunities may exist because of temporary company-specific problems or because the companies are in industries that may be out of favor.

The Manager believes that the potential for strong returns can be realized by assembling an international portfolio of fundamentally strong companies that have superior business prospects and that are priced below the Manager's estimate of intrinsic value. The Manager focuses on out-of-favor stocks that have the potential to realize their intrinsic value within a three- to five-year horizon.

In selecting investments for the Series:

-	Fundamental research and analysis are the driving forces behind each security chosen by the portfolio management team. Security selection is based on relative value comparisons, applying the Manager's understanding of industry cycles, global competitors, and company specific variables. The investment process combines quantitative valuation screens with traditional in-depth fundamental analysis, experienced judgment, and patience.

-	The Manager places emphasis on those securities it believes can offer the best long-term appreciation within a three- to five-year horizon. The Manager constructs a portfolio of 45 to 55 holdings on a stock-by-stock basis, and the holdings are diversified across market capitalization, geography, and economic sector.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Series will invest at least 80% of its assets in equity securities (80% policy).
Risk [Heading]	rr_RiskHeading	WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE SERIES?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series' portfolio. Principal risks include:
Risk	Definition
Investments not guaranteed by the Manager or its affiliates
Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Market risk
The risk that all or a majority of the securities in a certain market such as the stock or bond market will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Foreign risk
The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, or inadequate or different regulatory and accounting standards.

Currency risk	The risk that the value of a portfolio's investments may be negatively affected by changes in foreign currency exchange rates.

Interest rate risk	Interest rate risk is the risk that securities will decrease in value if interest rates rise. The risk is greater for bonds with longer maturities than for those with shorter maturities.
Derivatives risk
Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative is associated moves in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty's ability to fulfill its contractual obligations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution
Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	HOW HAS THE DELAWARE VIP® INTERNATIONAL VALUE EQUITY SERIES PERFORMED?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year and by showing how the Series' average annual returns for 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Series' past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Series' most recently available month-end performance by calling 800 523-1918 or by visiting our web site at www.delawareinvestments.com/institutional/performance .

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year and by showing how the Series' average annual returns for 1-, 5-, and 10-year periods compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.delawareinvestments.com/institutional/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Series' past performance is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total return (Standard Class)
Annual Return 2001	rr_AnnualReturn2001	(12.83%)
Annual Return 2002	rr_AnnualReturn2002	(10.40%)
Annual Return 2003	rr_AnnualReturn2003	43.44%
Annual Return 2004	rr_AnnualReturn2004	21.79%
Annual Return 2005	rr_AnnualReturn2005	12.87%
Annual Return 2006	rr_AnnualReturn2006	23.59%
Annual Return 2007	rr_AnnualReturn2007	5.24%
Annual Return 2008	rr_AnnualReturn2008	(42.42%)
Annual Return 2009	rr_AnnualReturn2009	34.73%
Annual Return 2010	rr_AnnualReturn2010	10.92%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods illustrated in this bar chart, the Class's highest quarterly return was 23.10% for the quarter ended June 30, 2003 and its lowest quarterly return was -19.65% for the quarter ended September 30, 2002.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.65%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2010
1 year	rr_AverageAnnualReturnYear01	10.92%
5 years	rr_AverageAnnualReturnYear05	2.28%
10 years	rr_AverageAnnualReturnYear10	5.59%
DELAWARE VIP® TRUST Prospectus | Delaware VIP® International Value Equity Series | INTERNATIONAL VALUE EQUITY SERIES STANDARD CLASS | MSCI EAFE Index (gross) (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	8.21%
5 years	rr_AverageAnnualReturnYear05	2.94%
10 years	rr_AverageAnnualReturnYear10	3.94%
DELAWARE VIP® TRUST Prospectus | Delaware VIP® International Value Equity Series | INTERNATIONAL VALUE EQUITY SERIES STANDARD CLASS | MSCI EAFE Index (net) (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	7.75%
5 years	rr_AverageAnnualReturnYear05	2.46%
10 years	rr_AverageAnnualReturnYear10	3.50%
DELAWARE VIP® TRUST Prospectus | Delaware VIP® International Value Equity Series | INTERNATIONAL VALUE EQUITY SERIES SERVICE CLASS
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Delaware VIP® International Value Equity Series
Objective [Heading]	rr_ObjectiveHeading	WHAT IS THE SERIES' INVESTMENT OBJECTIVE?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Delaware VIP International Value Equity Series seeks long-term growth without undue risk to principal.
Expense [Heading]	rr_ExpenseHeading	WHAT ARE THE SERIES' FEES AND EXPENSES?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other expenses	rr_OtherExpensesOverAssets	0.22%
Total annual series operating expenses	rr_ExpensesOverAssets	1.37%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[5]
Total annual series operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.30%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Series' performance. During the most recent fiscal year, the Series' portfolio turnover rate was 40% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	132
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	427
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	743
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,640
Strategy [Heading]	rr_StrategyHeading	WHAT ARE THE SERIES' PRINCIPAL INVESTMENT STRATEGIES?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Series invests primarily in equity securities that provide the potential for capital appreciation. Under normal circumstances, the Series will invest at least 65% of its total assets in equity securities of issuers that are organized, have a majority of their assets, or generate the majority of their operating income outside the United States. The Series may invest more than 25% of its total assets in the securities of issuers located in the same country.

Under normal circumstances, the Series will invest at least 80% of its assets in equity securities (80% policy). The Series 80% policy can be changed without shareholder approval. However, shareholders would be given at least 60 days' notice prior to any such change.

The Series' investment manager, Delaware Management Company (Manager or we), will search for undervalued companies that have potential for improvement that has not yet been recognized by others in the marketplace.These opportunities may exist because of temporary company-specific problems or because the companies are in industries that may be out of favor.

The Manager believes that the potential for strong returns can be realized by assembling an international portfolio of fundamentally strong companies that have superior business prospects and that are priced below the Manager's estimate of intrinsic value. The Manager focuses on out-of-favor stocks that have the potential to realize their intrinsic value within a three- to five-year horizon.

In selecting investments for the Series:

-	Fundamental research and analysis are the driving forces behind each security chosen by the portfolio management team. Security selection is based on relative value comparisons, applying the Manager's understanding of industry cycles, global competitors, and company specific variables. The investment process combines quantitative valuation screens with traditional in-depth fundamental analysis, experienced judgment, and patience.

-	The Manager places emphasis on those securities it believes can offer the best long-term appreciation within a three- to five-year horizon. The Manager constructs a portfolio of 45 to 55 holdings on a stock-by-stock basis, and the holdings are diversified across market capitalization, geography, and economic sector.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Series will invest at least 80% of its assets in equity securities (80% policy).
Risk [Heading]	rr_RiskHeading	WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE SERIES?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series' portfolio. Principal risks include:
Risk	Definition
Investments not guaranteed by the Manager or its affiliates
Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Market risk
The risk that all or a majority of the securities in a certain market such as the stock or bond market will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Foreign risk
The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, or inadequate or different regulatory and accounting standards.

Currency risk	The risk that the value of a portfolio's investments may be negatively affected by changes in foreign currency exchange rates.

Interest rate risk	Interest rate risk is the risk that securities will decrease in value if interest rates rise. The risk is greater for bonds with longer maturities than for those with shorter maturities.
Derivatives risk
Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative is associated moves in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty's ability to fulfill its contractual obligations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution
Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	HOW HAS THE DELAWARE VIP® INTERNATIONAL VALUE EQUITY SERIES PERFORMED?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year and by showing how the Series' average annual returns for 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Series' past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Series' most recently available month-end performance by calling 800 523-1918 or by visiting our web site at www.delawareinvestments.com/institutional/performance .

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year and by showing how the Series' average annual returns for 1-, 5-, and 10-year periods compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.delawareinvestments.com/institutional/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Series' past performance is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total return (Service Class)
Annual Return 2001	rr_AnnualReturn2001	(12.88%)
Annual Return 2002	rr_AnnualReturn2002	(10.54%)
Annual Return 2003	rr_AnnualReturn2003	43.11%
Annual Return 2004	rr_AnnualReturn2004	21.44%
Annual Return 2005	rr_AnnualReturn2005	12.65%
Annual Return 2006	rr_AnnualReturn2006	23.24%
Annual Return 2007	rr_AnnualReturn2007	4.98%
Annual Return 2008	rr_AnnualReturn2008	(42.67%)
Annual Return 2009	rr_AnnualReturn2009	34.61%
Annual Return 2010	rr_AnnualReturn2010	10.71%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods illustrated in this bar chart, the Class's highest quarterly return was 23.08% for the quarter ended June 30, 2003 and its lowest quarterly return was -19.64% for the quarter ended December 31, 2008.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.64%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2010
1 year	rr_AverageAnnualReturnYear01	10.71%
5 years	rr_AverageAnnualReturnYear05	2.02%
10 years	rr_AverageAnnualReturnYear10	5.37%
DELAWARE VIP® TRUST Prospectus | Delaware VIP® International Value Equity Series | INTERNATIONAL VALUE EQUITY SERIES SERVICE CLASS | MSCI EAFE Index (gross) (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	8.21%
5 years	rr_AverageAnnualReturnYear05	2.94%
10 years	rr_AverageAnnualReturnYear10	3.94%
DELAWARE VIP® TRUST Prospectus | Delaware VIP® International Value Equity Series | INTERNATIONAL VALUE EQUITY SERIES SERVICE CLASS | MSCI EAFE Index (net) (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	7.75%
5 years	rr_AverageAnnualReturnYear05	2.46%
10 years	rr_AverageAnnualReturnYear10	3.50%
DELAWARE VIP® TRUST Prospectus | Delaware VIP® Limited-Term Diversified Income Series | LIMITED-TERM DIVERSIFIED INCOME SERIES STANDARD CLASS
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Delaware VIP® Limited-Term Diversified Income Series
Objective [Heading]	rr_ObjectiveHeading	WHAT IS THE SERIES' INVESTMENT OBJECTIVE?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Delaware VIP Limited-Term Diversified Income Series seeks maximum total return, consistent with reasonable risk.
Expense [Heading]	rr_ExpenseHeading	WHAT ARE THE SERIES' FEES AND EXPENSES?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.10%
Total annual series operating expenses	rr_ExpensesOverAssets	0.60%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Series' performance. During the most recent fiscal year, the Series' portfolio turnover rate was 443% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	443.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	192
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	335
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	750
Strategy [Heading]	rr_StrategyHeading	WHAT ARE THE SERIES' PRINCIPAL INVESTMENT STRATEGIES?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Series will invest at least 80% of its net assets in investment grade fixed income securities, including, but not limited to, fixed income securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and by U.S. corporations. Investment grade fixed income securities are securities rated BBB- or higher by Standard & Poor's (S&P), Baa3 or higher by Moody's Investors Service (Moody's), or similarly rated by another nationally recognized statistical rating organization (NRSRO), or those that are deemed to be of comparable quality. The Series will maintain an average effective duration from one to three years. The Series' investment manager, Delaware Management Company (Manager), will determine how much of the Series' assets to allocate among the different types of fixed income securities in which the Series may invest based on our evaluation of economic and market conditions and our assessment of the returns and potential for appreciation that can be achieved from various sectors of the fixed income market.

The corporate debt obligations in which the Series may invest include bonds, notes, debentures, and commercial paper of U.S. companies and, subject to the limitations described below, non-U.S. companies. The Series may also invest in a variety of securities which are issued or guaranteed as to the payment of principal and interest by the U.S. government, and by various agencies or instrumentalities which have been established or are sponsored by the U.S. government, and, subject to the limitations described below, securities issued by foreign governments.

Additionally, the Series may also invest in mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, government-sponsored corporations, and mortgage-backed securities issued by certain private, non-government entities. The Series may also invest in securities that are backed by assets such as receivables on home equity and credit card loans, automobile, mobile home, recreational vehicle and other loans, wholesale dealer floor plans, and leases.

The Series may invest up to 20% of its assets in below investment grade securities (commonly known as "junk bonds"). In general, the below-investment grade securities that the Series may purchase in this sector will generally be rated BB or lower by S&P and Ba or lower by Moody's, or similarly rated by another NRSRO.

The Series may also invest up to 20% of its net assets in foreign securities, including up to 10% of its net assets in securities of issuers located in emerging markets. The Series' total non-U.S. dollar currency exposure will be limited, in the aggregate, to no more than 10% of net assets.

Under normal conditions, the Series may have portfolio turnover in excess of 100%.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
Under normal circumstances, the Series will invest at least 80% of its net assets in investment grade fixed income securities, including, but not limited to, fixed income securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and by U.S. corporations.

Risk [Heading]	rr_RiskHeading	WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE SERIES?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series' portfolio. Principal risks include:
Risk	Definition
Investments not guaranteed by the Manager or its affiliates
Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Market risk
The risk that all or a majority of the securities in a certain market like the stock or bond market will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Credit risk
The possibility that a bond's issuer (or an entity that insures the bond) will be unable to make timely payments of interest and principal. Bonds are rated below investment grade are particularly subject to this risk.

High yield risk
The risk that high yield securities, commonly known as "junk bonds", are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market than higher rated securities; and greater price volatility and risk of loss of income and principal than are higher rated securities.

Prepayment risk
The risk that the principal on a bond that is held by a portfolio will be prepaid prior to maturity at a time when interest rates are lower than what that bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

Liquidity risk
The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them, which may prevent the Manager from disposing of securities at a favorable time or price during periods of infrequent trading of such securities.

Derivatives risk
Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative is associated moves in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty's ability to fulfill its contractual obligations.

Foreign risk
The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, or inadequate or different regulatory and accounting standards.

Bank loans and other direct indebtedness risk
The risk that the portfolio will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution.

Counterparty risk
The risk that if a series enters into a derivative contract (such as a futures or options contract) or a repurchase agreement, it will be subject to the risk that the counterparty to such a contract or agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

Currency risk	The risk that the value of a portfolio's investments may be negatively affected by changes in foreign currency exchange rates.
High portfolio turnover risk	The risk that high portfolio turnover rates may increase the Series' transaction costs and lower returns.
Interest rate risk	The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds.
Valuation risk
The risk that a less liquid secondary market may make it more difficult for a series to obtain precise valuations of the certain securities in its portfolio. During periods of reduced liquidity, judgment plays a greater role in valuing certain securities. As a result, a series' performance may be affected during periods when it is difficult to value portfolio securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution
Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	HOW HAS THE DELAWARE VIP® LIMITED-TERM DIVERSIFIED INCOME SERIES PERFORMED?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year and by showing how the Series' average annual returns for 1, 5, and 10-year periods compare with those of a broad measure of market performance. The Series' past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Series' most recently available month-end performance by calling 800 523-1918 or by visiting our web site at www.delawareinvestments.com/institutional/performance .

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

On April 15, 2009, the Series' investment objective, strategies and policies were changed to permit it to invest in a diversified portfolio of limited-term fixed income securities. These changes allow the Series to invest in a broader range of fixed income securities, including U.S. government securities and foreign government securities and corporate and high yield securities of domestic and foreign issuers.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year and by showing how the Series' average annual returns for 1, 5, and 10-year periods compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.delawareinvestments.com/institutional/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Series' past performance is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total return (Standard Class)
Annual Return 2001	rr_AnnualReturn2001	8.27%
Annual Return 2002	rr_AnnualReturn2002	7.09%
Annual Return 2003	rr_AnnualReturn2003	4.63%
Annual Return 2004	rr_AnnualReturn2004	3.66%
Annual Return 2005	rr_AnnualReturn2005	1.79%
Annual Return 2006	rr_AnnualReturn2006	4.57%
Annual Return 2007	rr_AnnualReturn2007	4.46%
Annual Return 2008	rr_AnnualReturn2008	(0.28%)
Annual Return 2009	rr_AnnualReturn2009	12.77%
Annual Return 2010	rr_AnnualReturn2010	4.45%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods illustrated in this bar chart, the Class' highest quarterly return was 4.76% for the quarter ended June 30, 2009 and its lowest quarterly return was -2.32% for the quarter ended June 30, 2004.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.32%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2010
1 year	rr_AverageAnnualReturnYear01	4.45%
5 years	rr_AverageAnnualReturnYear05	5.11%
10 years	rr_AverageAnnualReturnYear10	5.09%
DELAWARE VIP® TRUST Prospectus | Delaware VIP® Limited-Term Diversified Income Series | LIMITED-TERM DIVERSIFIED INCOME SERIES STANDARD CLASS | Barclays Capital 1-3 Year Government/Credit Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.80%
5 years	rr_AverageAnnualReturnYear05	4.53%
10 years	rr_AverageAnnualReturnYear10	4.34%
DELAWARE VIP® TRUST Prospectus | Delaware VIP® Limited-Term Diversified Income Series | LIMITED-TERM DIVERSIFIED INCOME SERIES SERVICE CLASS
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Delaware VIP® Limited-Term Diversified Income Series
Objective [Heading]	rr_ObjectiveHeading	WHAT IS THE SERIES' INVESTMENT OBJECTIVE?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Delaware VIP Limited-Term Diversified Income Series seeks maximum total return, consistent with reasonable risk.
Expense [Heading]	rr_ExpenseHeading	WHAT ARE THE SERIES' FEES AND EXPENSES?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other expenses	rr_OtherExpensesOverAssets	0.10%
Total annual series operating expenses	rr_ExpensesOverAssets	0.90%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Total annual series operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.85%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Series' performance. During the most recent fiscal year, the Series' portfolio turnover rate was 443% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	443.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable fee waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	282
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	494
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,103
Strategy [Heading]	rr_StrategyHeading	WHAT ARE THE SERIES' PRINCIPAL INVESTMENT STRATEGIES?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Series will invest at least 80% of its net assets in investment grade fixed income securities, including, but not limited to, fixed income securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and by U.S. corporations. Investment grade fixed income securities are securities rated BBB- or higher by Standard & Poor's (S&P), Baa3 or higher by Moody's Investors Service (Moody's), or similarly rated by another nationally recognized statistical rating organization (NRSRO), or those that are deemed to be of comparable quality. The Series will maintain an average effective duration from one to three years. The Series' investment manager, Delaware Management Company (Manager), will determine how much of the Series' assets to allocate among the different types of fixed income securities in which the Series may invest based on our evaluation of economic and market conditions and our assessment of the returns and potential for appreciation that can be achieved from various sectors of the fixed income market.

The corporate debt obligations in which the Series may invest include bonds, notes, debentures, and commercial paper of U.S. companies and, subject to the limitations described below, non-U.S. companies. The Series may also invest in a variety of securities which are issued or guaranteed as to the payment of principal and interest by the U.S. government, and by various agencies or instrumentalities which have been established or are sponsored by the U.S. government, and, subject to the limitations described below, securities issued by foreign governments.

Additionally, the Series may also invest in mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, government-sponsored corporations, and mortgage-backed securities issued by certain private, non-government entities. The Series may also invest in securities that are backed by assets such as receivables on home equity and credit card loans, automobile, mobile home, recreational vehicle and other loans, wholesale dealer floor plans, and leases.

The Series may invest up to 20% of its assets in below investment grade securities (commonly known as "junk bonds"). In general, the below-investment grade securities that the Series may purchase in this sector will generally be rated BB or lower by S&P and Ba or lower by Moody's, or similarly rated by another NRSRO.

The Series may also invest up to 20% of its net assets in foreign securities, including up to 10% of its net assets in securities of issuers located in emerging markets. The Series' total non-U.S. dollar currency exposure will be limited, in the aggregate, to no more than 10% of net assets.

Under normal conditions, the Series may have portfolio turnover in excess of 100%.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
Under normal circumstances, the Series will invest at least 80% of its net assets in investment grade fixed income securities, including, but not limited to, fixed income securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and by U.S. corporations.

Risk [Heading]	rr_RiskHeading	WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE SERIES?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series' portfolio. Principal risks include:
Risk	Definition
Investments not guaranteed by the Manager or its affiliates
Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Market risk
The risk that all or a majority of the securities in a certain market like the stock or bond market will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Credit risk
The possibility that a bond's issuer (or an entity that insures the bond) will be unable to make timely payments of interest and principal. Bonds are rated below investment grade are particularly subject to this risk.

High yield risk
The risk that high yield securities, commonly known as "junk bonds", are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market than higher rated securities; and greater price volatility and risk of loss of income and principal than are higher rated securities.

Prepayment risk
The risk that the principal on a bond that is held by a portfolio will be prepaid prior to maturity at a time when interest rates are lower than what that bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

Liquidity risk
The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them, which may prevent the Manager from disposing of securities at a favorable time or price during periods of infrequent trading of such securities.

Derivatives risk
Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative is associated moves in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty's ability to fulfill its contractual obligations.

Foreign risk
The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, or inadequate or different regulatory and accounting standards.

Bank loans and other direct indebtedness risk
The risk that the portfolio will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution.

Counterparty risk
The risk that if a series enters into a derivative contract (such as a futures or options contract) or a repurchase agreement, it will be subject to the risk that the counterparty to such a contract or agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

Currency risk	The risk that the value of a portfolio's investments may be negatively affected by changes in foreign currency exchange rates.
High portfolio turnover risk	The risk that high portfolio turnover rates may increase the Series' transaction costs and lower returns.
Interest rate risk	The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds.
Valuation risk
The risk that a less liquid secondary market may make it more difficult for a series to obtain precise valuations of the certain securities in its portfolio. During periods of reduced liquidity, judgment plays a greater role in valuing certain securities. As a result, a series' performance may be affected during periods when it is difficult to value portfolio securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution
Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	HOW HAS THE DELAWARE VIP® LIMITED-TERM DIVERSIFIED INCOME SERIES PERFORMED?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year and by showing how the Series' average annual returns for 1, 5, and 10-year periods compare with those of a broad measure of market performance. The Series' past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Series' most recently available month-end performance by calling 800 523-1918 or by visiting our web site at www.delawareinvestments.com/institutional/performance .

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

On April 15, 2009, the Series' investment objective, strategies and policies were changed to permit it to invest in a diversified portfolio of limited-term fixed income securities. These changes allow the Series to invest in a broader range of fixed income securities, including U.S. government securities and foreign government securities and corporate and high yield securities of domestic and foreign issuers.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year and by showing how the Series' average annual returns for 1, 5, and 10-year periods compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.delawareinvestments.com/institutional/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Series' past performance is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total return (Service Class)
Annual Return 2001	rr_AnnualReturn2001	8.23%
Annual Return 2002	rr_AnnualReturn2002	6.84%
Annual Return 2003	rr_AnnualReturn2003	4.21%
Annual Return 2004	rr_AnnualReturn2004	3.23%
Annual Return 2005	rr_AnnualReturn2005	1.35%
Annual Return 2006	rr_AnnualReturn2006	4.34%
Annual Return 2007	rr_AnnualReturn2007	4.23%
Annual Return 2008	rr_AnnualReturn2008	(0.64%)
Annual Return 2009	rr_AnnualReturn2009	12.57%
Annual Return 2010	rr_AnnualReturn2010	4.31%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods illustrated in this bar chart, the Class' highest quarterly return was 4.61% for the quarter ended June 30, 2009 and its lowest quarterly return was -2.48% for the quarter ended June 30, 2004.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.48%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2010
1 year	rr_AverageAnnualReturnYear01	4.31%
5 years	rr_AverageAnnualReturnYear05	4.87%
10 years	rr_AverageAnnualReturnYear10	4.81%
DELAWARE VIP® TRUST Prospectus | Delaware VIP® Limited-Term Diversified Income Series | LIMITED-TERM DIVERSIFIED INCOME SERIES SERVICE CLASS | Barclays Capital 1-3 Year Government/Credit Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.80%
5 years	rr_AverageAnnualReturnYear05	4.53%
10 years	rr_AverageAnnualReturnYear10	4.34%
DELAWARE VIP® TRUST Prospectus | Delaware VIP® REIT Series | REIT SERIES STANDARD CLASS
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Delaware VIP® REIT Series
Objective [Heading]	rr_ObjectiveHeading	WHAT ARE THE SERIES' INVESTMENT OBJECTIVES?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Delaware VIP REIT Series seeks maximum long-term total return, with capital appreciation as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	WHAT ARE THE SERIES' FEES AND EXPENSES?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.12%
Total annual series operating expenses	rr_ExpensesOverAssets	0.87%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Series' performance. During the most recent fiscal year, the Series' portfolio turnover rate was 181% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	181.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	89
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	278
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	482
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,073
Strategy [Heading]	rr_StrategyHeading	WHAT ARE THE SERIES' PRINCIPAL INVESTMENT STRATEGIES?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Series invests primarily in securities of companies that are principally engaged in the real estate industry. Under normal circumstances, the Series will invest at least 80% of its net assets in real estate investment trusts (REITs) (80% policy).
The Series' investment manager, Delaware Management Company (Manager or we), strives to include REITs that represent a variety of different sectors in the real estate industry. As we consider individual REITs for the portfolio, we carefully evaluate each REIT's management team. We generally look for management teams that:

-	retain a substantial portion of the properties' cash flow;

-	effectively use capital to expand;

-	have a strong ability to raise rents; and

-	can create a franchise value for the REIT.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Series will invest at least 80% of its net assets in real estate investment trusts (REITs) (80% policy).
Risk [Heading]	rr_RiskHeading	WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE SERIES?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series' portfolio. Principal risks include:
Risk	Definition
Investments not guaranteed by the Manager or its affiliates
Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Market risk
The risk that all or a majority of the securities in a certain market like the stock or bond market will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Real estate industry risk
This risk includes among others: possible declines in the value of real estate; risks related to economic conditions; possible shortage of mortgage funds; overbuilding and extended vacancies; increased competition; changes in property taxes, operating expenses, or zoning laws; costs of environmental clean-up or damages from natural disasters; limitations or fluctuations in rent payments; cashflow fluctuations; and defaults by borrowers. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (Code) and/or failing to qualify for an exemption from registration as an investment company under the Investment Company Act of 1940, as amended (1940 Act).

Interest rate risk
The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because companies in the real estate sector and smaller companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.

Foreign risk
The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, inefficient markets and higher transaction costs, changes in currency exchange rates, foreign economic conditions, or inadequate or different regulatory and accounting standards.

Futures and options risk
The possibility that a portfolio may experience a loss if it employs an options or futures strategy related to a security or a market index and that security or index moves in the opposite direction from what the Manager anticipated. Futures and options also involve additional expenses, which could reduce any benefit or increase any loss that a portfolio gains from using the strategy.

Liquidity risk
Liquidity risk is the possibility that securities cannot be readily sold within seven days at approximately the price at which a series has valued them, which may prevent the Manager from disposing of securities at a favorable time or price during periods of infrequent trading of such securities.

Derivatives risk
Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative is associated moves in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty's ability to fulfill its contractual obligations.

Government and regulatory risk	The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution
Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	HOW HAS THE DELAWARE VIP® REIT SERIES PERFORMED?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of risks of investing in the Series by showing changes in the Series' performance from year to year and by showing how the Series' average annual returns for 1-year, 5-year, 10-year periods compare with those of a broad measure of market performance. The Series' past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Series' most recently available month-end performance by calling 800 523-1918 or by visiting our web site at www.delawareinvestments.com/institutional/performance .

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart and table below provide some indication of risks of investing in the Series by showing changes in the Series' performance from year to year and by showing how the Series' average annual returns for 1-year, 5-year, 10-year periods compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.delawareinvestments.com/institutional/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Series' past performance is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total return (Standard Class)
Annual Return 2001	rr_AnnualReturn2001	8.79%
Annual Return 2002	rr_AnnualReturn2002	4.52%
Annual Return 2003	rr_AnnualReturn2003	34.02%
Annual Return 2004	rr_AnnualReturn2004	31.38%
Annual Return 2005	rr_AnnualReturn2005	7.17%
Annual Return 2006	rr_AnnualReturn2006	32.63%
Annual Return 2007	rr_AnnualReturn2007	(13.94%)
Annual Return 2008	rr_AnnualReturn2008	(35.06%)
Annual Return 2009	rr_AnnualReturn2009	23.13%
Annual Return 2010	rr_AnnualReturn2010	26.98%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods illustrated in this bar chart, the Class' highest quarterly return was 30.47% for the quarter ended September 30, 2009 and its lowest quarterly return was -36.58% for the quarter ended December 31, 2008.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(36.58%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2010
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The Series' returns above are compared to the performance of the FTSE NAREIT All Equity REITs Index and the FTSE NAREIT Equity REITs Index. Effective December 20, 2010: (1) FTSE changed the composition of the FTSE NAREIT Equity REITs Index to exclude timber REITs; (2) FTSE created the FTSE NAREIT All Equity REITs Index with the components of the former FTSE NAREIT Equity REITs Index, including timber REITs; and (3) the Series changed its benchmark index from the FTSE NAREIT All Equity REITs Index (formerly the FTSE NAREIT Equity REITs Index) to the newly constituted FTSE NAREIT Equity REITs Index. The rationale for the change was that the Series' portfolio managers believe the new index is more appropriate for the Series' investment style. Prior to December 20, 2010, the returns were the same for both indices.

1 year	rr_AverageAnnualReturnYear01	26.98%
5 years	rr_AverageAnnualReturnYear05	3.03%
10 years	rr_AverageAnnualReturnYear10	9.55%
DELAWARE VIP® TRUST Prospectus | Delaware VIP® REIT Series | REIT SERIES STANDARD CLASS | FTSE NAREIT Equity REITs Index (reflect no deduction for fees, expenses, or taxes) (new benchmark)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	28.00%
5 years	rr_AverageAnnualReturnYear05	3.04%
10 years	rr_AverageAnnualReturnYear10	10.76%
DELAWARE VIP® TRUST Prospectus | Delaware VIP® REIT Series | REIT SERIES STANDARD CLASS | FTSE NAREIT All Equity REITs Index (reflects no deduction for fees, expenses, or taxes) (previous benchmark)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	27.95%
5 years	rr_AverageAnnualReturnYear05	3.03%
10 years	rr_AverageAnnualReturnYear10	10.76%
DELAWARE VIP® TRUST Prospectus | Delaware VIP® REIT Series | REIT SERIES SERVICE CLASS
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Delaware VIP® REIT Series
Objective [Heading]	rr_ObjectiveHeading	WHAT ARE THE SERIES' INVESTMENT OBJECTIVES?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Delaware VIP REIT Series seeks maximum long-term total return, with capital appreciation as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	WHAT ARE THE SERIES' FEES AND EXPENSES?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other expenses	rr_OtherExpensesOverAssets	0.12%
Total annual series operating expenses	rr_ExpensesOverAssets	1.17%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total annual series operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.12%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Series' performance. During the most recent fiscal year, the Series' portfolio turnover rate was 181% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	181.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	114
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	367
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	639
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,416
Strategy [Heading]	rr_StrategyHeading	WHAT ARE THE SERIES' PRINCIPAL INVESTMENT STRATEGIES?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Series invests primarily in securities of companies that are principally engaged in the real estate industry. Under normal circumstances, the Series will invest at least 80% of its net assets in real estate investment trusts (REITs) (80% policy).

The Series' investment manager, Delaware Management Company (Manager or we), strives to include REITs that represent a variety of different sectors in the real estate industry. As we consider individual REITs for the portfolio, we carefully evaluate each REIT's management team. We generally look for management teams that:

- retain a substantial portion of the properties' cash flow;

- effectively use capital to expand;

- have a strong ability to raise rents; and

- can create a franchise value for the REIT.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Series will invest at least 80% of its net assets in real estate investment trusts (REITs) (80% policy).
Risk [Heading]	rr_RiskHeading	WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE SERIES?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series' portfolio. Principal risks include:
Risk	Definition
Investments not guaranteed by the Manager or its affiliates
Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Market risk
The risk that all or a majority of the securities in a certain market like the stock or bond market will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Real estate industry risk
This risk includes among others: possible declines in the value of real estate; risks related to economic conditions; possible shortage of mortgage funds; overbuilding and extended vacancies; increased competition; changes in property taxes, operating expenses, or zoning laws; costs of environmental clean-up or damages from natural disasters; limitations or fluctuations in rent payments; cashflow fluctuations; and defaults by borrowers. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (Code) and/or failing to qualify for an exemption from registration as an investment company under the Investment Company Act of 1940, as amended (1940 Act).

Interest rate risk
The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because companies in the real estate sector and smaller companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.

Foreign risk
The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, inefficient markets and higher transaction costs, changes in currency exchange rates, foreign economic conditions, or inadequate or different regulatory and accounting standards.

Futures and options risk
The possibility that a portfolio may experience a loss if it employs an options or futures strategy related to a security or a market index and that security or index moves in the opposite direction from what the Manager anticipated. Futures and options also involve additional expenses, which could reduce any benefit or increase any loss that a portfolio gains from using the strategy.

Liquidity risk
Liquidity risk is the possibility that securities cannot be readily sold within seven days at approximately the price at which a series has valued them, which may prevent the Manager from disposing of securities at a favorable time or price during periods of infrequent trading of such securities.

Derivatives risk
Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative is associated moves in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty's ability to fulfill its contractual obligations.

Government and regulatory risk	The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution
Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	HOW HAS THE DELAWARE VIP® REIT SERIES PERFORMED?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of risks of investing in the Series by showing changes in the Series' performance from year to year and by showing how the Series' average annual returns for 1-year, 5-year, 10-year periods compare with those of a broad measure of market performance. The Series' past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Series' most recently available month-end performance by calling 800 523-1918 or by visiting our web site at www.delawareinvestments.com/institutional/performance .

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart and table below provide some indication of risks of investing in the Series by showing changes in the Series' performance from year to year and by showing how the Series' average annual returns for 1-year, 5-year, 10-year periods compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.delawareinvestments.com/institutional/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Series' past performance is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total return (Service Class)
Annual Return 2001	rr_AnnualReturn2001	8.67%
Annual Return 2002	rr_AnnualReturn2002	4.38%
Annual Return 2003	rr_AnnualReturn2003	33.73%
Annual Return 2004	rr_AnnualReturn2004	31.09%
Annual Return 2005	rr_AnnualReturn2005	6.86%
Annual Return 2006	rr_AnnualReturn2006	32.32%
Annual Return 2007	rr_AnnualReturn2007	(14.18%)
Annual Return 2008	rr_AnnualReturn2008	(35.28%)
Annual Return 2009	rr_AnnualReturn2009	23.24%
Annual Return 2010	rr_AnnualReturn2010	26.61%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods illustrated in this bar chart, the Class' highest quarterly return was 30.42% for the quarter ended September 30, 2009 and its lowest quarterly return was -36.71% for the quarter ended December 31, 2008.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(36.71%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2010
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The Series' returns above are compared to the performance of the FTSE NAREIT All Equity REITs Index and the FTSE NAREIT Equity REITs Index. Effective December 20, 2010: (1) FTSE changed the composition of the FTSE NAREIT Equity REITs Index to exclude timber REITs; (2) FTSE created the FTSE NAREIT All Equity REITs Index with the components of the former FTSE NAREIT Equity REITs Index, including timber REITs; and (3) the Series changed its benchmark index from the FTSE NAREIT All Equity REITs Index (formerly the FTSE NAREIT Equity REITs Index) to the newly constituted FTSE NAREIT Equity REITs Index. The rationale for the change was that the Series' portfolio managers believe the new index is more appropriate for the Series' investment style. Prior to December 20, 2010, the returns were the same for both indices.

1 year	rr_AverageAnnualReturnYear01	26.61%
5 years	rr_AverageAnnualReturnYear05	2.78%
10 years	rr_AverageAnnualReturnYear10	9.31%
DELAWARE VIP® TRUST Prospectus | Delaware VIP® REIT Series | REIT SERIES SERVICE CLASS | FTSE NAREIT Equity REITs Index (reflect no deduction for fees, expenses, or taxes) (new benchmark)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	28.00%
5 years	rr_AverageAnnualReturnYear05	3.04%
10 years	rr_AverageAnnualReturnYear10	10.76%
DELAWARE VIP® TRUST Prospectus | Delaware VIP® REIT Series | REIT SERIES SERVICE CLASS | FTSE NAREIT All Equity REITs Index (reflects no deduction for fees, expenses, or taxes) (previous benchmark)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	27.95%
5 years	rr_AverageAnnualReturnYear05	3.03%
10 years	rr_AverageAnnualReturnYear10	10.76%
DELAWARE VIP® TRUST Prospectus | Delaware VIP® Small Cap Value Series | SMALL CAP VALUE SERIES STANDARD CLASS
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Delaware VIP® Small Cap Value Series
Objective [Heading]	rr_ObjectiveHeading	WHAT IS THE SERIES' INVESTMENT OBJECTIVE?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Delaware VIP Small Cap Value Series seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	WHAT ARE THE SERIES' FEES AND EXPENSES?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	0.73%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.10%
Total annual series operating expenses	rr_ExpensesOverAssets	0.83%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Series' performance. During the most recent fiscal year, the Series' portfolio turnover rate was 10% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	85
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	265
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	460
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,025
Strategy [Heading]	rr_StrategyHeading	WHAT ARE THE SERIES' PRINCIPAL INVESTMENT STRATEGIES?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Series invests primarily in investments of small companies whose stock prices appear low relative to their underlying value or future potential. Among other factors, the Manager considers the financial strength of a company, its management, the prospects for its industry, and any anticipated changes within the company that might suggest a more favorable outlook going forward. We focus on free cash flow in our individual stock selection, seeking companies that we believe have a sustainable ability to buy back shares, lower debt, and/or increase or initiate dividends. Under normal circumstances, at least 80% of the Series' net assets will be in investments of small-capitalization companies (the 80% policy). The Series considers small-capitalization companies to be companies with a market capitalization generally less than 3.5 times the dollar-weighted, median market capitalization of the Russell 2000 Index at the time of purchase. As of March 31, 2010, the Russell 2000 Index had a dollar-weighted, median market capitalization of  $1.02 billion. The median market capitalization for this Index will change on a frequent basis. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Series' investment. Companies whose market capitalization no longer meets this definition after purchase continue to be considered to have a small capitalization for purposes of this 80% policy. The Series' 80% policy can be changed without shareholder approval. However, shareholders would be given notice at least 60 days prior to any change.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, at least 80% of the Series' net assets will be in investments of small-capitalization companies (the 80% policy).
Risk [Heading]	rr_RiskHeading	WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE SERIES?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series' portfolio. Principal risks include:
Risk	Definition
Investments not guaranteed by the Manager or its affiliates
Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Market risk	The risk that securities or industries in a certain market like the stock or bond market will decline in value because of economic conditions, future expectations, or investor confidence.
Industry risk	The risk that the value of securities in a particular industry (such as financial services or manufacturing) will decline because of changing expectations for the performance of that industry.
Small company risk	The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.
Interest rate risk
The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because companies in the real estate sector and smaller companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.

Foreign risk
The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs; foreign economic conditions, or inadequate or different regulatory and accounting standards.

Liquidity risk
The possibility that securities cannot be readily sold within seven days at approximately the price at which a series has valued them, which may prevent the Manager from disposing of securities at a favorable time or price during periods of infrequent trading of such securities.

Counterparty risk	The risk that a counterparty to a derivative contract (such as a swap, future or option contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement.
Government and regulatory risk
The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets. Government involvement in the private sector may, in some cases, include government investment in, or ownership of, companies in certain commercial business sectors; wage and price controls; or imposition of trade barriers and other protectionist measures.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution
Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	HOW HAS THE DELAWARE VIP® SMALL CAP VALUE SERIES PERFORMED?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year and by showing how the Series' average annual returns for 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Series' past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Series' most recently available month-end performance by calling 800 523-1918 or by visiting our web site at www.delawareinvestments.com/institutional/performance .

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year and by showing how the Series' average annual returns for 1-, 5-, and 10-year periods compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.delawareinvestments.com/institutional/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Series' past performance is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total return (Standard Class)
Annual Return 2001	rr_AnnualReturn2001	11.84%
Annual Return 2002	rr_AnnualReturn2002	(5.60%)
Annual Return 2003	rr_AnnualReturn2003	41.98%
Annual Return 2004	rr_AnnualReturn2004	21.48%
Annual Return 2005	rr_AnnualReturn2005	9.42%
Annual Return 2006	rr_AnnualReturn2006	16.19%
Annual Return 2007	rr_AnnualReturn2007	(6.62%)
Annual Return 2008	rr_AnnualReturn2008	(29.88%)
Annual Return 2009	rr_AnnualReturn2009	31.83%
Annual Return 2010	rr_AnnualReturn2010	32.27%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods illustrated in this bar chart, the Class' highest quarterly return was 22.76% for the quarter ended September 30, 2009 and its lowest quarterly return was -24.32% for the quarter ended December 31, 2008.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.32%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2010
1 year	rr_AverageAnnualReturnYear01	32.27%
5 years	rr_AverageAnnualReturnYear05	5.82%
10 years	rr_AverageAnnualReturnYear10	10.21%
DELAWARE VIP® TRUST Prospectus | Delaware VIP® Small Cap Value Series | SMALL CAP VALUE SERIES STANDARD CLASS | Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	24.50%
5 years	rr_AverageAnnualReturnYear05	3.52%
10 years	rr_AverageAnnualReturnYear10	8.42%
DELAWARE VIP® TRUST Prospectus | Delaware VIP® Small Cap Value Series | SMALL CAP VALUE SERIES SERVICE CLASS
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Delaware VIP® Small Cap Value Series
Objective [Heading]	rr_ObjectiveHeading	WHAT IS THE SERIES' INVESTMENT OBJECTIVE?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Delaware VIP Small Cap Value Series seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	WHAT ARE THE SERIES' FEES AND EXPENSES?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	0.73%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other expenses	rr_OtherExpensesOverAssets	0.10%
Total annual series operating expenses	rr_ExpensesOverAssets	1.13%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[6]
Total annual series operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.08%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Series' performance. During the most recent fiscal year, the Series' portfolio turnover rate was 10% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	110
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	354
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	617
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,370
Strategy [Heading]	rr_StrategyHeading	WHAT ARE THE SERIES' PRINCIPAL INVESTMENT STRATEGIES?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Series invests primarily in investments of small companies whose stock prices appear low relative to their underlying value or future potential. Among other factors, the Manager considers the financial strength of a company, its management, the prospects for its industry, and any anticipated changes within the company that might suggest a more favorable outlook going forward. We focus on free cash flow in our individual stock selection, seeking companies that we believe have a sustainable ability to buy back shares, lower debt, and/or increase or initiate dividends. Under normal circumstances, at least 80% of the Series' net assets will be in investments of small-capitalization companies (the 80% policy). The Series considers small-capitalization companies to be companies with a market capitalization generally less than 3.5 times the dollar-weighted, median market capitalization of the Russell 2000 Index at the time of purchase. As of March 31, 2010, the Russell 2000 Index had a dollar-weighted, median market capitalization of  $1.02 billion. The median market capitalization for this Index will change on a frequent basis. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Series' investment. Companies whose market capitalization no longer meets this definition after purchase continue to be considered to have a small capitalization for purposes of this 80% policy. The Series' 80% policy can be changed without shareholder approval. However, shareholders would be given notice at least 60 days prior to any change.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, at least 80% of the Series' net assets will be in investments of small-capitalization companies (the 80% policy).
Risk [Heading]	rr_RiskHeading	WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE SERIES?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series' portfolio. Principal risks include:
Risk	Definition
Investments not guaranteed by the Manager or its affiliates
Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Market risk	The risk that securities or industries in a certain market like the stock or bond market will decline in value because of economic conditions, future expectations, or investor confidence.
Industry risk	The risk that the value of securities in a particular industry (such as financial services or manufacturing) will decline because of changing expectations for the performance of that industry.
Small company risk	The risk that prices of small- and medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.
Interest rate risk
The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because companies in the real estate sector and smaller companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.

Foreign risk
The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs; foreign economic conditions, or inadequate or different regulatory and accounting standards.

Liquidity risk
The possibility that securities cannot be readily sold within seven days at approximately the price at which a series has valued them, which may prevent the Manager from disposing of securities at a favorable time or price during periods of infrequent trading of such securities.

Counterparty risk	The risk that a counterparty to a derivative contract (such as a swap, future or option contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement.
Government and regulatory risk
The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets. Government involvement in the private sector may, in some cases, include government investment in, or ownership of, companies in certain commercial business sectors; wage and price controls; or imposition of trade barriers and other protectionist measures.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution
Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	HOW HAS THE DELAWARE VIP® SMALL CAP VALUE SERIES PERFORMED?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year and by showing how the Series' average annual returns for 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Series' past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Series' most recently available month-end performance by calling 800 523-1918 or by visiting our web site at www.delawareinvestments.com/institutional/performance .

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year and by showing how the Series' average annual returns for 1-, 5-, and 10-year periods compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.delawareinvestments.com/institutional/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Series' past performance is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total return (Service Class)
Annual Return 2001	rr_AnnualReturn2001	11.68%
Annual Return 2002	rr_AnnualReturn2002	(5.72%)
Annual Return 2003	rr_AnnualReturn2003	41.66%
Annual Return 2004	rr_AnnualReturn2004	21.16%
Annual Return 2005	rr_AnnualReturn2005	9.15%
Annual Return 2006	rr_AnnualReturn2006	15.89%
Annual Return 2007	rr_AnnualReturn2007	(6.84%)
Annual Return 2008	rr_AnnualReturn2008	(30.07%)
Annual Return 2009	rr_AnnualReturn2009	31.56%
Annual Return 2010	rr_AnnualReturn2010	31.92%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods illustrated in this bar chart, the Class' highest quarterly return was 22.71% for the quarter ended September 30, 2009 and its lowest quarterly return was -24.37% for the quarter ended December 31, 2008.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.37%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2010
1 year	rr_AverageAnnualReturnYear01	31.92%
5 years	rr_AverageAnnualReturnYear05	5.55%
10 years	rr_AverageAnnualReturnYear10	9.96%
DELAWARE VIP® TRUST Prospectus | Delaware VIP® Small Cap Value Series | SMALL CAP VALUE SERIES SERVICE CLASS | Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	24.50%
5 years	rr_AverageAnnualReturnYear05	3.52%
10 years	rr_AverageAnnualReturnYear10	8.42%
DELAWARE VIP® TRUST Prospectus | Delaware VIP® Smid Cap Growth Series | SMID CAP GROWTH SERIES STANDARD CLASS
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Delaware VIP® S mid Cap Growth Series
Objective [Heading]	rr_ObjectiveHeading	WHAT IS THE SERIES' INVESTMENT OBJECTIVE?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Delaware VIP Smid Cap Growth Series seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	WHAT ARE THE SERIES' FEES AND EXPENSES?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.14%
Total annual series operating expenses	rr_ExpensesOverAssets	0.89%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Series' performance. During the most recent fiscal year, the Series' portfolio turnover rate was 37% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	91
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	284
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	493
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,096
Strategy [Heading]	rr_StrategyHeading	WHAT ARE THE SERIES' PRINCIPAL INVESTMENT STRATEGIES?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Series invests primarily in common stocks of growth-oriented companies that the Series' investment manager, Delaware Management Company (Manager or we) believes have long-term capital appreciation potential and expect to grow faster than the U.S. economy. We particularly seek small- to mid-sized companies. For purposes of the Series, we will generally consider companies that, at the time of purchase, have total market capitalizations within the range of market capitalizations of companies in the Russell 2500 Growth Index. As of the latest reconstitution on June 25, 2010, the average market capitalization of a company in the Russell 2500 Growth Index was approximately  $1.232 billion and the median market capitalization was approximately  $720 million. The Index had a total market capitalization range of approximately  $12 million to  $9.105 billion.

Under normal circumstances, the Series will invest at least 80% of its net assets in equity securities of small- and mid-capitalization companies (80% Policy). The Series' 80% Policy may be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change.

Using a bottom-up approach, we seek to select securities of companies that we believe have attractive end market potential, dominant business models, and strong free cash flow generation that are attractively priced compared to intrinsic value of the securities. We also consider a company's operational efficiencies, management's plans for capital allocation, and the company's shareholder orientation. All of these factors give us insight into the outlook for a company, helping us identify companies poised for sustainable free cash flow growth. We believe that sustainable free cash flow growth, if it occurs, may result in price appreciation for the company's stock.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Series will invest at least 80% of its net assets in equity securities of small- and mid-capitalization companies (80% Policy).
Risk [Heading]	rr_RiskHeading	WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE SERIES?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series' portfolio. Principal risks include:
Risk	Definition
Investments not guaranteed by the Manager or its affiliates
Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Market risk
The risk that all or a majority of the securities in a certain market like the stock or bond market will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Company size risk	The risk that prices of small- and medium-sized companies may be more volatile than larger companies because of limited financial resources or dependence on narrow product lines. Small company risk also comes from lower liquidity typically associated with small company stocks, which means the price may be affected by poorly executed trades, even if the underlying business of the company is unchanged.
Currency risk	The risk that the value of a portfolio's investments may be negatively affected by changes in foreign currency exchange rates.
Derivatives risk
Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative is associated moves in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty's ability to fulfill its contractual obligations.

Limited number of stocks risk
The possibility that a single security's increase or decrease in value may have a greater impact on the series' value and total return because the series may hold larger positions in fewer securities than other funds.

Futures and options risk
The possibility that a portfolio may experience a loss if it employs an options or futures strategy related to a security or a market index and that security or index moves in the opposite direction from what the manager anticipated. Futures and options also involve additional expenses, which could reduce any benefit or increase any loss that a portfolio gains from using the strategy.

Foreign risk
The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, or inadequate or different regulatory and accounting standards.

Interest rate risk
The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however because companies smaller companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.

Credit risk
The possibility that a bond's issuer (or an entity that insures the bond) will be unable to make timely payments of interest and principal. Bonds are rated below investment grade are particularly subject to this risk.

Liquidity risk
The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them, which may prevent the Manager from disposing of securities at a favorable time or price during periods of infrequent trading of such securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution
Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	HOW HAS THE DELAWARE VIP® SMID CAP GROWTH SERIES PERFORMED?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year and by showing how the Series' average annual returns for 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Series' past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Series' most recently available month-end performance by calling 800 523-1918 or by visiting our web site at www.delawareinvestments.com/institutional/performance .

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Effective January 21, 2010, the Series transitioned to invest primarily in common stocks of small- to medium-sized, growth-oriented companies whose total market capitalization at the time of investment is within the range of the Russell 2500 Growth Index. Prior to that time, the Series invested primarily in stocks of medium-sized companies whose total market capitalization at the time of investment was within the range of the Russell Midcap Growth Index. The returns reflected in the bar chart may not be indicative of future performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year and by showing how the Series' average annual returns for 1-, 5-, and 10-year periods compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.delawareinvestments.com/institutional/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Series' past performance is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total return (Standard Class)
Annual Return 2001	rr_AnnualReturn2001	(15.78%)
Annual Return 2002	rr_AnnualReturn2002	(24.94%)
Annual Return 2003	rr_AnnualReturn2003	41.05%
Annual Return 2004	rr_AnnualReturn2004	12.47%
Annual Return 2005	rr_AnnualReturn2005	11.40%
Annual Return 2006	rr_AnnualReturn2006	6.36%
Annual Return 2007	rr_AnnualReturn2007	12.96%
Annual Return 2008	rr_AnnualReturn2008	(40.55%)
Annual Return 2009	rr_AnnualReturn2009	45.41%
Annual Return 2010	rr_AnnualReturn2010	36.32%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods illustrated in this bar chart, the Class' highest quarterly return was 23.95% for the quarter ended December 31, 2001 and its lowest quarterly return was -25.96% for the quarter ended December 31, 2008.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.96%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2010
1 year	rr_AverageAnnualReturnYear01	36.32%
5 years	rr_AverageAnnualReturnYear05	7.20%
10 years	rr_AverageAnnualReturnYear10	4.69%
DELAWARE VIP® TRUST Prospectus | Delaware VIP® Smid Cap Growth Series | SMID CAP GROWTH SERIES STANDARD CLASS | Russell 2500 Growth Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	28.86%
5 years	rr_AverageAnnualReturnYear05	5.63%
10 years	rr_AverageAnnualReturnYear10	4.19%
DELAWARE VIP® TRUST Prospectus | Delaware VIP® Smid Cap Growth Series | SMID CAP GROWTH SERIES SERVICE CLASS
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Delaware VIP® S mid Cap Growth Series
Objective [Heading]	rr_ObjectiveHeading	WHAT IS THE SERIES' INVESTMENT OBJECTIVE?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Delaware VIP Smid Cap Growth Series seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	WHAT ARE THE SERIES' FEES AND EXPENSES?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other expenses	rr_OtherExpensesOverAssets	0.14%
Total annual series operating expenses	rr_ExpensesOverAssets	1.19%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Total annual series operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.14%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Series' performance. During the most recent fiscal year, the Series' portfolio turnover rate was 37% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	116
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	373
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	650
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,439
Strategy [Heading]	rr_StrategyHeading	WHAT ARE THE SERIES' PRINCIPAL INVESTMENT STRATEGIES?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Series invests primarily in common stocks of growth-oriented companies that the Series' investment manager, Delaware Management Company (Manager or we) believes have long-term capital appreciation potential and expect to grow faster than the U.S. economy. We particularly seek small- to mid-sized companies. For purposes of the Series, we will generally consider companies that, at the time of purchase, have total market capitalizations within the range of market capitalizations of companies in the Russell 2500 Growth Index. As of the latest reconstitution on June 25, 2010, the average market capitalization of a company in the Russell 2500 Growth Index was approximately  $1.232 billion and the median market capitalization was approximately  $720 million. The Index had a total market capitalization range of approximately  $12 million to  $9.105 billion.

Under normal circumstances, the Series will invest at least 80% of its net assets in equity securities of small- and mid-capitalization companies (80% Policy). The Series' 80% Policy may be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change.

Using a bottom-up approach, we seek to select securities of companies that we believe have attractive end market potential, dominant business models, and strong free cash flow generation that are attractively priced compared to intrinsic value of the securities. We also consider a company's operational efficiencies, management's plans for capital allocation, and the company's shareholder orientation. All of these factors give us insight into the outlook for a company, helping us identify companies poised for sustainable free cash flow growth. We believe that sustainable free cash flow growth, if it occurs, may result in price appreciation for the company's stock.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Series will invest at least 80% of its net assets in equity securities of small- and mid-capitalization companies (80% Policy).
Risk [Heading]	rr_RiskHeading	WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE SERIES?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series' portfolio. Principal risks include:
Risk	Definition
Investments not guaranteed by the Manager or its affiliates	Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.
Market risk	The risk that all or a majority of the securities in a certain market like the stock or bond market will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.
Company size risk	The risk that prices of small- and medium-sized companies may be more volatile than larger companies because of limited financial resources or dependence on narrow product lines. Small company risk also comes from lower liquidity typically associated with small company stocks, which means the price may be affected by poorly executed trades, even if the underlying business of the company is unchanged.
Currency risk	The risk that the value of a portfolio's investments may be negatively affected by changes in foreign currency exchange rates.
Derivatives risk	Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative is associated moves in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty's ability to fulfill its contractual obligations.
Limited number of stocks risk	The possibility that a single security's increase or decrease in value may have a greater impact on the series' value and total return because the series may hold larger positions in fewer securities than other funds.
Futures and options risk	The possibility that a portfolio may experience a loss if it employs an options or futures strategy related to a security or a market index and that security or index moves in the opposite direction from what the manager anticipated. Futures and options also involve additional expenses, which could reduce any benefit or increase any loss that a portfolio gains from using the strategy.
Foreign risk	The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, or inadequate or different regulatory and accounting standards.

Interest rate risk	The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however because companies smaller companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.
Credit risk	The possibility that a bond's issuer (or an entity that insures the bond) will be unable to make timely payments of interest and principal. Bonds are rated below investment grade are particularly subject to this risk.
Liquidity risk	The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them, which may prevent the Manager from disposing of securities at a favorable time or price during periods of infrequent trading of such securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution
Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	HOW HAS THE DELAWARE VIP® SMID CAP GROWTH SERIES PERFORMED?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year and by showing how the Series' average annual returns for 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Series' past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Series' most recently available month-end performance by calling 800 523-1918 or by visiting our web site at www.delawareinvestments.com/institutional/performance .

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Effective January 21, 2010, the Series transitioned to invest primarily in common stocks of small- to medium-sized, growth-oriented companies whose total market capitalization at the time of investment is within the range of the Russell 2500 Growth Index. Prior to that time, the Series invested primarily in stocks of medium-sized companies whose total market capitalization at the time of investment was within the range of the Russell Midcap Growth Index. The returns reflected in the bar chart may not be indicative of future performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year and by showing how the Series' average annual returns for 1-, 5-, and 10-year periods compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.delawareinvestments.com/institutional/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Series' past performance is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total return (Service Class)
Annual Return 2001	rr_AnnualReturn2001	(15.94%)
Annual Return 2002	rr_AnnualReturn2002	(25.09%)
Annual Return 2003	rr_AnnualReturn2003	40.86%
Annual Return 2004	rr_AnnualReturn2004	12.13%
Annual Return 2005	rr_AnnualReturn2005	11.20%
Annual Return 2006	rr_AnnualReturn2006	6.03%
Annual Return 2007	rr_AnnualReturn2007	12.71%
Annual Return 2008	rr_AnnualReturn2008	(40.71%)
Annual Return 2009	rr_AnnualReturn2009	45.12%
Annual Return 2010	rr_AnnualReturn2010	35.99%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods illustrated in this bar chart, the Class' highest quarterly return was 23.82% for the quarter ended December 31, 2001 and its lowest quarterly return was -26.03% for the quarter ended December 31, 2008.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.03%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2010
1 year	rr_AverageAnnualReturnYear01	35.99%
5 years	rr_AverageAnnualReturnYear05	6.94%
10 years	rr_AverageAnnualReturnYear10	4.46%
DELAWARE VIP® TRUST Prospectus | Delaware VIP® Smid Cap Growth Series | SMID CAP GROWTH SERIES SERVICE CLASS | Russell 2500 Growth Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	28.86%
5 years	rr_AverageAnnualReturnYear05	5.63%
10 years	rr_AverageAnnualReturnYear10	4.19%
DELAWARE VIP® TRUST Prospectus | Delaware VIP® U.S. Growth Series | U.S. GROWTH SERIES STANDARD CLASS
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Delaware VIP® U.S. Growth Series
Objective [Heading]	rr_ObjectiveHeading	WHAT IS THE SERIES' INVESTMENT OBJECTIVE?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Delaware VIP U.S. Growth Series seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	WHAT ARE THE SERIES' FEES AND EXPENSES?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.10%
Total annual series operating expenses	rr_ExpensesOverAssets	0.75%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Series' performance. During the most recent fiscal year, the Series' portfolio turnover rate was 26% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	417
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	930
Strategy [Heading]	rr_StrategyHeading	WHAT ARE THE SERIES' PRINCIPAL INVESTMENT STRATEGIES?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Series invests primarily in common stocks. The Series invests primarily in companies that its investment manager, Delaware Management Company (Manager or we), believes have long-term capital appreciation potential and are expected to grow faster than the U.S. economy. We focus on individual companies rather than on short-term movements in broad economic factors, such as interest rates and commodity prices. Using a bottom-up approach, we seek to select securities that we believe have large end-market potential (meaning the business addresses markets with a large potential client base and meaningful product demand), dominant business models, and strong free cash flow generation that are attractively priced compared to the intrinsic value of the securities. We also consider a company's ability to increase per-unit profitability as it grows (i.e., its "operational efficiencies"), management's plans for capital allocation, and the company's shareholder orientation. All of these factors give us insight into the outlook for a company, helping identify companies poised for sustainable free cash flow growth. We believe that sustainable free cash flow growth, if it occurs, may result in price appreciation for the company's stock. We may sell a security if we no longer believe that security is likely to contribute to meeting the investment objective of the Series or if there are other opportunities that appear more attractive.

Under normal circumstances, the Series will invest at least 80% of its net assets in U.S. investments. This policy is not a fundamental investment policy and may be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change. We may also invest up to 20% of the Series' assets in debt securities and bonds. In addition, we may invest in convertible bonds, preferred stocks, and convertible preferred stocks, provided that these investments, when aggregated with the Series' debt securities and bonds, do not exceed 35% of the Series' assets. The Series may invest up to 20% of its net assets in securities of foreign issuers, including through American Depository Receipts (ADRs). We may also invest in futures and options to help meet the Series' investment objectives.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Series will invest at least 80% of its net assets in U.S. investments.
Risk [Heading]	rr_RiskHeading	WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE SERIES?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series' portfolio. Principal risks include:
Risk	Definition
Investments not guaranteed by the Manager or its affiliates
Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Market risk
The risk that all or a majority of the securities in a certain market like the stock or bond market will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Foreign risk
The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates, inefficient markets and higher transaction costs; foreign economic conditions, or inadequate or different regulatory and accounting standards.

Currency risk	The risk that the value of a portfolio's investments may be negatively affected by changes in foreign currency exchange rates.
Futures and options risk
The possibility that a portfolio may experience a loss if it employs an options or futures strategy related to a security or a market index and that security or index moves in the opposite direction from what the manager anticipated. Futures and options also involve additional expenses, which could reduce any benefit or increase any loss that a portfolio gains from using the strategy.

Credit risk
The risk that a bond's issuer will be unable to make timely payments of interest and principal. Investing in so-called "junk" or "high yield" bonds entails greater risk of principal loss than the risk involved in investment grade bonds.

Liquidity risk
The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them, which may prevent the Manager from disposing of securities at a favorable time or price during periods of infrequent trading of such securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution
Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	HOW HAS THE DELAWARE VIP® U.S. GROWTH SERIES PERFORMED?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year and by showing how the Series' average annual returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Series' past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Series' most recently available month-end performance by calling 800 523-1918 or by visiting our web site at www.delawareinvestments.com/institutional/performance .

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year and by showing how the Series' average annual returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.delawareinvestments.com/institutional/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Series' past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total return (Standard Class)
Annual Return 2001	rr_AnnualReturn2001	(24.47%)
Annual Return 2002	rr_AnnualReturn2002	(29.24%)
Annual Return 2003	rr_AnnualReturn2003	23.75%
Annual Return 2004	rr_AnnualReturn2004	3.30%
Annual Return 2005	rr_AnnualReturn2005	14.65%
Annual Return 2006	rr_AnnualReturn2006	2.31%
Annual Return 2007	rr_AnnualReturn2007	12.56%
Annual Return 2008	rr_AnnualReturn2008	(42.66%)
Annual Return 2009	rr_AnnualReturn2009	43.30%
Annual Return 2010	rr_AnnualReturn2010	13.90%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods illustrated in this bar chart, the Class' highest quarterly return was 15.28% for the quarter ended June 30, 2009 and its lowest quarterly return was -22.08% for the quarter ended December 31, 2008.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.08%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2010
1 year	rr_AverageAnnualReturnYear01	13.90%
5 years	rr_AverageAnnualReturnYear05	1.51%
10 years	rr_AverageAnnualReturnYear10	(1.68%)
DELAWARE VIP® TRUST Prospectus | Delaware VIP® U.S. Growth Series | U.S. GROWTH SERIES STANDARD CLASS | Russell 1000® Growth Index (reflects no deduction for fees, expenses, or tax)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	16.71%
5 years	rr_AverageAnnualReturnYear05	3.75%
10 years	rr_AverageAnnualReturnYear10	0.02%
DELAWARE VIP® TRUST Prospectus | Delaware VIP® U.S. Growth Series | U.S. GROWTH SERIES SERVICE CLASS
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Delaware VIP® U.S. Growth Series
Objective [Heading]	rr_ObjectiveHeading	WHAT IS THE SERIES' INVESTMENT OBJECTIVE?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Delaware VIP U.S. Growth Series seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	WHAT ARE THE SERIES' FEES AND EXPENSES?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other expenses	rr_OtherExpensesOverAssets	0.10%
Total annual series operating expenses	rr_ExpensesOverAssets	1.05%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[7]
Total annual series operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.00%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Series' performance. During the most recent fiscal year, the Series' portfolio turnover rate was 26% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	329
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	575
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,278
Strategy [Heading]	rr_StrategyHeading	WHAT ARE THE SERIES' PRINCIPAL INVESTMENT STRATEGIES?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Series invests primarily in common stocks. The Series invests primarily in companies that its investment manager, Delaware Management Company (Manager or we), believes have long-term capital appreciation potential and are expected to grow faster than the U.S. economy. We focus on individual companies rather than on short-term movements in broad economic factors, such as interest rates and commodity prices. Using a bottom-up approach, we seek to select securities that we believe have large end-market potential (meaning the business addresses markets with a large potential client base and meaningful product demand), dominant business models, and strong free cash flow generation that are attractively priced compared to the intrinsic value of the securities. We also consider a company's ability to increase per-unit profitability as it grows (i.e., its "operational efficiencies"), management's plans for capital allocation, and the company's shareholder orientation. All of these factors give us insight into the outlook for a company, helping identify companies poised for sustainable free cash flow growth. We believe that sustainable free cash flow growth, if it occurs, may result in price appreciation for the company's stock. We may sell a security if we no longer believe that security is likely to contribute to meeting the investment objective of the Series or if there are other opportunities that appear more attractive.

Under normal circumstances, the Series will invest at least 80% of its net assets in U.S. investments. This policy is not a fundamental investment policy and may be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change. We may also invest up to 20% of the Series' assets in debt securities and bonds. In addition, we may invest in convertible bonds, preferred stocks, and convertible preferred stocks, provided that these investments, when aggregated with the Series' debt securities and bonds, do not exceed 35% of the Series' assets. The Series may invest up to 20% of its net assets in securities of foreign issuers, including through American Depository Receipts (ADRs). We may also invest in futures and options to help meet the Series' investment objectives.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Series will invest at least 80% of its net assets in U.S. investments.
Risk [Heading]	rr_RiskHeading	WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE SERIES?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series' portfolio. Principal risks include:
Risk	Definition
Investments not guaranteed by the Manager or its affiliates
Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Market risk
The risk that all or a majority of the securities in a certain market like the stock or bond market will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Foreign risk
The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates, inefficient markets and higher transaction costs; foreign economic conditions, or inadequate or different regulatory and accounting standards.

Currency risk	The risk that the value of a portfolio's investments may be negatively affected by changes in foreign currency exchange rates.
Futures and options risk
The possibility that a portfolio may experience a loss if it employs an options or futures strategy related to a security or a market index and that security or index moves in the opposite direction from what the manager anticipated. Futures and options also involve additional expenses, which could reduce any benefit or increase any loss that a portfolio gains from using the strategy.

Credit risk
The risk that a bond's issuer will be unable to make timely payments of interest and principal. Investing in so-called "junk" or "high yield" bonds entails greater risk of principal loss than the risk involved in investment grade bonds.

Liquidity risk
The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them, which may prevent the Manager from disposing of securities at a favorable time or price during periods of infrequent trading of such securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution
Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	HOW HAS THE DELAWARE VIP® U.S. GROWTH SERIES PERFORMED?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year and by showing how the Series' average annual returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Series' past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Series' most recently available month-end performance by calling 800 523-1918 or by visiting our web site at www.delawareinvestments.com/institutional/performance .

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year and by showing how the Series' average annual returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.delawareinvestments.com/institutional/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Series' past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total return (Service Class)
Annual Return 2001	rr_AnnualReturn2001	(24.61%)
Annual Return 2002	rr_AnnualReturn2002	(29.26%)
Annual Return 2003	rr_AnnualReturn2003	23.37%
Annual Return 2004	rr_AnnualReturn2004	3.03%
Annual Return 2005	rr_AnnualReturn2005	14.41%
Annual Return 2006	rr_AnnualReturn2006	2.06%
Annual Return 2007	rr_AnnualReturn2007	12.37%
Annual Return 2008	rr_AnnualReturn2008	(42.86%)
Annual Return 2009	rr_AnnualReturn2009	42.94%
Annual Return 2010	rr_AnnualReturn2010	13.54%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods illustrated in this bar chart, the Class' highest quarterly return was 15.32% for the quarter ended June 30, 2009 and its lowest quarterly return was -22.26% for the quarter ended December 31, 2008.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.26%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2010
1 year	rr_AverageAnnualReturnYear01	13.54%
5 years	rr_AverageAnnualReturnYear05	1.24%
10 years	rr_AverageAnnualReturnYear10	(1.91%)
DELAWARE VIP® TRUST Prospectus | Delaware VIP® U.S. Growth Series | U.S. GROWTH SERIES SERVICE CLASS | Russell 1000® Growth Index (reflects no deduction for fees, expenses, or tax)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	16.71%
5 years	rr_AverageAnnualReturnYear05	3.75%
10 years	rr_AverageAnnualReturnYear10	0.02%
DELAWARE VIP® TRUST Prospectus | Delaware VIP® Value Series | VALUE SERIES STANDARD CLASS
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Delaware VIP® Value Series
Objective [Heading]	rr_ObjectiveHeading	WHAT IS THE SERIES' INVESTMENT OBJECTIVE?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Delaware VIP Value Series seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	WHAT ARE THE SERIES' FEES AND EXPENSES?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.10%
Total annual series operating expenses	rr_ExpensesOverAssets	0.75%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Series' performance. During the most recent fiscal year, the Series' portfolio turnover rate was 15% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	417
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	930
Strategy [Heading]	rr_StrategyHeading	WHAT ARE THE SERIES' PRINCIPAL INVESTMENT STRATEGIES?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Series will invest at least 80% of its net assets in securities of large-capitalization companies (the 80% policy). The Series invests primarily in investments of large-capitalization companies that we believe have long-term capital appreciation potential. The Series currently defines large-capitalization companies as those with market capitalizations of  $5 billion or greater at the time of purchase. Typically, the Series' investment manager, Delaware Management Company (Manager), seeks to select securities we believe are undervalued in relation to their intrinsic value as indicated by multiple factors, including the earnings and cash flow potential, or the asset value of the respective issuers. We also consider a company's plans for future operations on a selective basis. We may sell a security if we no longer believe that the security will contribute to meeting the investment objective of the Series. The Series' 80% policy can be changed without shareholder approval. However, shareholders would be given at least 60 days' notice prior to any change.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Series will invest at least 80% of its net assets in securities of large-capitalization companies (the 80% policy).
Risk [Heading]	rr_RiskHeading	WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE SERIES?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series' portfolio. Principal risks include:
Risk	Definition
Investments not guaranteed by the Manager or its affiliates
Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Market risk
The risk that all or a majority of the securities in a certain market like the stock or bond market will decline in value because of factors such as adverse political or economic conditions, future expectations, or investor confidence, or heavy institutional selling.

Foreign risk
The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, inefficient markets and higher transaction costs, changes in currency exchange rates, foreign economic conditions, or inadequate or different regulatory and accounting standards.

Derivatives risk
Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative (such as a futures or option contract or a swap agreement) is associated moves in the opposite direction from what the portfolio manager anticipated and may rise or fall more rapidly than other investments. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty's ability to fulfill its contractual obligations.

Liquidity risk
The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them, which may prevent the Manager from disposing of securities at a favorable time or price during periods of infrequent trading of such a security.

Government/regulatory risk
The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets. Government involvement in the private sector may, in some cases, include government investment in, or ownership of, companies in certain commercial business sectors; wage and price controls; or imposition of trade barriers and other protectionist measures.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution
Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	HOW HAS THE DELAWARE VIP® VALUE SERIES PERFORMED?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year and by showing how the Series' average annual returns for 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Series' past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Series' most recently available month-end performance by calling 800 523-1918 or by visiting our web site at www.delawareinvestments.com/institutional/performance .

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year and by showing how the Series' average annual returns for 1-, 5-, and 10-year periods compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.delawareinvestments.com/institutional/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Series' past performance is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total return (Standard Class)
Annual Return 2001	rr_AnnualReturn2001	(3.89%)
Annual Return 2002	rr_AnnualReturn2002	(18.68%)
Annual Return 2003	rr_AnnualReturn2003	28.29%
Annual Return 2004	rr_AnnualReturn2004	14.93%
Annual Return 2005	rr_AnnualReturn2005	6.03%
Annual Return 2006	rr_AnnualReturn2006	24.10%
Annual Return 2007	rr_AnnualReturn2007	(2.72%)
Annual Return 2008	rr_AnnualReturn2008	(33.42%)
Annual Return 2009	rr_AnnualReturn2009	17.96%
Annual Return 2010	rr_AnnualReturn2010	15.62%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods illustrated in this bar chart, the Class' highest quarterly return was 17.66% for the quarter ended June 30, 2003 and its lowest quarterly return was -18.89% for the quarter ended September 30, 2002.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.89%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2010
1 year	rr_AverageAnnualReturnYear01	15.62%
5 years	rr_AverageAnnualReturnYear05	1.85%
10 years	rr_AverageAnnualReturnYear10	2.97%
DELAWARE VIP® TRUST Prospectus | Delaware VIP® Value Series | VALUE SERIES STANDARD CLASS | Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	15.51%
5 years	rr_AverageAnnualReturnYear05	1.27%
10 years	rr_AverageAnnualReturnYear10	3.26%
DELAWARE VIP® TRUST Prospectus | Delaware VIP® Value Series | VALUE SERIES SERVICE CLASS
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Delaware VIP® Value Series
Objective [Heading]	rr_ObjectiveHeading	WHAT IS THE SERIES' INVESTMENT OBJECTIVE?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Delaware VIP Value Series seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	WHAT ARE THE SERIES' FEES AND EXPENSES?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other expenses	rr_OtherExpensesOverAssets	0.10%
Total annual series operating expenses	rr_ExpensesOverAssets	1.05%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Total annual series operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.00%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Series' performance. During the most recent fiscal year, the Series' portfolio turnover rate was 15% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	329
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	575
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,278
Strategy [Heading]	rr_StrategyHeading	WHAT ARE THE SERIES' PRINCIPAL INVESTMENT STRATEGIES?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Series will invest at least 80% of its net assets in securities of large-capitalization companies (the 80% policy). The Series invests primarily in investments of large-capitalization companies that we believe have long-term capital appreciation potential. The Series currently defines large-capitalization companies as those with market capitalizations of  $5 billion or greater at the time of purchase. Typically, the Series' investment manager, Delaware Management Company (Manager), seeks to select securities we believe are undervalued in relation to their intrinsic value as indicated by multiple factors, including the earnings and cash flow potential, or the asset value of the respective issuers. We also consider a company's plans for future operations on a selective basis. We may sell a security if we no longer believe that the security will contribute to meeting the investment objective of the Series. The Series' 80% policy can be changed without shareholder approval. However, shareholders would be given at least 60 days' notice prior to any change.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Series will invest at least 80% of its net assets in securities of large-capitalization companies (the 80% policy).
Risk [Heading]	rr_RiskHeading	WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE SERIES?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Series will increase and decrease according to changes in the value of the securities in the Series' portfolio. Principal risks include:
Risk	Definition
Investments not guaranteed by the Manager or its affiliates
Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Market risk
The risk that all or a majority of the securities in a certain market like the stock or bond market will decline in value because of factors such as adverse political or economic conditions, future expectations, or investor confidence, or heavy institutional selling.

Foreign risk
The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, inefficient markets and higher transaction costs, changes in currency exchange rates, foreign economic conditions, or inadequate or different regulatory and accounting standards.

Derivatives risk
Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative (such as a futures or option contract or a swap agreement) is associated moves in the opposite direction from what the portfolio manager anticipated and may rise or fall more rapidly than other investments. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty's ability to fulfill its contractual obligations.

Liquidity risk
The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them, which may prevent the Manager from disposing of securities at a favorable time or price during periods of infrequent trading of such a security.

Government/regulatory risk
The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets. Government involvement in the private sector may, in some cases, include government investment in, or ownership of, companies in certain commercial business sectors; wage and price controls; or imposition of trade barriers and other protectionist measures.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution
Investments in the Series are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series, the repayment of capital from the Series, or any particular rate of return.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	HOW HAS THE DELAWARE VIP® VALUE SERIES PERFORMED?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year and by showing how the Series' average annual returns for 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Series' past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during certain of these periods. The returns would be lower without the expense caps. You may obtain the Series' most recently available month-end performance by calling 800 523-1918 or by visiting our web site at www.delawareinvestments.com/institutional/performance .

Performance reflects all Series expenses but does not include any fees or sales charges imposed by variable insurance contracts. If they had been included, the returns shown below would be lower. Investors should consult the variable contract prospectus for more information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart and table below provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year and by showing how the Series' average annual returns for 1-, 5-, and 10-year periods compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.delawareinvestments.com/institutional/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Series' past performance is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total return (Service Class)
Annual Return 2001	rr_AnnualReturn2001	(4.03%)
Annual Return 2002	rr_AnnualReturn2002	(18.81%)
Annual Return 2003	rr_AnnualReturn2003	28.10%
Annual Return 2004	rr_AnnualReturn2004	14.59%
Annual Return 2005	rr_AnnualReturn2005	5.79%
Annual Return 2006	rr_AnnualReturn2006	23.79%
Annual Return 2007	rr_AnnualReturn2007	(3.00%)
Annual Return 2008	rr_AnnualReturn2008	(33.57%)
Annual Return 2009	rr_AnnualReturn2009	17.65%
Annual Return 2010	rr_AnnualReturn2010	15.32%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods illustrated in this bar chart, the Class' highest quarterly return was 17.64% for the quarter ended June 30, 2003 and its lowest quarterly return was -18.89% for the quarter ended September 30, 2002.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.89%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2010
1 year	rr_AverageAnnualReturnYear01	15.32%
5 years	rr_AverageAnnualReturnYear05	1.60%
10 years	rr_AverageAnnualReturnYear10	2.73%
DELAWARE VIP® TRUST Prospectus | Delaware VIP® Value Series | VALUE SERIES SERVICE CLASS | Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	15.51%
5 years	rr_AverageAnnualReturnYear05	1.27%
10 years	rr_AverageAnnualReturnYear10	3.26%

[1]	The Series' distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the 12b-1 fees to no more than 0.25% of average daily net assets from April 29, 2011 through April 30, 2012. These waivers and reimbursements may only be terminated by agreement of the Distributor and the Series.
[2]	The Series' distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the 12b-1 fees to no more than 0.25% of average daily net assets from April 29, 2011 through April 30, 2012. These waivers and reimbursements may be terminated only by agreement of the Distributor and the Series.
[3]	The Series' distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the 12b-1 fees to no more than 0.25% of average daily net assets from April 29, 2011 through April 30, 2012. These waivers and expense reimbursements may only be terminated by agreement of the Distributor and the Series.
[4]	The Series' investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 1.05% of the Series' average daily net assets from April 29, 2011 through April 30, 2012. These waivers and reimbursements may be terminated only by agreement of the Manager and the Series.
[5]	The Series' investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 1.05% of the Series' average daily net assets from April 29, 2011 through April 30, 2012. In addition, the Series' distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the 12b-1 fees to no more than 0.25% of average daily net assets from April 29, 2011 through April 30, 2012. These waivers and reimbursements may only be terminated by agreement of the Manager and Distributor and the Series.
[6]	The Series' distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the 12b-1 fees to no more than 0.25% of average daily net assets from April 29, 2011 through April 30, 2012. These waivers and expense reimbursements may be terminated only by agreement of the Distributor and the Series.
[7]	The Series' distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the 12b-1 fees to no more than 0.25% of average daily net assets from April 29, 2011 through April 30, 2012. These waivers may be terminated only by agreement of the Distributor and the Series.